As filed with the Securities and Exchange Commission on July 29, 2005

1933 Act Registration No. 33-53698
1940 Act Registration No. 811-07322

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 28	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

Amendment No. 29

The Integrity Funds
(Exact Name of Registrant as Specified in Charter)

 1 Main Street North, Minot, North Dakota  58703
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (701) 852-5292

Peter A. Quist, Secretary 1 Main Street North Minot, North Dakota 58703 Copies to:
Robert E. Walstad	Bibb L. Strench
Integrity Mutual Funds, Inc.	Sutherland Asbill & Brennan LLP
1 Main Street North	1275 Pennsylvania Avenue, NW
Minot, North Dakota 58703	Washington, D.C. 20004

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after effectiveness.

It is proposed that this filing will become effective (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on August 1, 2005, pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A—Prospectus for the Integrity Equity Fund, the Integrity Value Fund, the Integrity Small Cap Growth Fund, the Integrity Health Sciences Fund, the Integrity Technology Fund, the Integrity Growth and Income Fund, the Integrity All Season Fund, the Integrity High Income Fund, and the Integrity Municipal Fund (the “Funds”) Class A and C Shares

Part A—Prospectus for the Integrity Equity Fund (the “Funds”) Class N Shares

Part B—Statement of Additional Information for the Funds

Part C—Other Information

Signatures

Exhibits

Explanatory Note:  This Registration Statement contains the Prospectus and Statement of Additional Information for the Integrity Equity Fund, the Integrity Value Fund, the Integrity Small Cap Growth Fund, the Integrity Health Sciences Fund, the Integrity Technology Fund, the Integrity Growth and Income Fund, the Integrity All Season Fund, the Integrity High Income Fund, and the Integrity Municipal Fund, each a series of The Integrity Funds, a registered investment company.

The purpose of this amendment is add updated financial information and other miscellaneous updates for The Integrity Funds, a registered investment company.

Integrity Mutual Funds [Logo]

August 1, 2005

The Integrity Funds
CLASS A AND C SHARES

The Integrity Funds are:

·         Integrity Equity Fund

·         Integrity Value Fund

·         Integrity Small Cap Growth Fund

·         Integrity Health Sciences Fund

·         Integrity Technology Fund

·         Integrity Growth & Income Fund

·         Integrity All Season Fund

·         Integrity High Income Fund

·         Integrity Municipal Fund

Class C Shares Currently Offered Only by the Integrity High Income Fund and Integrity All Season Fund

Please read this Prospectus and keep it for future reference. It contains important information, including information on how each Fund invests and the services that each Fund offers to shareholders.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

_________________________________________________________________________________________

The Integrity Funds
1 Main Street North
Minot, ND 58703
(800) 276-1262

PAGE
Integrity Equity Fund
Fund Summary
How the Fund Has Performed
What Are the Fund’s Expenses?
Integrity Value Fund
Fund Summary
How the Fund Has Performed
What Are the Fund’s Expenses?
Integrity Small Cap Growth Fund
Fund Summary
How the Fund Has Performed
What Are the Fund’s Expenses?
Integrity Health Sciences Fund
Fund Summary
How the Fund Has Performed
What Are the Fund’s Expenses?
Integrity Technology Fund
Fund Summary
How the Fund Has Performed
What Are the Fund’s Expenses?
Integrity Growth & Income Fund
Fund Summary
How the Fund Has Performed
What Are the Fund’s Expenses?
Integrity All Season Fund
Fund Summary
How the Fund Has Performed
What Are the Fund’s Expenses?
Integrity High Income Fund
Fund Summary
How the Fund Has Performed
What Are the Fund’s Expenses?
Integrity Municipal Fund
Fund Summary
How the Fund Has Performed
What Are the Fund’s Expenses?

Management of the Funds
Your Fund Account
The Funds’ Share Price
How to Buy Shares
Portfolio Holdings Disclosure
How to Sell Shares
Dividends, Distributions and Tax Information on Your Shares
Financial Highlights
Additional Information

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTEGRITY EQUITY FUND
FUND SUMMARY

Investment Objective
The Integrity Equity Fund (the “Equity Fund”) seeks long-term growth of asset value through capital appreciation and dividend income.

Principal Strategies: How the Equity Fund Pursues its Objective
Under normal market conditions, the Equity Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of common and preferred stocks, convertible securities, and warrants of U.S. companies with mid- to large-sized market capitalizations (generally in excess of $1 billion).

Integrity Money Management, Inc. (“Investment Adviser”), utilizes a blended approach to investing in order to create a portfolio of “growth” and “value” securities.  The Investment Adviser selects “growth” securities based on its analysis of an issuer’s earnings and dividend prospects, cash flows, the strength of management and other market factors, which may affect the issuer’s competitive position. The Investment Adviser may also seek to identify issues that may generate dividend income.  In selecting growth stocks for the Equity Fund, the Investment Adviser considers companies that demonstrate:

·         Above-average earnings;

·         A strong franchise;

·         Strong and steady cash flows and a recurring revenue stream;

·         A solid competitive position within an industry with barriers to the entry of new competitors and the potential for high profit margins;

·         Strong management teams with clearly defined strategies; and

·         New products or services that may serve as catalysts to accelerated growth.

In selecting “value” securities, the Investment Adviser seeks to identify issuers with lower profit to expense, price to earnings, and price to book ratios than the overall markets or which have temporarily fallen out of favor with the investing community due to a decline in the overall market or other short-term adverse market conditions.

In general, the Equity Fund will not invest in securities that have, in the judgment of the Fund’s Sub-Adviser, a high level of debt as a percentage of their total market capitalization.

The Equity Fund is a diversified mutual fund that invests in the market sectors represented in the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”).  The Investment Adviser generally utilizes a top-down approach in order to determine which market sectors offer the best investment opportunities for the Equity Fund and the extent to which the Equity Fund’s assets should be allocated thereto.  This approach involves an analysis of general economic factors such as interest rates, the rate of inflation, and the competitive environment within market sectors.

The Equity Fund may invest in American Depositary Receipts for foreign companies that are traded on a U.S. securities exchange or on the NASDAQ stock market.

The Equity Fund also may buy and sell (write) put and call options on stocks, shares of exchange traded funds (“ETFs”) and stock indexes, and may invest in futures contracts for the purchase or sale of stock indexes and buy and sell options on such futures contracts for hedging purposes.  The Equity Fund uses these investment strategies to hedge against changes in the values of securities the Equity Fund owns or expects to purchase and does not use these strategies for speculation.

The Equity Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the Equity Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  Although the Equity Fund would do this only in seeking to avoid losses, the Equity Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

The Equity Fund may also invest its assets in other securities or engage in different investment practices, which are not part of its principal investment strategies.

Principal Risks: What are the Risks of Investing in the Equity Fund?

An investment in the Equity Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Equity Fund will achieve its investment objective.  More specifically, the Equity Fund may be affected by, among others, the following types of risks:

MARKET AND ECONOMIC RISK:  The prices of the securities in which the Equity Fund invests may fluctuate, at times dramatically, for a number of reasons, including:

·         Actual earnings that do not meet generally accepted forecasts or estimates of earnings.

·         Changes in the general interest rate environment that have a negative impact on the evaluation of earnings.

·         The market undervaluing the stocks in the Fund’s portfolio.

·         Developments affecting particular issuers or a particular industry or geographic sector.

·         A general decline in the stock market.

·         Social or national political changes may alter investors’ future expectations of company earnings.

VOLATILITY RISK:  The Equity Fund may exhibit more share price volatility than its benchmark index, the S&P 500® Index, a widely recognized, unmanaged index of 500 stock prices. The volatility is partly a function of the size of the Equity Fund and the fact the portfolio of the Equity Fund is less diversified than the S&P 500® Index, as there are substantially less than 500 issues in the portfolio of the Equity Fund at any one time. Additionally, the Investment Adviser may select companies whose anticipated earnings growth rate is greater than its current price-to-earnings ratio. In the event of an earnings shortfall, these companies' share price performances and dividends tend to react with substantial downward risk exposure.

RISKS OF MID-SIZED COMPANIES:  The Equity Fund may invest in companies with mid market capitalization.  Market capitalization refers to the total market value of the outstanding stock of a company. Mid cap companies generally have a market capitalization between $1 billion and $7 billion.  Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Mid cap companies and the industries in which they are involved generally are still maturing and may be more sensitive to changing market conditions than larger companies in more established industries. Mid cap companies often have limited product lines, markets, financial resources and less experienced management. Mid cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Fund to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general.  This also may impede the Fund's ability to obtain market quotations based on actual trades in order to value the Fund's securities. Mid cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, mid cap companies may not pay a dividend. Although income is not a primary goal of the Fund, dividends can cushion returns in a falling market.

GROWTH SECURITIES:  While potentially offering greater or more rapid capital appreciation potential than value securities, investments in growth securities may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.

VALUE SECURITIES:  Investments in value securities are subject to the risk that their intrinsic values may never be realized by the market, or that their prices may go down. While the Equity Fund’s investments in value securities may limit downside risk over time, they, as a trade-off, may produce more modest gains than riskier stock investments.

FOREIGN SECURITIES:  Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Equity Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Equity Fund’s investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

HEDGING RISKS:  The ability of the Equity Fund to benefit from options and futures contracts is largely dependent on the Investment Adviser’s ability to use these strategies successfully. If the Investment Adviser’s judgment about the general direction of markets is wrong, the overall performance of the Equity Fund will be poorer than if no such options or futures had been used. In addition, the Equity Fund’s ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Equity Fund’s portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the Equity Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Equity Fund could lose money on futures transactions or will lose money if a purchased option expires worthless.  Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Equity Fund. Use of options may also (i) result in losses to the Equity Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the Equity Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the Equity Fund to hold a security it might otherwise sell or sell a security it might otherwise hold. The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”), and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Additional information regarding the investment policies and restrictions of the Equity Fund is available in The Integrity Funds’ (“Integrity Funds”) Statement of Additional Information (“SAI”), which is available free of charge, upon request, by calling Integrity Mutual Funds at 800-276-1262, or by visiting the Trust’s Internet site at www.integrityfunds.com.

Is This Fund Right For You?
The Equity Fund may be appropriate for you if you:

·         Are pursuing a long-term investment goal;

·         Are seeking a core equity component for your portfolio;

·         Are willing to accept fluctuations in the value of your portfolio; or

·         Are seeking long-term growth through both capital appreciation and dividends.

The Equity Fund may not be appropriate for you if you:

·         Are pursuing a short-term goal;

·         Need regular income; or

·         Are unwilling to accept fluctuations in the value of your portfolio.

How the Fund Has Performed
The following bar chart and table present the performance of the Equity Fund’s Class N shares, which are offered in a different prospectus.  Class C shares are not shown because the Fund did not offer C shares during the periods shown. The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's annual returns since inception compare with those of a broad measure of market performance.

Performance information shown in the Average Annual Total Returns table also shows performance for the Fund's Class N shares. Although Class N, Class A and Class C shares would have substantially similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Class N performance because of the higher expenses paid by Class A and Class C shares. How the Fund has performed in the past is not an indication of its future performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

The results prior to May 23, 2003, the date the Investment Adviser commenced management of the Fund’s portfolio, were achieved while the Fund was managed by another investment adviser that used different investment strategies and techniques, which may produce different investment results than those achieved by the current Investment Adviser.

How the Fund Has Performed
Per Share Total Return per Calendar Year

[insert bar chart]

1995:	25.90%
1996:	21.59%
1997:	16.38%
1998:	17.53%
1999:	33.70%
2000:	5.12%
2001:	-29.49%
2002:	-26.13%
2003:	23.68%
2004:	7.46%

For the periods shown, the highest and lowest quarterly returns were 25.97% and –22.52% for the quarters ending 12/31/98 and 3/31/01, respectively.

Average Annual Total Return (for the period ended December 31, 2004)

	ONE YEAR	FIVE YEAR	10 YEAR	SINCE INCEPTION[1]

Return before taxes
Class A Shares	6.89%	N/A	N/A	10.57%
Class N Shares	7.46%	(6.16)%	7.34%	6.68%

Return after taxes on
Distributions
Class N Shares	7.06%	(6.43)%	6.66%	6.14%

Return after taxes on
distributions and sale
of Fund shares
Class N Shares	4.59%	(5.21)%	6.14%	5.66%

S&P 500® Index[2]	10.88%	(2.30)%	12.06%	11.14%
Lipper Mlt-Cap Core Funds Index[3]	12.39%	(0.07)%	11.12%	10.72%
Lipper Large-Cap Core Funds Index[4]	8.29%	(1.72)%	10.26%	14.88%

1 The Fund’s inception date for Class N shares is September 7, 1992, and for Class A shares is June 16, 2003.

2 S&P 500® Index is a widely recognized, unmanaged index of 500 stock prices chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.  Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from September 4, 1992.

3 The Lipper Multi-Cap Core Funds Index consists of funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds will generally have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Multi-Cap Core funds have wide latitude in the companies in which they invest. These funds will normally have an average price-to-earnings ratio, price-to-book ratio, and three-year earnings growth figure, compared to the U.S. diversified multi-cap equity funds universe average. Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from September 7, 1992.

4 The Lipper Large-Cap Core Funds Index consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Large-Cap Core funds have wide latitude in the companies in which they invest. These funds will normally have an average price-to-earnings ratio, price-to-book ratio, and three-year earnings growth figure, compared to the U.S. diversified large-cap funds universe average. Returns shown reflect no deductions for fees, expenses or taxes.  The Index return is shown from September 8, 1992.

What Are The Fund’s Expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.

SHAREHOLDER FEES (expenses deducted directly from your investment)	Class A	Class C*
Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	1.00%(1)	1.00%
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None	None
Redemption Fee	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	1.00%	1.00%
Distribution and/or Service Fees (12b-1 Fees)	0.50%	1.00%
Other Expenses	1.33%(2)	1.33% (2)
Total Fund Operating Expenses	2.83%(3)	3.33%(3)

_____________________________

* The Integrity Equity Fund currently does not offer Class C shares.

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 Other expenses for the Class C shares are estimated based on the other expenses for the Class A shares for the fiscal year ended December 31, 2004. This is because the Fund did not offer Class C shares during the 2004 fiscal year.

3 Under the terms of the advisory agreement, the Investment Adviser has voluntarily agreed to waive its management fees and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Equity Fund Class A shares do not exceed 2.00%, and the Class C shares do not exceed 2.50% for the current fiscal year.  Thereafter, the expense limitation may be terminated or revised.  Amounts waived or reimbursed may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE
The following example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the Equity Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the Equity Fund would be:

YEAR	EQUITY FUND
	Class A	Class C
1	$848	$441
3	$1,437	$1,076
5	$2,086	$1,886
10	$4,014	$4,293

INTEGRITY VALUE FUND
FUND SUMMARY

Investment Objective
The Integrity Value Fund (the “Value Fund”) seeks above average total return through a combination of capital appreciation and dividend income.  This investment objective is non-fundamental, which means the objective may be changed without shareholder approval.  However, shareholders would be given at least 60 days’ notice prior to any such change.

Principal Strategies: How the Value Fund Pursues its Objectives

Under normal market conditions the Value Fund will be invested in equity securities having certain characteristics of “value” stocks. Those characteristics include among others: low price to normalized earnings ratio, above-average dividend yield, low price relative to net asset value, and low valuation relative to the security’s historic average.

Under normal circumstances, the Value Fund seeks to achieve its investment objective by investing in a diversified portfolio of common and preferred stocks, convertible securities, and warrants of U.S. companies with mid- to large-sized market capitalizations (generally in excess of $1 billion).  Mid cap companies generally have a market capitalization between $1 billion and $7 billion.  Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. In selecting stocks for the Value Fund, the Investment Adviser considers companies:

·         Which are temporarily out of favor in the market due to a decline in the overall market or other short-term adverse market conditions; and

·         Whose stock prices are temporarily depressed because of one-time earnings shortfalls.

The Investment Adviser generally utilizes a top-down approach in order to determine which market sectors offer the best investment opportunities for the Value Fund and the extent to which the Value Fund’s assets should be allocated thereto.  This approach involves an analysis of general economic factors such as interest rates, the rate of inflation, and the competitive environment within market sectors.

The Value Fund may invest in American Depositary Receipts for foreign companies that are traded on a U.S. securities exchange or on the NASDAQ stock market.  The Fund may enter into repurchase agreements typically that are about 30 days in length.

The Value Fund also may buy and sell (write) put and call options on stocks, shares of exchange traded funds (“ETFs”) and stock indexes, and may invest in futures contracts for the purchase or sale of stock indexes and buy and sell options on such futures contracts for hedging purposes.   The Value Fund uses these investment strategies to hedge against changes in the values of securities the Value Fund owns or expects to purchase and does not use these strategies for speculation.

The Value Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.

Principal Risks: What are the Risks of Investing in the Value Fund?

An investment in the Value Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Value Fund will achieve its investment objective.

MARKET AND ECONOMIC RISK:  The prices of the securities in which the Value Fund invests may fluctuate, at times dramatically, for a number of reasons, including:

·         Actual earnings that do not meet generally accepted forecasts or estimates of earnings.

·         Changes in the general interest rate environment that have a negative impact on the valuation of earnings.

·         The market undervaluing the stocks in the Fund’s portfolio.

·         Developments affecting particular issuers or a particular industry or geographic sector.

·         A general decline in the stock market.

·         Social or national political changes may alter investors’ future expectations of company earnings.

VOLATILITY RISK:  The Value Fund may exhibit more share price volatility than its benchmark index, the Dow Jones Composite Index.  The volatility is partly a function of the size of the Value Fund and the fact the portfolio of the Value Fund is less diversified than the benchmark index.  Additionally, the Investment Adviser may select companies whose anticipated earnings growth rate is greater than the current price-to-earnings ratio. In the event of an earnings shortfall, these companies' share price performances and dividends tend to react with substantial downward risk exposure.

RISKS OF MID-SIZED COMPANIES:  Mid cap companies generally have a market capitalization between $1 billion and $7 billion.  Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies.  Mid cap companies and the industries in which they are involved generally are still maturing and may be more sensitive to changing market conditions than larger companies in more established industries. Mid cap companies often have limited product lines, markets, financial resources and less experienced management. Mid cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Fund to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general.  This also may impede the Fund's ability to obtain market quotations based on actual trades in order to value the Fund's securities. Mid cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, mid cap companies may not pay a dividend. Although income is not a primary goal of the Fund, dividends can cushion returns in a falling market.

HEDGING RISKS:  The ability of the Value Fund to benefit from options and futures is largely dependent on the Investment Adviser’s ability to use these strategies successfully. If the Investment Adviser’s judgment about the general direction of markets is wrong, the overall performance of the Value Fund will be poorer than if no such futures and options had been used. In addition, the Value Fund’s ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Value Fund’s portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the Value Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Value Fund could lose money on futures transactions or will lose money if a purchased option expires worthless.  Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Value Fund. Use of options may also (i) result in losses to the Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.  The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Additional information regarding the investment policies and restrictions of the Value Fund is available in the Integrity Fund’s SAI, which is available free of charge, upon request, by calling Integrity Mutual Funds at 800-276-1262, or by visiting the Trust’s Internet site at www.integrityfunds.com.

Is This Fund Right For You?
The Value Fund may be appropriate for you if you:

·         Seek a long-term investment goal;

·         Seek a fund that takes an active value approach to investing;

·         Seek a fund that may compliment a more growth-oriented portion of your portfolio; or

·        Are willing to accept fluctuations in the value of your portfolio, as the broader market changes its preference for either growth or value companies, in exchange for the possibility of earning higher long-term returns.

The Value Fund may not be appropriate for you if you seek:

·         A short-term investment goal;

·         A more growth-oriented approach to investing in equities;

·         Safety of principal; or

·         Regular income.

How the Fund Has Performed
The following bar chart and table present the performance of the Value Fund’s Class A shares. Class C shares are not shown because the Fund did not offer Class C shares during the periods shown. The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's annual returns since inception compare with those of a broad measure of market performance.

Performance information shown in the Average Annual Total Returns table also shows performance for the Fund's Class A shares. Although Class A and Class C shares would have substantially similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A and C performance may be different because the classes have different Rule 12b-1 fees and different types of sales charges. How the Fund has performed in the past is not an indication of its future performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

The results prior to September 19, 2003, the date the Investment Adviser commenced management of the Fund’s portfolio, was achieved while the Fund was managed by other investment advisers that used different investment strategies and techniques, which may produce different investment results than those achieved by the current Investment Adviser.

How the Fund Has Performed
Per Share Total Return per Calendar Year

[insert bar chart]

1999:	4.78%
2000:	-2.21%
2001:	-10.47%
2002:	-16.23%
2003:	22.49%
2004:	7.30%

For the periods shown, the highest and lowest quarterly returns were 15.40% and -20.96% for the quarters ending 06/30/03 and 09/30/02, respectively.

Average Annual Total Return (for the period ended December 31, 2004)

Class A Shares
	ONE YEAR	FIVE YEAR	SINCE INCEPTION[1]

Return before taxes	7.30%	(0.73)%	0.14%

Return after taxes on
distributions	1.15%	(1.92)%	(0.88)%

Return after taxes on
distributions and sale
of Fund shares	0.75%	(1.62)%	(0.68)%

Dow Jones Composite Index[2]	15.58%	3.28%	4.97%
Lipper Lg-Cp Value Funds Index[3]	12.00%	1.42%	3.69%

1 The inception date of the Value Fund is May 26, 1998.

2 The Dow Jones Composite Index is an unmanaged index and is generally representative of the price-weighted average performance of 65 stocks that make up the Dow Jones Industrial Average, the Dow Jones Transportation Average, and the Dow Jones Utility Average. Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from May 29, 1998.

3 The Lipper Large Cap Value Funds Index consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Large-Cap Value funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio, and three-year earnings growth figure, compared to the U.S. diversified large-cap funds universe average.  Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from May 26, 1998.

What Are The Fund’s Expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.

	Class A	Class C*
SHAREHOLDER FEES (expenses deducted directly from your investment)
Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	1.00%(1)	1.00%
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None	None
Redemption Fee	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	1.00%	1.00%
Distribution and/or Service Fees (12b-1 Fees)	0.50%	1.00%
Other Expenses	1.37%(2)	1.37%(2)
Total Fund Operating Expenses	2.87%	3.37%
Contractual Fee Waivers and
Expense Reimbursements	(0.22)% (3)	(0.22)% (3)
Net Annual Fund Operating Expenses	2.65%	3.15%

_____________________________

* The Integrity Value Fund currently does not offer Class C shares.

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 Other expenses for the Class C shares are the other expenses for the Class A shares for the fiscal year ended December 31, 2004. This is because the Fund did not offer Class C shares during the 2004 fiscal year.

3 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses until March 31, 2006, so that the Net Annual Operating Expenses of the Value Fund Class A shares do not exceed 2.65%, and Class C shares do not exceed 3.15%. After such date, the expense limitation may be terminated or revised.  Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE
The following example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the Value Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the Value Fund would be:

YEAR	VALUE FUND

	Class A	Class C

1	$831	$423
3	$1,382	$1,018
5	$1,990	$1,784
10	$3,795	$4,061

INTEGRITY SMALL CAP GROWTH FUND
FUND SUMMARY

Investment Objective
The Integrity Small Cap Growth Fund (the “Small Cap Growth Fund”) seeks to provide long–term capital appreciation.  This investment objective is non-fundamental, which means the objective may be changed without shareholder approval.  However, shareholders would be given at least 60 days’ notice prior to any such change.

Principal Strategies: How the Small Cap Growth Fund Pursues its Investment Objectives

The Small Cap Growth Fund, under normal market conditions, will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small domestic and foreign issuers. The Small Cap Growth Fund currently considers “small” issuers to be those with market capitalization values between $100 million and $5 billion at the time of investment, or companies that are in the Russell 2000 Index (without regard to their market capitalization).  The Small Cap Growth Fund may continue to invest in and retain in its portfolio the stocks of companies even after their market capitalization values exceed $3 billion. The Fund may also invest in development stage companies (companies that have recently commenced operations and do not have significant revenues). The Investment Adviser will select investments it believes have potential for rapid growth in earnings or revenues due to expanded operations, new products, new technologies, new channels of distribution, revitalized management or general industry conditions. Current income will not be a factor in selecting investments for the Fund. The Small Cap Growth Fund will invest primarily in stock of U.S. issuers but it may also invest in stock of foreign issuers. The Small Cap Growth Fund may invest in U.S. and foreign government and corporate obligations and money market instruments; under abnormal market conditions, the Fund may invest without limit in these securities, which may cause the Fund to fail to achieve its investment objective. The Fund has not established minimum quality standards for its investments in debt securities.

The Small Cap Growth Fund also may buy and sell (write) put and call options on stocks, shares of exchange traded funds (“ETFs”) and stock indexes, and may invest in futures contracts for the purchase or sale of stock indexes and buy and sell options on such futures contracts for hedging purposes.  The Small Cap Growth Fund uses these investment strategies to hedge against changes in the values of securities the Small Cap Growth Fund owns or expects to purchase and does not use these strategies for speculation. See the SAI for more details.  The Fund may enter into repurchase agreements typically that are about 30 days in length.

The Small Cap Growth Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the Small Cap Growth Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  Although the Small Cap Growth Fund would do this only in seeking to avoid losses, the Small Cap Growth Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks: What are the Risks of Investing in the Small Cap Growth Fund?

An investment in the Small Cap Growth Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Small Cap Growth Fund will achieve its investment objective.  More specifically, the Small Cap Growth Fund may be affected by, among others, the following types of risks:

MARKET AND ECONOMIC RISK:  The prices of the securities in which the Small Cap Growth Fund invests may fluctuate, at times dramatically, for a number of reasons, including:

·         Actual earnings that do not meet generally accepted forecasts or estimates of earnings.

·         Changes in the general interest rate environment may have a negative impact on the valuation of earnings.

·         The market undervaluing the stocks in the Fund’s portfolio.

·         Developments affecting particular issuers or a particular industry or geographic sector.

·         A general decline in the stock market.

·         Social or national political changes may alter investors’ future expectations of company earnings.

RISKS OF DEVELOPMENT STAGE AND SMALL CAP STOCKS:  Stocks of development stage and small capitalization companies involve substantial risks.  These stocks may trade less frequently and in less limited volumes than stocks of other companies.  Thus, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future.  Moreover, start-up and other small companies may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records or inadequate capital reserves.  Key information about the company may be inaccurate or unavailable and their earnings are less predictable than more established companies.  Stocks of these companies may therefore be more vulnerable to adverse business or economic events than larger, more established companies.  In addition, during any period when smaller companies stocks fall behind other types of investments--bonds or large cap stocks, for instance--the portfolio’s performance also will lag these investments.

FOREIGN SECURITIES:  Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Small Cap Growth Fund’s investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

INTEREST RATE RISK:  Increases in interest rates typically lower the present value of a company’s future earnings stream.  Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

HEDGING RISKS:  The ability of the Small Cap Growth Fund to benefit from options and futures is largely dependent on the Investment Adviser’s ability to use these strategies successfully. If the Investment Adviser’s judgment about the general direction of markets is wrong, the overall performance of the Small Cap Growth Fund will be poorer than if no such futures and options had been used. In addition, the Small Cap Growth Fund’s ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Small Cap Growth Fund’s portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the Small Cap Growth Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Small Cap Growth Fund could lose money on futures transactions or will lose money if a purchased option expires worthless.  Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Small Cap Growth Fund. Use of options may also (i) result in losses to the Small Cap Growth Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the Small Cap Growth Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the Small Cap Growth Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.  The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Additional information regarding the investment policies and restrictions of the Small Cap Growth Fund is available in the Integrity Fund’s SAI, which is available free of charge, upon request, by calling Integrity Mutual Funds at 800-276-1262, or by visiting the Trust’s Internet site at www.integrityfunds.com.

Is This Fund Right For You?
The Small Cap Growth Fund may be appropriate for you if you:

·         Seek a long-term investment goal;

·         Seek a fund that takes an active approach to investing in small cap growth companies;

·         Seek a fund that may compliment a large cap portion of your portfolio; or

·         Are willing to accept fluctuations in the value of your portfolio, as the broader market changes its preference for either small cap or large cap companies, in exchange for the possibility of earning higher long-term returns.

The Small Cap Growth Fund may not be appropriate for you if you seek:

·         A short-term investment goal;

·         Exposure to large cap companies or a more value-oriented approach to investing in equities;

·         Safety of principal; or

·         Regular income.

How the Fund Has Performed
The following bar chart and table present the performance of the Small Cap Growth Fund’s Class A shares. Class C shares are not shown because the Fund did not offer Class C shares during the periods shown. The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's annual returns since inception compare with those of a broad measure of market performance.

Performance information shown in the Average Annual Total Returns table also shows performance for the Fund's Class A shares. Although Class A and Class C shares would have substantially similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A and C performance may be different because the classes have different Rule 12b-1 fees and different types of sales charges. How the Fund has performed in the past is not an indication of its future performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

The results prior to September 19, 2003, the date the Investment Adviser commenced management of the Fund’s portfolio, was achieved while the Fund was managed by other investment advisers that used different investment strategies and techniques, which may produce different investment results than those achieved by the current Investment Adviser.

How the Fund Has Performed
Per Share Total Return per Calendar Year

[insert bar chart]

2000:	-3.16%
2001:	-12.33%
2002:	-24.52%
2003:	30.34%
2004:	12.05%

For the periods shown, the highest and lowest quarterly returns were 16.55% and –19.88% for the quarters ending 06/30/03 and 09/30/01, respectively.

Average Annual Total Return (for the period ended December 31, 2004)

Class A Shares

	One Year	Five Year	Since Inception[1]

Return before taxes	12.05%	(1.31)%	9.37%

Return after taxes on
distributions	5.64%	(3.19)%	7.53%

Return after taxes on
distributions and sale
of Fund shares	3.67%	(2.28)%	6.99%

Russell 2000® Index2	18.33%	6.60%	10.18%
Lipper Sm-Cap Growth Funds	10.83%	(1.51)%	7.70%

1 The Fund’s inception date is April 5, 1999.

2 The Russell 2000® Index is a widely recognized, unmanaged index of common stock prices of 2000 mid- and smaller-capitalization companies. It measures the performance of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. Returns shown reflect no deduction for fees, expenses or taxes.  Index return is shown from April 5, 1999.

3 The Lipper Small-Cap Growth Funds Index consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. Small-Cap Growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. These funds will normally have an above-average price-to-earnings ratio, price-to-book ratio, and three-year earnings growth figure, compared to the U.S. diversified small-cap funds universe average. Returns shown reflect no deduction for fees, expenses or taxes.  The index return is shown from April 5, 1999.

What Are The Fund’s Expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund.

SHAREHOLDER FEES (expenses deducted directly from your investment)	Class A	Class C*
Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	1.00%(1)	1.00%
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None	None
Redemption Fee	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	1.20%	1.20%
Distribution and/or Service Fees (12b-1 Fees)	0.50%	1.00%
Other Expenses	1.19%(2)	1.19%(2)
Total Fund Operating Expenses	2.89%	3.39%
Contractual Fee Waivers and
Expense Reimbursements	(0.24)%(3)	(0.24)%(3)
Net Annual Fund Operating Expenses	2.65%	3.15%

* The Integrity Small Cap Growth Fund currently does not offer Class C shares.

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 Other expenses for the Class C shares are the other expenses for the Class A shares for the fiscal year ended December 31, 2004. This is because the Fund did not offer Class C shares during the 2004 fiscal year.

3 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses until March 31, 2006, so that the Net Annual Operating Expenses of the Small Cap Growth Fund Class A shares do not exceed 2.65%, and Class C shares do not exceed 3.15%.  After such date, the expense limitation may be terminated or revised.  Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE
The following example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the Small Cap Growth Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the Small Cap Growth Fund would be:

YEAR	SMALL CAP GROWTH FUND

	Class A	Class C

1	$831	$423
3	$1,382	$1,018
5	$1,990	$1,784
10	$3,795	$4,061

INTEGRITY HEALTH SCIENCES FUND
FUND SUMMARY

Investment Objective
The Integrity Health Sciences Fund (the “Health Sciences Fund”) seeks to provide long-term growth of capital.  This investment objective is non-fundamental, which means the objective may be changed without shareholder approval.  However, shareholders would be given at least 60 days’ notice prior to any such change.

Principal Strategies: How the Health Sciences Fund Pursues its Objectives

The Health Sciences Fund, under normal market conditions, will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity and debt securities of U.S. and foreign health sciences companies.  Health sciences companies are enterprises that commit at least 50% of their assets to, or derive at least 50% of their revenues or operating profits from, research, development, production or distribution of products or services related to health care, medicine or the life sciences (a “health sciences business”).  Health sciences companies that meet this criteria also may include a company that, in the judgment of the Investment Adviser, has the potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in a health sciences business, that holds itself out to the public as being primarily engaged in a health sciences business, and a substantial percentage of the company’s expenses are related to a health sciences business and these expenses exceed revenues from non-health sciences businesses. The Fund targets securities that have certain characteristics of "growth" stocks including high earnings growth rates and favorable forecast earnings and price momentum characteristics, typically selling at reasonable price-earnings ratios.

Since the Health Sciences Fund concentrates its investments in health sciences-related industries, it may be particularly subject to investment risks associated with those industries and the companies in those industries, which are described in detail below. The Health Sciences Fund may invest in foreign securities. The Health Sciences Fund may invest in companies of any size, including development stage companies (companies that have recently commenced operations and do not have significant revenues) and small capitalization companies (market capitalization of $1.5 billion or less).

The Health Sciences Fund's investments will be principally in equity securities of health sciences companies. Equity securities include common and preferred stocks, rights and warrants, and securities exchangeable for or convertible into common stocks. The Fund may invest up to 20% of its assets in debt securities, including debt securities rated below investment grade ("junk bonds").  The Fund may invest in repurchase agreements typically that are about 30 days in length.

The Fund may invest in U.S. government obligations, money market instruments and repurchase agreements.  Under adverse market conditions, the Fund may invest without limit in these securities, which may cause the Fund to fail to achieve its investment objective.

The Health Sciences Fund also may buy and sell (write) put and call options on stocks, shares of exchange traded funds (“ETFs”) and stock indexes, and may invest in futures contracts for the purchase or sale of stock indexes and buy and sell options on such futures contracts for hedging purposes.  The Health Sciences Fund uses these investment strategies to hedge against changes in the values of securities the Health Sciences Fund owns or expects to purchase and does not use these strategies for speculation.

The Health Sciences Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the Health Sciences Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  Although the Health Sciences Fund would do this only in seeking to avoid losses, the Health Sciences Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks: What are the Risks of Investing in the Health Sciences Fund?

An investment in the Health Sciences Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Health Sciences Fund will achieve its investment objective.  More specifically, the Health Sciences Fund may be affected by, among others, the following types of risks:

MARKET AND ECONOMIC RISK:  The prices of the securities in which the Health Sciences Fund invests may fluctuate, at times dramatically, for a number of reasons, including:

·         Actual earnings that do not meet generally accepted forecasts or estimates of earnings.

·         Changes in the general interest rate environment that have a negative impact on the valuation of earnings.

·         The market undervaluing the stocks in the Fund’s portfolio.

·         Developments affecting particular issuers or a particular industry or geographic sector.

·         A general decline in the stock market.

·         Social or national political changes may alter investors’ future expectations of company earnings.

RISKS OF HEALTH SCIENCES COMPANIES:  Because the Health Sciences Fund invests primarily in stocks of health sciences companies, it is particularly susceptible to risks associated with these companies. The Fund’s performance will depend on the performance of securities of issuers in health sciences-related industries, which may differ from general stock market performance. The products and services of health sciences companies may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these issuers or the portion of its assets in a limited number of companies than a diversified fund.

RISKS OF NON-DIVERSIFICATION:  The Health Sciences Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers that will be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

RISKS OF DEVELOPMENT STAGE AND SMALL CAP STOCKS:  Stocks of development stage and small capitalization companies involve substantial risks.  These stocks may trade less frequently and in less limited volumes than stocks of other companies.  Thus, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future.  Moreover, start-up and other small companies may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records or inadequate capital reserves.  Key information about these companies may be inaccurate or unavailable, and their earnings are less predictable than more established companies.  Stocks of these companies may therefore be more vulnerable to adverse business or economic events than larger, more established companies.  In addition, during any period when smaller companies stocks fall behind other types of investments--bonds or large cap stocks, for instance--the portfolio’s performance also will lag these investments.

FOREIGN SECURITIES:Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Health Sciences Fund’s investments in foreign securities may include investments in the form of sponsored or unsponsored American Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

DEBT SECURITIES:  The value of the Health Sciences Fund’s investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.  Moreover, the value of the Health Sciences Fund’s debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

LOWER RATED SECURITIES: The Health Sciences Fund has not established minimum quality standards for its investments in debt securities and it may invest in “junk” bonds. Securities rated BBB or Baa by S&P or Moody’s may have speculative characteristics, and securities rated BB or Ba and unrated securities are subject to higher risk of non-payment of principal or interest, or both, than higher rated securities.

HEDGING RISKS:  The ability of the Health Sciences Fund to benefit from options and futures is largely dependent on the Investment Adviser’s ability to use these strategies successfully. If the Investment Adviser’s judgment about the general direction of markets is wrong, the overall performance of the Health Sciences Fund will be poorer than if no such futures and options had been used. In addition, the Health Sciences Fund’s ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Health Sciences Fund’s portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the Health Sciences Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Health Sciences Fund could lose money on futures transactions or will lose money if a purchased option expires worthless.  Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Health Sciences Fund. Use of options may also (i) result in losses to the Health Sciences Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the Health Sciences Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the Health Sciences Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.  The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Additional information regarding the investment policies and restrictions of the Health Sciences Fund is available in the Integrity Fund’s SAI, which is available free of charge, upon request, by calling Integrity Mutual Funds at 800-276-1262, or by visiting the Trust’s Internet site at www.integrityfunds.com.

Is This Fund Right For You?
The Health Sciences Fund may be appropriate for you if you:

·         Seek a long-term investment goal;

·         Seek a fund that takes an active approach to investing in small cap growth companies;

·         Seek a fund that may compliment a large cap portion of your portfolio; or

·         Are willing to accept short-term fluctuations in the value of your portfolio, as the broader market changes its preference for market sectors, in exchange for the possibility of earning higher long-term returns.

The Health Sciences Fund may not be appropriate for you if you seek:

·         A short-term investment goal;

·         Exposure to large cap companies or a more value-oriented approach to investing in equities;

·         A diversified approach to investing in the stock market that does not focus on one sector of the market;

·         Safety of principal; or

·         Regular income.

How the Fund Has Performed
The following bar chart and table present the performance of the Health Sciences Fund’s Class A shares. Class C shares are not shown because the Fund did not offer Class C shares during the periods shown. The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's annual returns since inception compare with those of a broad measure of market performance.

Performance information shown in the Average Annual Total Returns table also shows performance for the Fund's Class A shares. Although Class A and Class C shares would have substantially similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A and C performance may be different because the classes have different Rule 12b-1 fees and different types of sales charges. How the portfolio has performed in the past is not an indication of its future performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

The results prior to September 19, 2003, the date the Investment Adviser commenced management of the Fund’s portfolio, was achieved while the Fund was managed by other investment advisers that used different investment strategies and techniques, which may produce different investment results than those achieved by the current Investment Adviser.

How the Fund Has Performed
Per Share Total Return per Calendar Year

[insert bar chart]

2001:	-8.78%
2002:	-32.73%
2003:	30.78%
2004:	1.95%

For the periods shown, the highest and lowest quarterly returns were 19.86% and –25.17% for the quarters ending 6/30/01 and 3/31/01, respectively.

Average Annual Total Return (for the period ended December 31, 2004)

Class A Shares

	One Year	Since Inception[1]

Return before taxes	1.95%	(0.99)%

Return after taxes on
Distributions	(3.89)%	(2.35)%

Return after taxes on
distributions and sale
of Fund shares	(2.53)%	(1.93)%

S&P 500 ® Index2	10.88%	(1.91)%
Lipper Health/Biotech Funds Index[3]	11.74%	2.16%

1 The Fund’s inception date is June 19, 2000.

2 The S&P 500® Index is a market-value weighted index consisting of the common stocks of 500 major corporations selected by Standard & Poors® for their market size, liquidity and industry group representation. Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from June 19, 2000.

3 The Lipper Health/Biotech Funds Index consists of funds that invests 65% of their equity portfolio in shares of companies engaged in health care, medicine, and biotechnology. Returns shown reflect no deduction for fees, expenses or taxes. The index return is shown from June 19, 2000.

What Are The Fund’s Expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Health Sciences Fund.

	Class A	Class C*
SHAREHOLDER FEES (expenses deducted directly from your investment)
Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	1.00%(1)	1.00%
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None	None
Redemption Fee	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	1.20%	1.20%
Distribution and/or Service Fees (12b-1 Fees)	0.50%	1.00%
Other Expenses	1.23%(2)	1.23%(2)
Total Fund Operating Expenses	2.93%	3.43%
Contractual Fee Waivers and
Expense Reimbursements	(0.28)%(3)	(0.28)%(3)
Net Annual Fund Operating Expenses	2.65%	3.15%

_____________________________

* The Integrity Health Sciences Fund currently does not offer Class C shares.

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 Other expenses for the Class C shares are the other expenses for the Class A shares for the fiscal year ended December 31, 2004. This is because the Fund did not offer Class C shares during the 2004 fiscal year.

3 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses until March 31, 2006, so that the Net Annual Operating Expenses of the Health Sciences Fund Class A shares do not exceed 2.65%, and Class C shares do not exceed 3.15%. After such date, the expense limitation may be terminated or revised.  Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE
The following example is intended to help you compare the cost of investing in the Health Sciences Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Health Sciences Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the Health Sciences Fund’s operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the Health Sciences Fund would be:

YEAR	HEALTH SCIENCES FUND

	Class A	Class C

1	$831	$423
3	$1,382	$1,018
5	$1,990	$1,784
10	$3,795	$4,061

INTEGRITY TECHNOLOGY FUND
FUND SUMMARY

Investment Objective
The Integrity Technology Fund (the “Technology Fund”) seeks to provide long-term growth of capital.  This investment objective is non-fundamental, which means the objective may be changed without shareholder approval.  However, shareholders would be given at least 60 days’ notice prior to any such change.

Policies and Strategies: How the Technology Fund Pursues its Objective

The Technology Fund, under normal market conditions, will invest at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies that the Investment Adviser believes either have developed, or will develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements.  These may include:

·         Inexpensive computing power, such as personal computers;

·         Improved methods of communications, such as satellite transmission; and

·         Technology-related services, such as Internet-related marketing services.

The prime emphasis of the Technology Fund is to identify companies that the Investment Adviser believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications and online services. Since the Technology Fund concentrates its investments in technology related industries, it may be particularly subject to investment risks associated with those industries and the companies in those industries, which are described in detail below. The Investment Adviser will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet. The Technology Fund may invest in companies of any size, including development stage companies (companies that have recently commenced operations and do not have significant revenues) and other small capitalization companies (market capitalization of $1.5 billion or less). Up to 25% of the Technology Fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or are represented by American Depositary Receipts.  The Fund may enter into repurchase agreements typically that are about 30 days in length.  The Technology Fund may invest in U.S. government obligations and money market instruments. Under adverse market conditions, the Technology Fund may invest without limit in these securities, which may cause the Technology Fund to fail to achieve its investment objective.

The Technology Fund also may buy and sell (write) put and call options on stocks, shares of exchange traded funds (“ETFs”) and stock indexes, and may invest in futures contracts for the purchase or sale of stock indexes and buy and sell options on such futures contracts for hedging purposes.  The Technology Fund uses these investment strategies to hedge against changes in the values of securities the Technology Fund owns or expects to purchase and does not use these strategies for speculation.

The Technology Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the Technology Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  Although the Technology Fund would do this only in seeking to avoid losses, the Technology Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks: What are the Risks of Investing in the Technology Fund?

An investment in the Technology Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Technology Fund will achieve its investment objective.  More specifically, the Technology Fund may be affected by, among others, the following types of risks:

MARKET AND ECONOMIC RISK: The prices of the securities in which the Technology Fund invests may fluctuate, at time dramatically, for a number of reasons, including:

·         Actual earnings that do not meet generally accepted forecasts or estimates of earnings.

·         Changes in the general interest rate environment that have a negative impact on the valuation of earnings.

·         The market undervaluing the stocks in the Fund’s portfolio.

·         Developments affecting particular issuers or a particular industry or geographic sector.

·         A general decline in the stock market.

·         Social or national political changes may alter investors’ future expectations of company earnings.

RISKS OF TECHNOLOGY-RELATED COMPANIES: Because the Technology Fund invests primarily in stocks of technology related companies, it is particularly susceptible to risks associated with these companies. The Fund’s performance will depend on the performance of securities of issuers in technology-related industries, which may differ from general stock market performance. The products and services of technology related companies may become rapidly obsolete due to technological advances, competing technologies or price competition. In addition, government regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these companies or the market value of their securities. Finally, lawsuits or legal proceedings against these companies can adversely affect the value of their securities.

RISKS OF NON-DIVERSIFICATION: The Technology Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Technology Fund’s assets may be invested in the securities of a limited number of issuers that will be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

RISKS OF DEVELOPMENT STAGE AND SMALL CAP STOCKS: Stocks of development stage and small capitalization companies involve substantial risks.  These stocks may trade less frequently and in less limited volumes than stocks of other companies.  Thus, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future.  Moreover, start-up and other small companies may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records or inadequate capital reserves.  Key information about the company may be inaccurate or unavailable and their earnings are less predictable than more established companies.  Stocks of these companies may therefore be more vulnerable to adverse business or economic events than larger, more established companies.  In addition, during any period when smaller companies stocks fall behind other types of investments--bonds or large cap stocks, for instance--the portfolio’s performance also will lag these investments.

FOREIGN SECURITIES:  Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Technology Fund’s investments in foreign securities may be in the form of sponsored or unsponsored American Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

PORTFOLIO TURNOVER:  Short-term trading increases the Technology Fund’s transaction costs, which could adversely affect the Fund’s performance, and could result in higher levels of taxable realized gains to shareholders.

HEDGING RISKS:  The ability of the Technology Fund to benefit from options and futures is largely dependent on the Investment Adviser’s ability to use these strategies successfully. If the Investment Adviser’s judgment about the general direction of markets is wrong, the overall performance of the Technology Fund will be poorer than if no such futures and options had been used. In addition, the Technology Fund’s ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Technology Fund’s portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the Technology Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Technology Fund could lose money on futures transactions or will lose money if a purchased option expires worthless.  Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Technology Fund. Use of options may also (i) result in losses to the Technology Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the Technology Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the Technology Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.  The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Additional information regarding the investment policies and restrictions of the Technology Fund is available in the Integrity Fund’s SAI, which is available free of charge, upon request, by calling Integrity Mutual Funds at 800-276-1262, or by visiting the Trust’s Internet site at www.integrityfunds.com.

Is This Fund Right For You?
The Technology Fund may be appropriate for you if you:

·         Seek a long-term investment goal;

·         Seek a fund that takes an active approach to investing in developmental stage technology companies;

·         Seek a fund that may compliment a more diversified portion of your portfolio; or

·         Are willing to accept fluctuations in the value of your portfolio, as the broader market changes its preference for market sectors, in exchange for the possibility of earning-higher long-term returns.

The Technology Fund may not be appropriate for you if you seek:

·         A short-term investment goal;

·         A diversified approach to investing in the stock market that does not focus on one sector of the stock market;

·         Exposure to large cap companies or a more value-oriented approach to investing in equities;

·         Safety of principal; or

·         Regular income.

How the Fund Has Performed
The following bar chart and table present the performance of the Technology Fund’s Class A shares. Class C shares are not shown because the Fund did not offer Class C shares during the periods shown. The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's annual returns since inception compare with those of a broad measure of market performance.

Performance information shown in the Average Annual Total Returns table also shows performance for the Fund's Class A shares. Although Class A and Class C shares would have substantially similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A and C performance may be different because the classes have different Rule 12b-1 fees and different types of sales charges. How the portfolio has performed in the past is not an indication of its future performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

The results prior to September 19, 2003, the date the Investment Adviser commenced management of the Fund’s portfolio, was achieved while the Fund was managed by other investment advisers that used different investment strategies and techniques, which may produce different investment results than those achieved by the current Investment Adviser.

How the Fund Has Performed
Per Share Total Return per Calendar Year

[insert bar chart]

2001:	-55.54%
2002:	-42.94%
2003:	46.51%
2004:	14.31%

For the periods shown, the highest and lowest quarterly returns were 39.81% and –48.35% for the quarters ending 12/31/01 and 3/31/01, respectively.

Average Annual Total Return (for the period ended December 31, 2004)

Class A Shares

	One Year	Since Inception[1]

Return before taxes	14.31%	(30.86)%

Return after taxes on
Distributions	7.70%	(31.72)%

Return after taxes on
distributions and sale
of Fund shares	5.01%	(22.90)%

Nasdaq-100 Index® 2	10.44%	(18.01)%
Lipper Sci & Tech Funds Index[3]	4.11%	(20.42)%

1 The Fund’s inception date is March 2, 2000.

2 The Nasdaq-100® Index is a modified capitalization weighted index that contains 100 of the largest and most active non-financial domestic and international companies listed on The Nasdaq Stock Market based on market capitalization. Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from March 2, 2000.

3 The Lipper Science & Technology Funds Index consists of funds that invest 65% of their equity portfolio in science and technology stocks. Returns shown reflect no deduction for sales load or taxes. Index return is shown from March 2, 2000.

What Are The Fund’s Expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Technology Fund.

	Class A	Class C*
SHAREHOLDER FEES (expenses deducted directly from your investment)
Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	1.00%(1)	1.00%
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None	None
Redemption Fee	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	1.20%	1.20%
Distribution and/or Service Fees (12b-1 Fees)	0.50%	1.00%
Other Expenses	1.26%(2)	1.26%(2)
Total Fund Operating Expenses	2.96%	3.46%
Contractual Fee Waivers and
Expense Reimbursements	(0.31)%(3)	(0.31)%(3)
Net Annual Fund Operating Expenses	2.65%	3.15%

_____________________________

* The Integrity Technology Fund currently does not offer Class C shares.

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 Other expenses for the Class C shares are estimated on the other expenses for the Class A shares for the fiscal year ended December 31, 2004. This is because the Fund did not offer Class C shares during the 2004 fiscal year.

3 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses until March 31, 2006, so that the Net Annual Operating Expenses of the Technology Fund Class A shares do not exceed 2.65%, and Class C shares do not exceed 3.15%.  After such date, the expense limitation may be terminated or revised.  Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE
The following example is intended to help you compare the cost of investing in the Technology Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Technology Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the Technology Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the Technology Fund would be:

YEAR	TECHNOLOGY FUND

	Class A	Class C

1	$831	$423
3	$1,382	$1,018
5	$1,990	$1,784
10	$3,795	$4,061

INTEGRITY GROWTH AND INCOME FUND
FUND SUMMARY

Investment Objective
The Integrity Growth & Income Fund (the “Growth & Income Fund”) seeks to provide long-term growth of capital with dividend income as a secondary objective. This investment objective is non-fundamental, which means the objective may be changed without shareholder approval.  However, shareholders would be given at least 60 days’ notice prior to any such change.

Principal Strategies: How the Growth & Income Fund Pursues its Investment Objective

The Fund uses a blended growth and income investment strategy. The Fund is a growth and income fund that invests primarily, although not exclusively, in domestic common stocks, balancing its investments between growth and dividend-paying stocks, to the degree possible, depending on where value is in the stock market.  The Fund may also invest in stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

The Fund may invest in companies of any size, but will typically avoid very small companies (micro-caps) under approximately $100 million in market value. The Fund’s investment decisions are largely based on IPS Advisory, Inc. (the “Sub-Adviser”), the Fund’s sub-adviser, identifying companies that generate high levels of free cash flow, and that are selling below estimated fair value based on the present value of future free cash flows.  The Fund is not constrained by any particular investment style, which allows the Fund to go wherever value is in the stock market according to this methodology, from growth stocks to value stocks, and from small to large cap stocks.

The Growth and Income Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the Growth and Income Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  Although the Growth and Income Fund would do this only in seeking to avoid losses, the Growth and Income Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks: What are the Risks of Investing in the Growth & Income Fund

An investment in the Growth & Income Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Growth & Income Fund will achieve its investment objective.  More specifically, the Growth & Income Fund may be affected by, among others, the following types of risks:

MARKET AND ECONOMIC RISK:  The prices of the securities in which the Growth & Income Fund invests may fluctuate, at times dramatically, for a number of reasons, including:

·         Actual earnings that do not meet generally accepted forecasts or estimates of earnings.

·         Changes in the general interest rate environment that have a negative impact on the evaluation of earnings.

·         The market undervaluing the stocks in the Fund’s portfolio.

·         Developments affecting particular issuers or a particular industry or geographic sector.

·         A general decline in the stock market.

·         Social or national political changes may alter investors’ future expectations of company earnings.

INTEREST RATE RISK:  Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

BUSINESS RISK:  From time to time, a particular set of circumstances may affect a particular industry or certain companies within the industry, while having little or no impact on other industries or other companies within the industry. For instance, some technology industry companies rely heavily on one type of technology. When this technology becomes outdated, too expensive, or is not favored in the market, companies that rely on the technology may rapidly become unprofitable. However, companies outside of the industry or those within the industry who do not rely on the technology may not be affected at all.

SMALL COMPANY RISK:  Stocks of smaller companies may have more risks than those of larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small companies may be more susceptible to market downturns, and their stock prices may be more volatile.

MARKET VALUATION RISK:  Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies’ stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be extraordinarily volatile and speculative.

POLITICAL RISK:  Regulation or deregulation of particular industries can have a material impact on the value of companies within the affected industry. For example, during the past two years, the electric and gas utility sectors of the economy have been moving towards deregulation and open price competition. In this new environment, some companies will make a successful transition into, and prosper under deregulation, and other companies will mismanage the process and do poorly.

Additional information regarding the investment policies and restrictions of the Growth & Income Fund is available in the Integrity Fund’s SAI, which is available free of charge, upon request, by calling Integrity Mutual Funds at 800-276-1262, or by visiting the Trust’s Internet site at www.integrityfunds.com.

Is This Fund Right For You?
The Growth & Income Fund may be appropriate for you if you:

·         Seek a long-term investment goal;

·         Seek a fund that takes an active approach to investing primarily in undervalued companies regardless of size or growth rate; and stocks with significant dividend yields; or

·         Are willing to accept fluctuations in the value of your portfolio, as the broader market changes its preference for either small cap or large cap companies, in exchange for the possibility of earning higher long-term returns.

The Growth & Income Fund may not be appropriate for you if you seek:

·         A short-term investment goal;

·         Safety of principal; or

·         Regular income.

How the Fund Has Performed
The following bar chart and table present the performance of the Growth & Income Fund’s Class A shares. Class C shares are not shown because the Fund did not offer Class C shares during the periods shown. The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's annual returns since inception compare with those of a broad measure of market performance.

Performance information shown in the Average Annual Total Returns table also shows performance for the Fund's Class A shares. Although Class A and Class C shares would have substantially similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A and C performance may be different because the classes have different Rule 12b-1 fees and different types of sales charges. How the portfolio has performed in the past is not an indication of its future performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

The results prior to April 25, 2005, the date the Investment Adviser and Sub-Adviser commenced management of the Fund’s portfolio, was achieved while the Fund was managed by a different investment adviser that used different investment strategies and techniques, which may produce different investment results than those achieved by the current Investment Adviser.

How the Fund Has Performed
Per Share Total Return per Calendar Year

[insert bar chart]

1996:	24.48%
1997:	21.44%
1998:	40.31%
1999:	118.80%
2000:	-23.29%
2001:	-42.30%
2002:	-27.59%
2003:	23.97%
2004:	11.89%

For the periods shown, the highest and lowest quarterly returns were 53.67% and –32.31% for the quarters ending 12/31/998 and 3/31/01, respectively.

Average Annual Total Return (for the period ended December 31, 2004)

Class A Shares

	ONE YEAR	FIVE YEAR	SINCE INCEPTION[1]

Return before taxes	11.89%	(14.97)	9.93%

Return after taxes on
Distributions	11.63%	(15.02)%	9.78%

Return after taxes on
distributions and sale
of Fund shares	8.08%	(12.00)%	8.79%

S&P 500® Index[2]	10.88%	(2.30)%	12.08%
Value Line Arithmetic[3]	17.23%	11.82%	14.80%
Lipper Mlt-Cap Core Funds Index [4]	12.39%	(0.07)%	11.16%

1 The Growth & Income Fund (formerly known as IPS Millennium Fund) commenced operations on January 3, 1995.

2 S&P 500® Index is a widely recognized, unmanaged index of 500 stock prices chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.  Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from January 3, 1995

3 The Value Line Arithmetic ("VLA") is an arithmetically averaged index of approximately 1,700 U.S. stocks of all different sizes that is more broadly based than the S&P 500.  The Fund’s advisor believes that an equally-weighted index like the VLA that includes large, mid and small-capitalization stocks is more appropriate as a performance proxy for its investment strategy than is a narrower, large company, capitalization-weighted index such as the S&P 500 and other similarly-calculated popular stock market indexes. Returns reflect no deduction for fees, expenses or taxes.  Index return is shown from January 3, 1995.

4 The Lipper Multi-Cap Core Funds Index consists of funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds will generally have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Multi-Cap Core funds have wide latitude in the companies in which they invest. These funds will normally have an average price-to-earnings ratio, price-to-book ratio, and three-year earnings growth figure, compared to the U.S. diversified multi-cap equity funds universe average. Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from January 3, 1995.

What Are The Fund’s Expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth & Income Fund.

	Class A	Class C*
SHAREHOLDER FEES (expenses deducted directly from your investment)
Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	1.00%(1)	1.00%
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None	None
Redemption Fee	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	1.00%	0.75%
Distribution and/or Service Fees (12b-1 Fees)	0.50%(2)	1.00%
Other Expenses	0.63% (3)	0.63% (3)
Total Fund Operating Expenses	2.13%	2.38%
Contractual Fee Waivers and
Expense Reimbursements	(0.63)% (4)	0.00% (4)
Net Annual Fund Operating Expenses	1.50% (3) (4)	2.38% (3) (4)

* The Integrity Growth & Income Fund currently does not offer Class C shares.

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 Integrity Funds Distributor, Inc., the distributor of the Funds’ shares, has agreed to waive 0.25% of the 12b-1 fees until April 22, 2006.

3 The percentages shown are estimated expense amounts (reflected as a percentage of average net assets) that are applicable following April 22, 2005, the date of the reorganization of the IPS Millennium Fund and the IPS New Frontier Fund with and into the Growth & Income Fund.  The expense information of the Growth & Income Fund for its prior fiscal year has been restated using the Fund’s current fees as if they had been in effect during the previous fiscal year.  The estimated expenses are expected to be more representative of the ongoing actual expenses of the fund than the expenses for the prior fiscal year.  Actual fees and expenses may be greater or less than those shown.

4 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Growth & Income Fund do not exceed 1.50% for the Class A shares and 2.50% for the Class C shares until April 22, 2006. Thereafter, the expense limitation may be terminated or revised.  Amounts waived or reimbursed may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE
The following example is intended to help you compare the cost of investing in the Growth & Income Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Growth & Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the Growth & Income Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the Growth & Income Fund would be:

YEAR	GROWTH & INCOME FUND

	Class A	Class C

1	$720	$344
3	$1,032	$769
5	$1,376	$1,348
10	$2,398	$3,068

INTEGRITY ALL SEASON FUND
FUND SUMMARY

Investment Objective
The Integrity All Season Fund (the “All Season Fund”) seeks to provide long-term growth of capital.  This investment objective is non-fundamental, which means the objective may be changed without shareholder approval.  However, shareholders would be given at least 60 days’ notice prior to any such change.

Policies and Strategies: How the All Season Fund Pursues its Objective

To achieve its investment objective, the All Season Fund, under normal market conditions, will invest primarily in shares of exchange traded funds (“ETFs”), common stock of domestic companies, high-yield corporate bonds and cash positions.  In addition, the All Season Fund may invest in common stocks of foreign companies and other equity securities (“Equity Securities”), and invest in derivatives of such securities, such as future contracts, option contracts, swap agreements, and options on future contracts.  The All Season Fund is a non-diversified fund.

An ETF is a fund that trades like a single security. It is a fund comprised of baskets of securities that reflect the composition of a stock market index. The ETF's value is based on the net asset value of the underlying stocks that it represents.  ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees and marketing expenses.  Therefore, ETF shareholders pay their proportionate share of these expenses.

The All Season Fund will buy interests to increase investment exposure in stock market index-based ETFs, fixed income index-based ETFs, sector-based ETFs, and similar securities when All Season Financial Advisors’ (“All Season Sub-Advisor”) asset allocation model and risk analysis indicate that securities representing particular markets and sectors have lower risk of losing their value and present greater opportunities for growth relative to securities representing other markets or sectors.  Similarly, the All Season Fund will sell interests to reduce investment exposure in stock market index-based ETFs, fixed-income index-based ETFs, sector-based ETFs, and similar securities when All Season Sub-Advisor’s asset allocation model and risk analysis indicate that securities representing such markets and sectors have greater risk and present less opportunity for growth relative to other markets or sectors.  The All Season Fund will generally be heavily invested in fixed-income ETFs, cash positions and similar securities when the All Season Sub-Advisor believes its asset allocation model indicates substantial risk in the equity markets of losing value. The All Season Fund will invest in derivative investments to supplement the foregoing investments when the All Season Sub-Advisor believes such investments offer attractive opportunities for the Fund.

All Season Sub-Advisor’s asset allocation model selects or weights investments in markets and sectors based on those categories with the greatest perceived potential for superior returns, given current market conditions.  The model’s allocation of assets changes in response to market conditions and perceived opportunities for profit.  Assets are distributed among the different classes of domestic and international equity, fixed-income and money market assets, which increases the Fund’s diversification and lowers its risk.  Using ETFs and other investment companies further reduces risk by providing instant diversification across hundreds of securities within each asset class.

Fund of Funds
The All Season Fund is a “fund of funds.” The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other investment companies. Under the Investment Company Act of 1940, as amended (“1940 Act”), the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would own more 3% of the ETF’s or investment company’s total outstanding stock unless (i) the ETF or the Funds have received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Funds; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the All Season Sub-Adviser considers optimal, or cause the All Season Sub-Advisor to select other investment companies or stock baskets as alternatives to the investment the All Season Sub-Advisor considers optimal.

High Yield Securities
When the All Season Sub-Advisor believes that it would be advantageous to the Fund’s investment strategy, it will allocate a portion of the Fund’s assets, generally up to 20%, to, high yield corporate bonds. The high yield corporate bond investments of the Fund are managed by another sub-adviser, SMH Capital Advisors (“SMH Sub-Advisor”), which is also the investment sub-advisor to the Integrity High Income Fund.  SMH Sub-Advisor will invest the high yield segment of the All Season Fund primarily in a non-diversified group of low-quality, high-yield corporate bonds, convertible securities and asset-backed securities.  Under normal circumstances, at least 80% of the Fund's high yield securities will be invested in corporate bonds rated Baa by Moody's or BBB by S&P or lower.  SMH Sub-Advisor may also invest All Season Fund assets in corporate issues that have defaulted.  While there are no restrictions on maturity, the All Season Fund’s high yield bond portfolio generally will have an average maturity less than 10 years.

To choose the securities in which the Fund will invest, SMH Sub-Advisor conducts fundamental credit research on each issuer and diversifies the Fund's holdings. The Fund normally invests at least 80% of its assets in, and will choose its investments from, the following types of securities:  corporate debt, asset-backed securities, convertible securities, preferred stocks and collateralized mortgage obligations (CMOs).

Derivatives
The All Season Fund will often supplement its investment in ETFs, common stocks, high yield corporate bonds and cash positions with derivative investments such as futures contracts on indexes tracked by ETFs in the Fund’s portfolio.  The All Season Fund’s investments in derivatives will be intended to hedge the Fund’s positions in ETFs and other securities.  The Trust has claimed an exclusion from the term “commodity pool operator” (“CPO”) under the Commodities Exchange Act available to registered investment companies that is applicable to the All Season Fund, the All Season Sub-Advisor and their principals.  Therefore, the All Season Fund will be operated by persons that are not subject to registration or regulation as a CPO.

Other Non-ETF Investment Companies
In cases where these legal limits discussed above prevent the All Season Fund from buying a particular ETF or ETFs in general, the Fund may instead invest in a similar index or sector-based mutual fund or other investment company (“Other Investment Companies”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) (“Stock Baskets”).  The Fund may also invest in Other Investment Companies or Stock Baskets when the All Season Sub-Advisor believes they represent more attractive opportunities than similar ETFs.

Temporary Defensive Investments
The All Season Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the All Season Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, money market funds and U.S. Government securities.  Although the All Season Fund would do this only in seeking to avoid losses, the All Season Fund may be unable to pursue its investment objective during that time, which could result in the Fund underperforming relative to its benchmark if there is an upswing in the market.

Principal Risks: What are the Risks of Investing in the All Season Fund?

An investment in the All Season Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the All Season Fund will achieve its investment objective.  More specifically, the All Season Fund may be affected by, among others, the following types of risks:

MARKET AND ECONOMIC RISK: The prices of the securities in which the All Season Fund invests may fluctuate, at times dramatically, for a number of reasons, including:

·         Actual earnings that do not meet generally accepted forecasts or estimates of earnings.

·         Changes in the general interest rate environment that have a negative impact on the valuation of earnings.

·         The market undervaluing the stocks in the Fund’s portfolio.

·         Developments affecting particular issuers or a particular industry or geographic sector.

·         A general decline in the stock market.

·         Social or national political changes may alter investors’ future expectations of company earnings.

MANAGEMENT STYLE RISKS: The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objectives is directly related to the All Season Sub-Adviser’s allocation of the Fund’s assets. The All Season Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the All Season Sub-Adviser’s judgment will produce the desire results. In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

RISKS RELATED TO “FUND OF FUNDS” STRUCTURE:  Since the Fund is a “fund of funds”, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of the fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

RISKS OF NON-DIVERSIFICATION: The All Season Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the All Season Fund’s assets may be invested in the securities of a limited number of issuers that will be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

RISKS OF DEVELOPMENT STAGE AND SMALL CAP STOCKS: Stocks of development stage and small capitalization companies involve substantial risks.  These stocks may trade less frequently and in less limited volumes than stocks of other companies.  Thus, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future.  Moreover, start-up and other small companies may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records or inadequate capital reserves.  Key information about the company may be inaccurate or unavailable and their earnings are less predictable than more established companies.  Stocks of these companies may therefore be more vulnerable to adverse business or economic events than larger, more established companies.  In addition, during any period when smaller companies stocks fall behind other types of investments--bonds or large cap stocks, for instance--the portfolio’s performance also will lag these investments.

FOREIGN SECURITIES:  Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The All Season Fund’s investments in foreign securities may be in the form of sponsored or unsponsored American Depositary Receipts or ETFs that invest in foreign securities. Ownership of unsponsored depositary receipts or ETFs may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

PORTFOLIO TURNOVER:  Short-term trading increases the All Season Fund’s transaction costs, which could adversely affect the Fund’s performance, and could result in higher levels of taxable realized gains to shareholders.

HEDGING RISKS:  The ability of the All Season Fund to benefit from options and futures is largely dependent on the All Season Sub-Adviser’s ability to use these strategies successfully. If the All Season Sub-Adviser’s judgment about the general direction of markets is wrong, the overall performance of the All Season Fund will be poorer than if no such futures and options had been used. In addition, the All Season Fund’s ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the All Season Fund’s portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the All Season Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The All Season Fund could lose money on futures transactions or will lose money if a purchased option expires worthless.  Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the All Season Fund. Use of options may also (i) result in losses to the All Season Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the All Season Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the All Season Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.  The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

In addition, to the extent that the Fund invests in fixed income ETFs and high yield corporate bonds, the Fund will also be exposed to the following risks:

CREDIT RISK:  Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund's total return. Credit risk may be substantial for the Fund’s high yield bond investments.

INTEREST RATE RISK:  Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

LOWER QUALITY DEBT:  Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Additional information regarding the investment policies and restrictions of the All Season Fund is available in the Integrity Fund’s SAI, which is available free of charge, upon request, by calling Integrity Mutual Funds at 800-276-1262, or by visiting the Trust’s Internet site at www.integrityfunds.com.

Is This Fund Right For You?
The All Season Fund may be appropriate for you if you:

·         Seek a long-term investment goal;

·         Seek a fund that takes a diversified approach to investing in the stock market that does not focus on one sector of the stock market;

·         Seek a fund that may complement a more diversified portion of your portfolio; or

·         Are willing to accept fluctuations in the value of your portfolio, as the broader market changes its preference for market sectors, in exchange for the possibility of earning-higher long-term returns.

The All Season Fund may not be appropriate for you if you seek:

·         A short-term investment goal;

·         A diversified approach to investing in the stock market that does focus on one sector of the stock market;

·         Exposure to large cap companies or a more value-oriented approach to investing in equities;

·         Safety of principal; or

·         Regular income.

How the Fund Has Performed
The inception date of the All Season Fund was August 1, 2005, consequently, the Fund does not have performance history information.

What Are The Fund’s Expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the All Season Fund.

	Class A	Class C
SHAREHOLDER FEES (expenses deducted directly from your investment)
Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	1.00(1)	1.00%
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None	None
Redemption Fee	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING FEES AND EXPENSES(2)
(expenses that are deducted from Fund assets)
Management Fees	2.00%	2.00%
Distribution and/or Service Fees (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.97%(3)	0.97%(3)
Contractual Fee Waivers and Expense Reimbursements	(0.57)%	(0.57)%
Total Fund Operating Expenses	2.65%(4)	3.40%(4)

_____________________________

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 To the extent that ETFs or other investment companies held in a Fund’s portfolio of investments have fees and expenses, shareholders of that Fund will indirectly be paying a portion of these other fund’s fees and expenses.

3 The Other Expenses are estimated for the 2005 fiscal year since this Fund is a new fund.

4 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses until August 1, 2006, so that the Net Annual Operating Expenses of the All Season Fund Class A shares do not exceed 2.65%, and Class C shares do not exceed 3.40%.  After such date, the expense limitation may be terminated or revised.  Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE
The following example is intended to help you compare the cost of investing in the All Season Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the All Season Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the All Season Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the All Season Fund would be:

YEAR	ALL SEASON FUND
	A	C
1	$831	$449
3	$1,382	$1,099

INTEGRITY HIGH INCOME FUND
FUND SUMMARY

Investment Objective
The Integrity High Income Fund (the “High Income Fund”) seeks a high level of current income with capital appreciation as a secondary objective.   This investment objective is non-fundamental, which means the objective may be changed without shareholder approval.  However, shareholders would be given at least 60 days’ notice prior to any such change.

Principal Strategies: How the High Income Fund Pursues its Objective

The High Income Fund invests primarily in a non-diversified group of low-quality, high-yield corporate bonds, convertible securities and asset-backed securities.  Under normal circumstances, at least 80% of the Fund's net assets (plus borrowings for investment purposes) will be invested in corporate bonds rated Baa by Moody's or BBB by S&P or lower.  The Fund may also invest in corporate issues that have defaulted.  While there are no restrictions on maturity, the Fund generally holds an average maturity less than 10 years.  Capital appreciation comes from selling bonds above the purchase price.

The securities in which the Fund will invest are low quality, high-risk securities.  Because of their low credit quality, these securities must pay higher interest rates to compensate investors for the substantial credit risk they assume. The Fund has no restrictions on the maturity of investments in its portfolio, however the fund generally holds an average maturity under 10 years. The Fund may receive capital appreciation from selling bonds above our purchase price. Bonds may appreciate in value through an improvement in credit quality among other reasons. There can be no guarantee the securities held by the Fund will appreciate in value.

To choose the securities in which the Fund will invest, SMH Capital Advisors, Inc., the Fund’s sub-adviser (“Sub-Adviser”), conducts fundamental credit research on each issuer and diversifies the Fund's holdings.

The Fund normally invests at least 80% of its assets in, and will choose its investments from, the following types of securities:

·         Corporate debt. As the name implies, corporate debt obligations-usually called bonds-represent loans by an investor to a corporation.

·         Asset-backed securities. These securities represent partial ownership in pools of consumer of commercial loans- most often credit card, automobile or trade receivables. Asset-backed securities are issued by entities formed solely for that purpose, but their value ultimately depends on repayments by underlying borrowers.

·         Convertible securities.  Bonds or preferred stocks that are convertible into, or exchangeable for, common stocks are known as convertible securities.

·         Preferred stocks.  Preferred stock is corporate stock that pays set dividends to their holders. Preferred stock has a superior claim on the issuer's income and assets relative to common stock but a lower claim on assets than corporate bond holders.

·         Collateralized Mortgage Obligations (CMOs).  CMOs are securities that are collateralized by mortgages or mortgage pass-through securities. When CMOs are created, the rights to receive principal and interest payments on the underlying mortgages are divided up to create short, intermediate and long-term CMO bonds.  These rights are delegated and divided among the various maturity structures of the CMOs based on assumptions made by the creators concerning the timing of cash flows on the underlying mortgages, including expected prepayment rates. The primary risk of a CMO is that the assumptions are wrong, which would result in the CMO having either a shorter or longer maturity than was expected.

The High Income Fund may engage in various investment strategies designed to hedge against interest rate changes or other market conditions from hedging strategy section below, and/or to manage the portfolio's duration using financial instruments whose prices, in the opinion of the Sub-Adviser, correlate with the values of securities the Fund owns or expects to purchase. The instruments used to implement these strategies include financial futures contracts (such as future contracts in U.S. Treasury securities and interest-related indices) and options on financial futures.

The High Income Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the High Income Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  Although the High Income Fund would do this only in seeking to avoid losses, the High Income Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks:  What are the Risks of Investing in the High Income Fund?

An investment in the High Income Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the High Income Fund will achieve its investment objective.  More specifically, the High Income Fund may be affected by, among others, the following types of risks:

CREDIT RISK:  Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund's total return. Credit risk may be substantial for the Fund.

INTEREST RATE RISK:  Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

INCOME RISK:  Income risk is the risk that falling interest rates will cause the Fund's income to decline.

LOWER QUALITY DEBT:  Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

MANAGEMENT RISK:  The Fund's overall success depends on the Sub-Adviser's ability to choose productive securities for the Fund.  If the Sub-Adviser is unable to successfully choose productive securities, the Fund may under perform other funds with similar investment objectives. Acting as investment adviser to the Fund is a new position for the Sub- Adviser, and the Fund has no operating history.

RISKS OF NON-DIVERSIFICATION:  The High Income Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers that will be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

ASSET-BACKED SECURITIES:  Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

HEDGING RISKS:  The ability of the High Income Fund to benefit from options and futures is largely dependent on the Sub-Adviser's ability to use these strategies successfully. If the Sub-Adviser's judgment about the general direction of markets is wrong, the overall performance of the High Income Fund will be poorer than if no such futures and options had been used. In addition, the High Income Fund's ability to effectively control duration or hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the High Income Fund's portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the High Income Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Fund could lose money on futures transactions or will lose money if a purchased option expires worthless.  Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. Use of options may also (i) result in losses to the High Income Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the High Income Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the High Income Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.  The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Additional information regarding the investment policies and restrictions of the High Income Fund is available in the Integrity Fund’s SAI, which is available free of charge, upon request, by calling Integrity Mutual Funds at 800-276-1262, or by visiting the company’s Internet site at www.integrityfunds.com.

Is This Fund Right For You?
The High Income Fund may be appropriate for you if you:

·         Are looking for a fixed income component for your portfolio;

·         Are seeking a more aggressive investment style for the income portion of your portfolio;

·         Are pursuing long-term investment goals; or

·         Are seeking an asset class with low correlation to traditional stock and investment grade bonds.

The High Income Fund may not be appropriate for you if you:

·         Are pursuing a short-term investment goal;

·         Want to earn income on investments generally considered more stable than stocks;

·         Are unwilling to accept fluctuations in the value of your portfolio; or

·         Have a restriction against owning non-investment grade securities.

How the Fund Has Performed
The inception date of the High Income Fund was April 30, 2004; consequently, the Fund does not have performance history information.

What Are The Fund’s Expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the High Income Fund.

Offering Both Class A and C Shares

SHAREHOLDER FEES (expenses deducted directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	4.25%	None
Maximum Deferred Sales Charge (Load)	1.00%(1)	1.00%
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None	None
Redemption Fee	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	1.00%	1.00%
Distribution and/or Service Fees (12b-1 Fees)	0.25%	1.00%
Other Expenses	1.75%	1.75%
Contractual Fee Waivers and Expense Reimbursements	(1.25)%	(1.25)%
Total Fund Operating Expenses	1.75%(2)	2.50%(2)

_____________________________

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, until December 31, 2005, so that the Net Annual Operating Expenses of the High Income Fund do not exceed 1.75% for the Class A shares and 2.50% for the Class C shares. Thereafter, the expense limitation may be terminated or revised.  Amounts waived or reimbursed may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE
The following example is intended to help you compare the cost of investing in the High Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the High Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the High Income Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the High Income Fund would be:

YEAR	HIGH INCOME FUND

	Class A	Class C

1	$597	$356
3	$966	$808
5	$1,374	$1,416
10	$2,585	$3,223

INTEGRITY MUNICIPAL FUND
FUND SUMMARY

Investment Objective
The Integrity Municipal Fund (the “Municipal Fund”) seeks as high a level of current income exempt from federal taxes as is consistent with preservation of capital.

Principal Strategies: How the Municipal Fund Pursues its Objective

The Municipal Fund purchases primarily municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent ratings agencies.  Under normal circumstances, at least 80% of the Fund's net assets (plus borrowings for investment purposes) will be invested in securities exempt from federal income taxes.  The Municipal Fund may buy non-rated municipal bonds if the Investment Adviser judges them to be of comparable quality.  The Fund is non-diversified and may invest more of its assets in a single issuer than a diversified fund.  The expected average dollar weighted maturity of the Fund’s portfolio is between 15 and 25 years.

A portion of the Fund’s distributions may be subject to tax.  For investors subject to Alternative Minimum Tax, a portion of the distributions may increase that tax.

The Investment Adviser uses a value-oriented strategy and looks for higher-yielding municipal bonds that offer the potential for above-average return.  To assess a bond’s value, the Investment Adviser considers the bond’s yield, price, credit quality and future prospects.

The Municipal Fund may engage in various investment strategies designed to hedge against interest rate changes or other market conditions and/or to manage the portfolio's duration using financial instruments whose prices, in the opinion of the Investment Adviser, correlate with the values of securities the Municipal Fund owns or expects to purchase. The instruments used to implement these strategies include financial futures contracts (such as future contracts in U.S. Treasury securities and interest-related indices) and options on financial futures.

The Municipal Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the Municipal Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  Although the Municipal Fund would do this only in seeking to avoid losses, the Municipal Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks: What are the Risks of Investing in the Municipal Fund?

You should be aware that loss of money is a risk of investing. When you sell your Fund shares they may be worth more or less than what you paid for them because the value of the Fund’s investments will vary.  The principal risks of investing in the Fund are interest rate and credit risk.

INTEREST RATE RISK:  Interest rate risk is the risk that interest rates will rise, causing bond prices to fall.  The longer the average maturity of the Fund’s portfolio, the greater its interest rate risk.

CREDIT RISK:  Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments.  In general, lower rated bonds carry greater credit risk.  These may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

RISKS OF NON-DIVERSIFICATION:  Because the Fund is non-diversified and invests primarily in bonds, the fund is particularly susceptible to any economic, political or regulatory developments affecting a particular issuer or issuers of bonds in which the fund invests.

HEDGING RISKS:  The ability of the Municipal Fund to benefit from options and futures is largely dependent on the Investment Adviser's ability to use these strategies successfully. If the Investment Adviser's judgment about the general direction of markets is wrong, the overall performance of the Municipal Fund will be poorer than if no such futures and options had been used. In addition, the Municipal Fund's ability to effectively control duration or hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Municipal Fund's portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the Municipal Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Municipal Fund could lose money on futures transactions or will lose money if a purchased option expires worthless.  Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Municipal Fund. Use of options may also (i) result in losses to the Municipal Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the Municipal Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the Municipal Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.  The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Additional information regarding the investment policies and restrictions of the Municipal Fund is available in the Integrity Fund’s SAI, which is available free of charge, upon request, by calling Integrity Mutual Funds at 800-276-1262, or by visiting the Trust’s Internet site at www.integrityfunds.com.

Is This Fund Right For You?
The Municipal Fund may be appropriate for you if you seek to:

·         Earn regular monthly tax-free dividends;

·         Preserve investment capital over time;

·         Reduce taxes on investment income; or

·         Set aside money systematically for retirement, estate planning or college funding.

The Municipal Fund may not be appropriate for you if you seek to:

·         Pursue an aggressive, high-growth investment strategy;

·         Invest through an IRA or 401(k) plan; or

·         Avoid fluctuations in share price.

How the Fund Has Performed
The inception date of the Municipal Fund was April 30, 2004; consequently, the Fund does not have performance history information.

What Are The Fund’s Expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Fund.

	Class A	Class C*
SHAREHOLDER FEES (expenses deducted directly from your investment)
Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	4.25%	None
Maximum Deferred Sales Charge (Load)	1.00(1)	1.00%
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None	None
Redemption Fee	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	0.60%	0.60%
Distribution and/or Service Fees (12b-1 Fees)	0.25%	1.00%
Other Expenses	8.31%(2)	8.31%(2)
Contractual Fee Waivers and Expense Reimbursements	(7.91)%	(7.91)%
Total Fund Operating Expenses	1.25%%(3)	2.00%(3)

_____________________________

* The Integrity Municipal Fund currently does not offer Class C shares.

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 Other expenses for the Class C shares are the other expenses for the Class A shares for the fiscal year ended December 31, 2004. This is because the Fund did not offer Class C shares during the 2004 fiscal year.  These figures are based on estimated amounts for the current fiscal year.

3 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, until December 31, 2005, so that the Net Annual Operating Expenses of the Municipal Fund do not exceed 1.25% for the Class A shares and 2.00% for the Class C shares. Thereafter, the expense limitation may be terminated or revised.  Amounts waived or reimbursed may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE
The following example is intended to help you compare the cost of investing in the Municipal Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Municipal Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the Municipal Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the Municipal Fund would be:

YEAR	MUNICIPAL FUND

	Class A	Class C

1	$548	$721
3	$812	$1,044
5	$1,103	$1,510
10	$1,968	$2,894

INTEGRITY INCOME FUND

On April 29, 2005, the Board of Trustees of the Integrity Income Fund voted to liquidate and close the Fund permanently.  The Fund ceased operations on June 30, 2005, and no long offers shares for public purchase.

MANAGEMENT OF THE FUNDS

Investment Adviser

Subject to the direction of the Integrity Funds’ Board of Trustees, the Investment Adviser has been retained by each Fund under a Management and Investment Advisory Agreement (each an “Agreement”) to act as each Fund’s investment adviser, subject to the authority of the Board of Trustees.  The Investment Adviser is a wholly-owned subsidiary of Integrity Mutual Funds, Inc., (“Company”), a corporation organized under the laws of North Dakota on September 22, 1987.  The address of the Investment Adviser is 1 Main Street North, Minot, North Dakota 58703.

The Investment Adviser and its affiliates have been advising mutual funds since 1989 and have assets under management of approximately $384 million. The Investment Adviser is responsible for selecting and ongoing monitoring of the securities in each Fund’s portfolio, performing certain evaluations of the Funds’ portfolio securities, managing the Funds’ business affairs and providing certain administrative services, office space, equipment and clerical services for managing the Funds’ investments and effecting their portfolio transactions. The Investment Adviser also pays the salaries and fees of all officers and Trustees of the Funds who are affiliated persons of the Investment Adviser.

The Investment Adviser will supply investment research and portfolio management, including the selection of securities for each Fund to purchase, hold or sell, and the selection of brokers through whom a Fund’s portfolio transactions are executed.  The Investment Adviser also administers the business affairs of each Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as trustees and officers of a Fund if duly elected to such positions.

The Funds pay the Investment Adviser a management fee computed daily and paid monthly at the annual rate of 1.00% of the value of the average daily net assets of the Equity Fund, Value Fund, Growth & Income Fund, and High Income Fund, 0.60% of the value of the average daily assets of the Municipal Fund, 1.20% of the value of the average daily assets of the Small Cap Fund, Health Sciences Fund, and Technology Fund, and 2.00% of the value of the average daily assets of the All Season Fund.  The Funds pay other expenses related to their daily operations, such as custodian fees, Trustees' fees, administrative fees, fund accounting fees, transfer agency fees, and legal and auditing costs, which are subject to reimbursement at the discretion of the Investment Adviser. The Investment Adviser pays any sub-advisory fees from its management fee, and not from the assets of the applicable Funds. More information about the Agreement and other expenses paid by the Funds is included in the SAI, which also contains information about brokerage policies and practices.

F. Martin Koenig, Senior Portfolio Manager
Mr. F. Martin Koenig is the portfolio manager of the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund and has responsibility for the day-to-day management of those portfolios. Mr. Koenig has significant prior expertise managing portfolios with investment strategies similar to these Funds. Prior to joining Integrity in 2003, from 1989 until 2002 Mr. Koenig was Chairman, CEO and CIO of Koenig Advisors, a federally registered investment adviser where he managed separate accounts and hedge funds for high net worth investors. Mr. Koenig has been managing assets since 1968 with several firms including Chase Manhattan Bank, AIG Global Investors, Mitsubishi Bank Trust Co. of New York and EB Advisors, Inc.

Monte Avery, Senior Portfolio Manager
Mr. Monte Avery is the portfolio manager of the Municipal Fund and has responsibility for the day-to-day management of its portfolio. Mr. Avery started in the securities business with PaineWebber in 1981 as a retail broker transferring to Dean Witter in 1982.  In 1988, Mr. Avery joined Bremer Bank, N.A. (Minot, ND) to help start their Invest Center.  He transferred back to Dean Witter in 1993 until joining Integrity Mutual Funds, Inc., in 1995.  Since that time, Mr. Avery has been a co-manager of Integrity Fund of Funds, Inc., Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc., and the Integrity Managed Portfolios and effective in February 2000, the manager of these funds.

Investment Sub-Adviser (Equity Fund)
Ancora Advisers, LLC (“Ancora”) is the investment sub-adviser for the Equity Fund. Ancora is located at One Chagrin Highlands, 2000 Auburn Drive, Suite 430, Beachwood, Ohio 44122 and is organized and exists under the laws of the State of Nevada and is registered pursuant to the Investment Advisers Act of 1940.

Ancora is an investment management firm serving institutions and individuals. As of December 31, 2004, Ancora had approximately $109.5 million in assets under management.  As compensation for the sub-advisory services it provides to the Equity Fund, the Investment Adviser pays Ancora .35% of the management fee that the Investment Adviser receives from the Fund.

Richard A. Barone, President of Ancora and Senior Portfolio Manager
Prior to serving as a sub-adviser for the Equity Fund, Ancora only served high net worth individuals, pension and profit sharing plans and charitable organizations.  Ancora is majority owned and controlled by Richard A. Barone, its President. The Investment Adviser has chosen to engage Ancora’s services as sub-adviser to the Fund because of Mr. Barone’s prior expertise in advising other funds with investment objectives similar to the Equity Fund.  Subject to the oversight and approval of the Investment Adviser, Mr. Barone, as portfolio manager, has certain responsibility for the day-to-day management of the Fund’s portfolio. In addition, Ancora is responsible for maintaining certain transaction and compliance related records of the Equity Fund. Mr. Barone was formerly portfolio manager for Fifth Third Funds (3 funds) (2001-2002), CEO of Maxus Investment Group (1973-2001) and Chairman and portfolio manager of the Maxus Funds (3 funds) (1985-2001).

Investment Sub-Adviser (High Income Fund and All Season Fund)
SMH Capital Advisors, Inc. (“SMH”), is the investment sub-adviser for the High Income Fund and the high yield securities in the investment portfolio of the All Season Fund. SMH is located at 4800 Overton Plaza Suite 300, Fort Worth, Texas 76109, and is organized and exists under the laws of the State of Texas and is registered pursuant to the Investment Advisers Act of 1940.

SMH is an investment management firm serving institutions and individuals. As of December 31, 2004, SMH had approximately $490.7 million in assets under management.  As compensation for the sub-advisory services it provides to the High Income Fund, the Investment Adviser pays SMH 50% of the management fee that the Investment Adviser receives from the Fund.  SMH also manages the high yield securities in the All Season portfolio, and All Season Financial Advisors manages the remainder of the assets. As compensation for the sub-advisory services it provides to the All Season Fund, the Investment Adviser pays SMH .50% of the portion of average daily net assets managed by SMH.

Prior to serving as a sub-adviser for the High Income Fund and the All Season Fund, SMH only served high net worth individuals, pension and profit sharing plans and charitable organizations.  Sanders Morris Harris Group, Inc., is the parent company of SMH.  The Investment Adviser has chosen to engage SMH’s services as sub-adviser to the High Income Fund and the high yield securities in the investment portfolio of the All Season Fund because of Mr. Jeffrey Cummers’ and Mr. Dwayne Moyers’ prior expertise in advising private funds and clients with investment objectives similar to those of the High Income Fund.  Subject to the oversight and approval of the Investment Adviser, Mr. Jeffrey Cummer and Mr. Dwayne Moyers, as portfolio managers, have responsibility for the day-to-day management of the High Income Fund’s portfolio. In addition, SMH is responsible for maintaining certain transaction and compliance related records of the High Income Fund.

Jeffrey A.Cummer, President and Senior Portfolio Manager, Fort Worth Division
Under the direction of Jeffrey A. Cummer, SMH Capital Advisors has increased its asset base over the past 13 years from $70 million to more than $1 billion (as of 12/31/2004). Cummer, born in 1957 in Madison, Wisconsin, is a graduate of the University of Illinois with a bachelor’s degree in finance and risk management. Before forming his own investment firm in 1989, Cummer served as a Limited Partner with Edward D. Jones & Company. Prior to that, he was a corporate cash manager and financial analyst for the GTE Corporation. Cummer is VP and board member of Xpontential Inc., a publicly traded company. Cummer is also a Certified Financial Planner.

Dwayne Moyers, Chief Investment Officer and Senior Portfolio Manager, Fort Worth Division
As portfolio manager and Chief Investment Officer, Dwayne Moyers has helped grow client assets at SMH Capital Advisors. Moyers was born in 1968 in Fort Worth, Texas. Before teaming with Jeff Cummer, Moyers was a credit analyst with the Tandy Corporation. In 1991, he joined the firm as a portfolio manager. In 1995, Moyers became a major shareholder in C/M Holdings, Inc. and served as senior vice president. He holds a bachelor’s degree in business administration from the University of Texas at Arlington. Moyers is Chairman of the Board of American Ironhorse Motorcycle Company and Chairman of the Board and Chief Executive Officer of Xpontential Inc. (XPOI.OB), a publicly traded company.

Prior Performance of SMH Capital Advisors, Inc., (Sub-Adviser to the High Income Fund):
Provided below is a composite showing the historical performance includes all audited client accounts with similar investment strategies managed by SMH Capital Advisors, Inc., according to the same investment goal and substantially similar investment strategies and policies as those of the High Income Fund. For comparison purposes the performance composite is measured against the Lehman Brothers High Yield Composite Bond Index.

This information is provided to illustrate the past performance of SMH Capital Advisors, Inc., in managing client accounts in a substantially similar manner as the High Income Fund but does not represent the performance of the High Income Fund. Past performance is no guarantee of future results. Performance results may be materially affected by market and economic conditions. Investors should not consider this performance data as an indication of future performance of the High Income Fund, or the return an individual investor might achieve by investing in the Fund.

The High Income Fund's results may be lower than the composite performance figures shown because of, among other things, differences in fees and expenses. The High Income Fund's results may also be lower because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 or the Internal Revenue Code, which, if applicable, could have adversely affected the performance of the client accounts.

The High Income performance composite includes all audited client accounts managed by SMH Capital Advisors with investment strategies and policies substantially similar to the High Income Fund. The performance results are calculated according to AIMR Standards, calculating internal rate of return using the Average Capital Base (Modified Dietz) Method. AIMR Standards differ from those of the SEC.  The composite performance is calculated "net" of fees, i.e., it includes the impact of account fees and expenses.

High Income Composite
Net Dollar Weighted Returns

	High Income Composite	Lehman Brothers High Yield Composite Bond Index
1995:	14.83%	19.17%
1996:	10.87%	11.36%
1997:	12.77%	12.77%
1998:	-6.62%	1.87%
1999:	8.64%	2.30%
2000:	-5.18%	-5.86%
2001:	25.88%	5.28%
2002:	10.41%	-1.37%
2003:	39.12%	28.97%
2004:	13.91%	11.15%

Average Annual Total Return (for the period ended December 31, 2004) [1]

	ONE YEAR	FIVE YEAR	TEN YEAR

Return before taxes	13.56%	15.57%	11.49%

Return after taxes on
distributions	13.56%	15.57%	11.49%

Lehman Brothers High Yield Composite[2]	11.15%	6.98%	8.13%

1The inception date is December 31, 1994.

2 The Lehman Brothers High Yield Corporate Bond Index is a diversified, unmanaged index of corporate and U.S. government bonds. Returns shown reflect no deduction for fees, expenses or taxes.

Investment Sub-Adviser (Growth & Income Fund)
IPS Advisory, Inc., serves as the sub-adviser for the Growth & Income Fund. The sub-adviser is managed by Greg D’Amico, President, and Robert Loest, Ph.D. CFA, Chief Executive Officer. The sub-adviser provides investment research, furnishes advice and recommendations regarding securities to be purchased and sold, and manages the investments of the Fund, subject to the oversight of the Investment Adviser and the Trust’s Board of Trustees. The sub-adviser’s principal office is located at 9111 Cross Park Drive, E-120, Suite S-380, Knoxville, TN 37923.

IPS is an investment management firm serving institutions and individuals. As of June 30, 2005, IPS had approximately $65 million in assets under management.  As compensation for the sub-advisory services it provides to the Growth & Income Fund, the Investment Adviser pays IPS .60% of the average daily net assets under management.  After providing notice to the Fund’s Board, the Investment Adviser and IPS may vary the fee and the other terms of the compensation paid by the Investment Adviser to IPS, provided that IPS receives, on an annual basis, a minimum fee of .40% of the average daily net assets under management.

Robert Loest, Senior Portfolio Manager
Robert Loest, Ph.D. CFA, Chief Executive Officer. Mr. Loest has extensive experience in equities analysis, having managed investment portfolios for individual clients, including corporations and retirement plans, on a full time basis since 1989.  Mr. Loest has managed the predecessor Fund’s portfolio since its inception, and will continue to serve as Portfolio Manager for the Growth & Income Fund.

Investment Sub-Adviser (All Season Fund)
All Season Financial Advisors, Inc. (“All Season Financial Advisors”) is the investment sub-adviser for the All Season Fund. All Season Financial Advisors is located at 731 Sherman Street, Denver, CO  80203, and is organized and exists under the laws of the State of Colorado and is registered pursuant to the Investment Advisers Act of 1940.

All Season Financial Advisors is an investment management firm serving institutions and individuals. As of June 30, 2005, All Seasons Financial Advisors had approximately $105 million in assets under management.  As compensation for the sub-advisory services it provides to the All Season Fund, the Investment Adviser pays All Seasons Financial Advisors 90% of the management fee that the Investment Adviser receives on the average daily net assets of the Fund net of fee waivers due to expense caps less any sub-advisory fees paid to SMH. After providing notice to the Fund's Board, the Investment Adviser and All Season Financial Advisors may vary the fee and the other terms of the compensation paid by the Investment Adviser to All Season Financial Advisors, provided that All Season Financial Advisors receives a minimum of 50% of the management fee that the Investment Adviser receives.

Prior to serving as a sub-adviser for the All Season Fund, All Season Financial Advisors has been registered as an advisor with the SEC since 1981. In the early 1980s, Robert Jones provided conservative asset management to investors through a proprietary bond and stock mutual fund timing service. Robert grew the business from $0 to $26 million in assets under management between 1981 and 1996. In 1994, Robert increased his number of employees to three by bringing on board Sam Jones, his son, as a registered representative. This allowed him to expand the available portfolios to include moderate, aggressive, and specialty investment strategies.

Sam Jones created stock mutual fund trading strategies and began professionally managing assets in 1997. At that time Sam took over as President of R.E. Jones & Associates. Sam started adding Exchange Traded Funds (ETFs) to strategies in 2001. Since 1997 the firm has grown from $26 million to $100 million in assets under management and currently has five employees. In 2005, the name of the firm was changed to All Season Financial Advisors, Inc.

Sam Jones, President and Senior Portfolio Manager
Sam Jones has a BA in Economics/Finance from Colby College in Maine and a Master’s in Information Technology from the University of Denver, Daniels School of Business. Further study included International Finance at the MacQuarie School of Economics in Sydney, Australia. Mr. Jones adds a technical, hedge fund element to the firm’s trading strategies by applying quantitative and qualitative thresholds to the investment portfolios. As president of All Season Financial Advisors, he is solely responsible for the management of over $108 million in client assets and for overseeing operations, marketing, and portfolio design. Mr. Jones is a seven year Advisory Board member for First Trust Corporation/DATAlynx and is also a past president and board member of NAAIM, the National Association of Active Investment Managers. Sam is also a member of the Market Technicians Association and a candidate for the Chartered Market Technician certification in 2005. He was recently endorsed by the CFP board to begin teaching technical analysis to certified financial planners in 2005. He has been interviewed and quoted in Barron's, The Wall Street Journal, Smart Money, Investment News, Financial Advisor and The Denver Post, as well as participated in local investment panels as an expert in technical analysis.

Prior Performance of All Season Financial Advisors, Inc., (Sub-Adviser to the All Season Fund):
Provided below is a composite showing the historical performance that includes all audited client accounts with similar investment strategies managed by All Season Financial Advisors, Inc., according to the same investment goal and substantially similar investment strategies and policies as those of the All Season Fund. For comparison purposes the performance composite is measured against the Index.

This information is provided to illustrate the past performance of All Season Financial Advisors, Inc., in managing client accounts in a substantially similar manner as the All Season Fund but does not represent the performance of the All Season Fund. Past performance, including past performance of all audited client accounts with similar investment strategies managed by All Season Financial Advisors, Inc., is no guarantee of future results of the All Season Fund. Performance results may be materially affected by market and economic conditions. Investors should not consider this performance data as an indication of future performance of the All Season Fund, or the return an individual investor might achieve by investing in the Fund.

The All Season Fund's results may be lower than the composite performance figures shown because of, among other things, differences in fees and expenses. The All Season Fund's results may also be lower because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 (the “Act”) or the Internal Revenue Code, which, if applicable, could have adversely affected the performance of the client accounts.

The All Season performance composite includes all audited client accounts managed by All Season Financial Advisors with investment strategies and policies substantially similar to the All Season Fund. The performance results are calculated according to AIMR Standards, calculating internal rate of return using the Average Capital Base (Modified Dietz) Method. AIMR Standards differ from those of the SEC.  The composite performance is calculated "net" of fees, i.e., it includes the impact of account fees and expenses.

All Season Composite
Net Dollar Weighted Returns

	All Season Composite	Index
1998:	15.97%	26.67%
1999:	13.73%	18.88%
2000:	15.52%	-10.14%
2001:	4.95%	-13.04%
2002:	0.03%	-23.37
2003:	15.88%	26.38
2004:	5.47%	8.99%

Average Annual Total Return (for the period ended December 31, 2004) [1]

	ONE YEAR	FIVE YEAR	Since Inception

Return before taxes	5.47%	7.84%	9.51%

Return after taxes on distributions	5.47%	7.84%	9.51%

S&P 500 Index[2]	8.99%	-11.81%	4.78%

 1The inception date is December 31, 1997.

2 The S&P 500 Index is a diversified, unmanaged index of U.S. stocks. Returns shown reflect no deduction for fees, expenses or taxes.

Portfolio Manager Compensation
The SAI contains additional information about the compensation of certain investment management personnel of the Investment Adviser and sub-advisers, other accounts managed by each person, and each person’s ownership of securities of the Fund with respect to which such person has or shares management responsibility.

Board Approval of Advisory and Sub-Advisory Agreements
The discussion of the Board of Trustees' basis for approving the advisory and sub-advisory agreements is available in each Fund's annual report to shareholders covering the six months ended December 31, 2004, except for the Growth & Income Fund which is in the semi-annual report covering the six months ended May 31, 2005.  The Board of Trustees’ basis for approving the advisory and sub-advisory agreements for the All Season Fund is disclosed above.  The annual report, semi-annual report and the SAI are available, free of charge, upon request by calling 1-800-276-1262, at the Trust’s Internet site at www.integrityfunds.com or at the SEC’s Internet site at http//www.sec.gov.

Manager of Managers
The Integrity Funds has filed for an order from the SEC permitting the Funds to be managed under a “manager of managers” structure. If this order is granted, the Investment Adviser will, subject to the supervision and approval of the Integrity Funds’ Board of Trustees, be permitted to hire, terminate or replace investment sub-advisers for each of the Funds without shareholder approval. However, if the Funds hire a new sub-adviser, they will provide written information concerning the new sub-adviser to shareholders of the Fund concerned. The purpose of the “manager of managers” structure is to give the Investment Adviser maximum flexibility with respect to the management of the Funds, and to permit the Investment Adviser and the Integrity Funds’ Board of Trustees to quickly react to poor investment performance by an investment sub-adviser or other service issues at less cost to shareholders. No order has been received yet and there is no guarantee that the Trust will obtain this order from the SEC.

Exemption from the Provisions of Section 12(d)(1)(F)(ii)
The Integrity Funds has filed for an order to the SEC under Section 12(d)(1)(J) of the “Act” for an exemption from the limitations of Section 12(d)(1)(F)(ii) of the Act to the extent necessary to permit the Funds to charge a sales load in excess of 1-1/2 percent.  No order has been received yet and there is no guarantee that the Integrity Funds will obtain this order from the SEC.

The SAI has more detailed information about the Integrity Fund’s service providers.

YOUR FUND ACCOUNT
THE FUNDS' SHARE PRICE

Determination of Net Asset Value
Each Fund calculates it net asset value (“NAV”) as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for trading. If portfolio investments of a Fund are traded in markets on days when the NYSE is not open, a Fund’s NAV may fluctuate on days when investors cannot purchase or redeem shares.

Each Fund’s NAV is generally based upon the market value of securities held in the Fund’s portfolio by adding the value of that Fund's investments plus cash and other assets, deducting liabilities and then dividing the results by the number of its shares outstanding. If market prices are not readily available, the fair value of securities is determined using procedures approved by the Board of Trustees. In addition, if between the time trading ends on a particular security and the close of trading on the NYSE, events occur that materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by the Investment Adviser under procedures approved by the Board of Trustees. In such a case, the Fund’s NAV will be subject to the judgment of the Investment Adviser rather than being determined by the market.

To the extent that a Fund’s assets are traded in other markets on days when the Fund is not open for business, the value of the Fund’s assets may be affected on those days.  In addition, trading in some of the Fund’s assets may not occur on days when the Fund is open for business.

Class A Shares
You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of dividends and capital gains distributions.  The up-front Class A sales charge and the commissions paid to dealers are as follows:

The Equity Fund, Value Fund, Small Cap Growth Fund, Health Sciences Fund, Technology Fund, Growth & Income Fund and All Season Fund.

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	5.00%	5.26%	4.25%
$100,000 but less than $250,000	4.00%	4.17%	3.50%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $750,000	2.50%	2.56%	2.00%
$750,000 but less than $1,000,000	1.50%	1.52%	1.25%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

(1) In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase.

The High Income Fund and Municipal Fund

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	4.25%	4.44%	3.50%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.25%	3.36%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $750,000	2.00%	2.04%	1.50%
$750,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

(1) In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase.

For each Fund, if you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy shares without an initial sales charge.   Integrity Funds Distributor may pay a commission up to 0.75% out of its own resources to broker-dealers who initiate and are responsible for the purchase of shares of  $1 million or more.

How To Reduce Your Sales Charge
Shareholders of the prior IPS Millennium Fund or IPS New Frontier Fund on April 22, 2005, may purchase additional shares of the Growth & Income Fund at net asset value without paying a sales load generally charged by the Growth & Income Fund.  In addition, the Growth & Income Fund's contingent deferred sales charge (“CDSC”) is waived for these shareholders.

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares.

Class A Sales Charge Reductions
Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent:  An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in one or more of the Funds, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation:  You may add the current value of all of your existing Integrity Fund shares, including all classes of shares distributed by Integrity Funds Distributor, to determine the front-end sales charge to be applied to your current Class A purchase.   Only balances currently held entirely at either the Integrity Funds or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge.  You may include the value of Integrity Funds’ investments held by the members of your immediately family, including the value of Integrity Funds’ investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such balances are also currently held entirely at either the Integrity Funds or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase.  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s net asset value.  If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current purchase broker-dealer.

Investments of $1 Million or More: For each Fund,with respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1.00% CDSC on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The CDSC for these Class A shares is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Integrity Fund.

Group Purchases:  Each Fund has a group investment and reinvestment program (the “Group Program”) which allows investors to purchase shares of a Fund with a lower minimum initial investment and with a lower sales charge if the investor and the Group Programs of which he or she is a participant meet the cost saving criteria.

Class A Sales Charge Waivers
The Funds may sell Class A shares without an up-front sales charge to:

·         trustees, directors, officers, employees (including retirees) of the Funds, Integrity Mutual Funds, Integrity Fund Distributors, Inc., and Integrity Money Management, Inc., for themselves or certain members of their family; trusts, pension, profit-sharing or other plans for the benefit of directors, officers, employees (including retirees) of the Funds, Integrity Mutual Funds, Inc., Integrity Fund Distributors, Inc., and certain members of their families;

·         authorized broker-dealers and financial institutions and certain employees (including their spouses and children) of such dealers and institutions; and.

·         any broker-dealer, financial institution or other qualified firm which does not receive commissions for selling shares to its clients.

Please refer to the SAI for detailed program descriptions and eligibility requirements. Additional information is available by calling (800) 276-1262. Your financial adviser can also help you prepare any necessary application forms. You or your financial adviser must notify the Funds at the time of each purchase if you are eligible for any of these programs. The Funds may modify or discontinue these programs at any time.

The Funds make available, free of charge, more information about sales charge reductions and waivers through the Integrity Funds or its Internet site at www.integrityfunds.com.  This information can be found by selecting a fund in the Funds tab on the Internet site.  Each fund contains a page called “Fund Info” that discloses information about sales charge reductions and waivers.

Class C
Class C shares currently are offered only by the High Income Fund and All Season Fund.  There is a 1% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC for the Class C shares is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Integrity Fund.

HOW TO BUY SHARES
Fund shares may be purchased on any business day, which is any day the NYSE is open for business.  Each Fund will process purchase and redemption orders that it receives in proper form prior to the close of regular trading on a day in which the NYSE is open at the NAV determined on that day. It will process purchase and redemption orders that it receives in proper form after the close of regular trading on the next day that the NYSE is open for regular trading.  If you place your order by contacting the Fund directly, your order must be received by the Fund prior to close of trading of the NYSE for you to receive that day’s NAV.

You may buy shares directly from the Distributor or through investment dealers who have sales agreements with the Distributor.  You may also purchase shares through other agents who have agreements with the Distributor and/or the Funds.  If you do not have a dealer or agent, call (800) 276-1262, and the Distributor can refer you to one.  Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor.  You may be charged an additional service fee if you effect your transaction through a broker, agent or other financial institution.  If you place your order through a dealer or agent prior to the close of trading of the NYSE, and the Fund receives such order prior to the close of trading (normally 3:00 p.m. Central Time), you will receive that day’s net asset value.  Dealers or other agents are obligated to transmit orders promptly.  See “The Funds’ Share Price” for a discussion of how shares are priced.

A Fund will reject any purchase orders, including exchanges, for any reason.  A Fund will reject any purchase orders, including exchanges, from investors that, in the Investment Adviser’s opinion, may constitute excessive trading. For these purposes, the Investment Adviser may consider an investor's trading history in the Fund or other Integrity Funds, and accounts under common ownership or control.

Purchase requests should be addressed to the authorized dealer or agent from which you received this Prospectus.  Such dealers or agents may place a telephone order with the Integrity Fund Services for the purchase of shares up to $100,000.  It is the broker or dealer’s responsibility to promptly forward payment and the purchase application to the transfer agent for the investor to receive the next determined net asset value.  Checks should be made payable to the name of the applicable Fund.  The Funds’ transfer agent will charge a $15.00 fee against a shareholder’s account for any payment returned for insufficient funds.  The shareholder will also be responsible for any losses suffered by the Fund as a result.

You may be asked to provide additional information in order for Integrity Fund Services or a dealer to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Minimum Investments and Share Price
You may open an account with $1,000 ($10,000 for the All Season Fund) and make additional investments at any time with as little as $50. You may open an account with $50 for the Monthomatic Investment Plan, as explained below. The Funds may change these minimum initial investments at any time.

The price you pay for shares will depend on how and when the Fund receives your order.  You will receive the share price next determined after the Fund has received your order.  If you place your order by contacting the Fund directly, your order must be received by the Fund prior to the close of trading of the NYSE (normally 3:00 p.m., Central Time) for you to receive that day’s price.

However, if you place your order through a dealer prior to the close of trading of the New York Stock Exchange and the Fund receives such order prior to the close of trading (normally 3:00 p.m., Central Time), you will receive that day’s price.  Dealers are obligated to transmit orders promptly.  See “Net Asset Value” for a discussion of how shares are priced.

Important Information about Purchases
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account:  When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you.  You may also be asked to provide documents that may help us to establish your identity, such as your driver’s license.

For investors other than individuals:  When you open an account, you will be asked for the name of the entity, its principal place of business and TIN (“Taxpayer Identification Number”) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number.  You may also be asked to provide documents, such as driver’s licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and this SAI.  Your dealer will provide you with specific information about any processing or service fees you will be charged.

If you purchase your Fund shares through a financial adviser, which includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan administrator and any other institutions having a selling, administration or any similar agreement with the Investment Adviser, Distributor or one of its affiliates, the financial adviser may receive commissions or other concessions which are paid from various sources, such as from the sales charges and Rule 12b-1 distribution and service fees, or otherwise from the Investment Adviser or Distributor.  See the SAI for details.

The financial adviser through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution and service fees described above.  In addition, the Investment Adviser, Distributor or one or more of its affiliates out of their own resources, may make additional cash payments to certain financial advisers who support the sale of Fund shares in recognition of their marketing, transaction processing and/or administrative services support.  This compensation is not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus.

Systematic Investing – The Monthomatic Investment Plan
Once you have established a Fund account, systematic investing allows you to make regular investments through automatic deductions from your bank account (simply complete the appropriate section of the account application form) or call Integrity Fund Services at (800) 601-5593 for appropriate forms.

With the Monthomatic Investment Plan, you can make regular investments of $50 or more per month by authorizing us to take money out of your bank, savings and loan or credit union account.  If an investor has expedited wire transfer redemption privileges with his or her fund account, such investor must designate the same bank, savings and loan or credit union account for both Monthomatic Investment Plan and wire redemption programs.  Fund shares purchased by the Monthomatic Investment Plan must be owned for 15 days before they may be redeemed.  You can stop the withdrawals at any time by sending a written notice to Integrity Fund Services, the Funds’ transfer agent, at P.O. Box 759, Minot, ND 58702.  The termination will become effective within 7 days after the transfer agent has received the request.  The Funds may terminate or modify this privilege at any time and may immediately terminate a shareholder’s systematic investment plan if any item is unpaid by the shareholder’s financial institution.  There is no charge for this plan.

SPECIAL SERVICES
To help make your investing with us easy and efficient, we offer you the following services.

Exchanging Shares
You may only exchange shares within the same class into other funds underwritten by the Distributor.  Before requesting an exchange, review the prospectus of the fund you wish to acquire.  Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies.  Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received.

You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging.  If you exchange into shares that are subject to a CDSC, a holding period will begin for purposes of calculating the CDSC on the date you made your initial purchase.  You will not pay a CDSC or other sales charges when exchanging between funds of the same share class with identical sales charge schedules.

If you were a shareholder of the prior IPS Millennium Fund or IPS New Frontier Fund on April 22, 2005, you may exchange shares within the same class into other funds underwritten by the Distributor without paying a sales charge, regardless of whether you are exchanging from a fund with a lower initial sales charge than the one into which you are exchanging.

For tax purposes, an exchange is a sale of shares, which may result in a taxable gain or loss followed by a purchase of shares of the fund into which you exchange. Special rules may apply to determine the amount of gain or loss on an exchange occurring within 90 days after purchase of the exchanged shares.

The terms of an employee-sponsored retirement plan may affect a shareholder’s right to exchange shares as described above. Contact your plan sponsor or administrator to determine if all of the exchange option discussed above is available under your plan.

Exchanges are made upon receipt of a properly completed exchange request form. The exchange privilege may be changed or discontinued at any time upon 60 days’ notice to shareholders.

Reinstatement Privilege
If you redeem Fund shares, you may reinstate all or part of your redemption proceeds without incurring any additional sales charges. You may only reinvest in the same share class you redeemed. An investor exercising this privilege a year or more after redemption must complete a new account application and provide proof that the investor was a shareholder of the applicable Fund. The Funds may modify or terminate this privilege at any time. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege. The Fund must be notified that an investment is a reinstatement.

PORTFOLIO HOLDINGS DISCLOSURE
The Funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics.  A description of these policies and procedures is provided in the SAI.  Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

HOW TO SELL SHARES
You may sell (redeem) your shares on any day the NYSE is open. You will receive the NAV next determined after the Funds have received your properly completed redemption request as described below.  Your redemption request must be received before the close of trading for you to receive that day’s price.  While the Funds do not charge a redemption fee, you may be assessed a CDSC, if applicable.

You can sell your shares at any time by sending a written request to the appropriate Fund, c/o Integrity Fund Services, Inc., P.O. Box 759, Minot, ND 58702 or by placing an order to sell through your financial adviser. Such financial adviser may place a fax, telephone or mail in order to Integrity Fund Services for the sale of shares when properly authorized in writing by the shareholder of record. In addition, such financial adviser may impose a charge for processing your redemption order.  It is the financial adviser’s responsibility to promptly forward the redemption requests to the transfer agent for shares being redeemed to receive the next determined NAV.

To properly complete your redemption request, your request must include the following information:

·         The Fund’s name;

·         Your name and account number;

·         The dollar or share amount you wish to redeem;

·         The signature of each owner exactly as it appears on the account;

·         The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

·         The address where you want your redemption proceeds sent (if other than the address of record);

·         Any certificates you have for the shares (signed certificate or a duly endorsed stock power); and

·         Any required signature guarantees.

Redemption payments may be made by check or ACH.  Redemption proceeds can be sent to your bank account through the Automated Clearing House network (“ACH”).  If you choose to receive proceeds via check, we will normally mail the check the next business day, but in no event more than seven days after we receive your request.  If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared, which may take up to 15 days from the date of purchase.  Guaranteed signatures are required if you are redeeming more than $100,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address.  Signature guarantees must be obtained from a commercial bank, trust company, savings and loan association or brokerage firm.  A notary public cannot provide a signature guarantee.

You should note that the Funds reserve the right to liquidate your account upon 60 days’ written notice if the value of your account falls below $1,000 ($10,000 for the All Season Fund) for any reason other than a fluctuation in the market value of the Fund shares.  The Funds also reserve the right to redeem in-kind (that is to pay redemption proceeds in cash and portfolio securities, or wholly in portfolio securities). Because you would receive portfolio securities in an in-kind redemption, you would still be subject to market risk and may incur transaction costs in selling the securities.

A Fund may also suspend the right of redemption under the following unusual circumstances:

·         For any period during which the NYSE is closed, other than for customary weekend and holiday closings;

·         When trading in the markets that the Fund normally utilizes is restricted or when an emergency, as defined by the rules and regulations of the SEC, exists making disposal of that Fund's investments or determination of its NAV not reasonably practicable; or

·         For any other periods as the SEC by order may permit.

In case of any such suspension, you may either withdraw your request for redemption or receive payment based on the NAV per share next determined after the termination of the suspension.

Market Timing
The Funds are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity (including purchases and sales of Fund shares in response to short-term market fluctuations) that may be harmful to the Fund, including but not limited to market timing.  Short-term or excessive trading into and out of the Fund can disrupt portfolio management strategies, harm performance and increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.  A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors.  Funds that invest in foreign securities may be at greater risk for excessive trading.  Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”).  Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded.  There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices.  Each Fund may refuse to sell shares to market timers, and will take such other actions necessary to stop excessive or disruptive trading activities, including closing an account to new purchases believed to be held by or for a market timer, and as further set out below.  The Funds' Board has adopted and implemented the following policies and procedures to discourage and prevent market timing or excessive short-term trading in the Funds:  (i) trade activity monitoring; (ii) restricting certain transactions; and (iii) using fair value pricing in certain instances.  Each of these procedures is described in more detail below.

Although these procedures are designed to discourage excessive short-term trading, none of these procedures alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in a Fund will occur.  Moreover, each of these procedures involves judgments that are inherently subjective.  The Investment Adviser and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.  The Funds may modify these procedures in response to changing regulatory requirements imposed by the SEC, or to enhance the effectiveness of these procedures and to further restrict trading activities by market timers. Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated.

Trade Activity Monitoring.  The Funds, the Investment Adviser and their agents monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities, and for consistent enforcement of the procedures.  If, as a result of this monitoring, a Fund, the Investment Adviser or one of their agents believes that a shareholder has engaged in excessive short-term trading, Integrity Fund Services will, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.  The Fund will reject purchase orders for any reason, without prior notice, particularly purchase orders that the Fund believes are made on behalf of market timers.

Restrictions on Certain Transactions.  In order to prevent market timing, the Funds will impose the following restrictions:

·         The Funds will restrict or refuse purchase or exchange orders, for any reason, by those persons that the Funds or the Funds’ Distributor believe constitute excessive trading;

·         The Funds will reject transactions that violate the Funds’ excessive trading policies or its exchange limits;

·         In order to limit excessive exchange activity and otherwise to promote the best interests of the Funds, the Funds will monitor all redemptions that take place within 30 days of purchase; and

·         The Funds will process trades received after 3:00 p.m. (CST) at the next business day’s net asset value.

Trades transmitted through NSCC that are received by Integrity Fund Services after 3:00 p.m. (CST) but received by the broker-dealer, bank or other financial institution transmitting the trade through NSCC before 3:00 p.m. (CST) are processed with the date the trade is received by such financial institution.

Fair Value Pricing. The Funds have fair value pricing procedures in place.  By fair valuing a security whose price may have been affected (i) by events occurring after the close of trading in its respective market or (ii) by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon their current sale of that security.  These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.  In view of the types of securities commonly held by the Funds, including the fact that any foreign securities are either depository receipts or securities of foreign companies traded on U.S. exchanges, the market prices at the time that the Funds determine their net asset value will normally reflect all relevant information.

You are an investor subject to this policy whether you are a direct shareholder of the Funds or you are investing indirectly in the Funds through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains an omnibus account with the Funds for trading on behalf of its customers.

While the Funds will encourage financial intermediaries to apply the Funds’ market timing trading policy to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity or enforce the Funds’ market timing trading policy with respect to customers of financial intermediaries.  For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Omnibus Accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers.  More specifically, unless the financial intermediaries have the ability to apply the Funds’ market timing trading policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions, assessing the Funds’ redemption fee and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ market timing trading policy.

Systematic Withdrawal
If the value of your Fund account is at least $5,000, you may request to have $50 or more withdrawn automatically from your account, subject to any applicable redemption fee. You may elect to receive payments monthly, quarterly, semiannually or annually. If payments exceed reinvested dividends and distributions, an investor’s shares will be reduced and eventually depleted.  You must complete the appropriate section of the account application to participate in Fund’s systematic withdrawal plan. A shareholder who participates in the Monthomatic Investment Plan is ineligible to participate in this plan. You may terminate participation in the program at any time.  The Funds may terminate or modify this program at any time.

Reinvestment Options
The Funds automatically reinvest your dividends in additional Fund shares at net asset value unless you request otherwise.

You may request to have your dividends and capital gains paid to you in the following ways:

·         Income dividends and capital gain dividends reinvested in additional Fund shares;

·         Income dividends in cash and capital gain dividends reinvested in additional Fund shares;

·         Income and capital gain dividends in cash; or

·         ACH to DDA or savings account with same names as account registration.

You may change your selected method of distribution, provided such change will be effective only for distributions paid three days after the Funds’ transfer agent receives the request. The Funds will send a check to investors selecting to receive dividends in cash. You may have your distribution check paid to a third party or sent to an address other than your address of record (although a signature guarantee will be required). For further information, contact Integrity Fund Services at (800) 601-5593.

DIVIDENDS, DISTRIBUTIONS AND TAX INFORMATION ON YOUR SHARES

Dividends and Distributions
The High Income Fund and Municipal Fund declare net investment income as dividends daily and payable monthly. The Equity Fund, Value Fund, Small Cap Growth Fund, Health Sciences Fund, Technology Fund, Growth & Income Fund and All Season Fund distribute substantially all of their net investment income annually. Each Fund pays substantially all of its capital gain annually prior to the close of the fiscal year in which the gains are earned. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution.

Taxes
The following information is meant as a general summary for U.S. shareholders.  Please see the SAI for additional information.  Each Fund intends to be treated each year as a "Regulated Investment Company" for federal income tax purposes. A Regulated Investment Company is not subject to regular income tax on any income or capital gains distributed to its shareholders if it, among other things, distributes at least 90% of its investment company taxable income to them within applicable time periods.

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.  Distributions that are declared in December, but paid in January, are taxable as if they were paid in December.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gain no matter how long you have owned your shares. Long-term capital gain distributions qualify for the 15% tax rate (5% for individuals in the 10% and 15% federal rate brackets).

A portion of the income dividends paid to you from dividends received by a Fund from domestic corporations and qualified foreign corporations may be “qualified dividend income” eligible for taxation by individuals at long-term capital gain rates. Distributions of qualified dividend income will be eligible for these reduced rates of taxation only if you own your shares for at least 61 days during the 121-day period beginning 60 days before the ex-dividend date of any dividend. Income dividends from interest earned by a Fund on debt securities and dividends received from unqualified foreign corporations will continue to be taxed at the higher ordinary income tax rates.

You may also be liable for tax on any gain realized upon the redemption of shares of a Fund.

An exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the initial Fund’s shares and any gain on the transaction may be subject to federal income tax.

Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax advisor to assess the federal, state and local tax consequences of investing in the Funds. This discussion is not intended to address the tax consequences of an investment by a non-resident alien, although nonresident aliens should be aware that they may be subject to U.S. withholding and/or estate tax and will be subject to special U.S. tax certification requirements.

The Investment Adviser and Sub-Advisers will purchase and sell securities with primary concern being the investment performance of the portfolios rather than tax considerations of the shareholders.  Treasury bonds and Treasury bond funds normally seek to generate interest and/or dividend income exempt from state income tax.

Municipal Fund.  Most Fund distributions consist of exempt-interest dividends (dividends paid from interest earned on municipal securities). In general, these dividends are exempt from regular federal income tax. Exempt interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are also exempt from that state’s personal income tax. Income from municipal securities of other states generally does not qualify as tax-free.  The Municipal Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax. The Municipal Fund may also invest a portion of its assets in securities that pay income that is not tax-exempt. The Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividends subject to reduced rates of taxation for individuals. Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits.

Buying or Selling Shares Close to a Record Date
Buying Fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend.” The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

Distribution and Service Plans (12b-1)
Each Fund has adopted distribution and service plans under Rule 12b-1 under the Investment Company Act of 1940 that allows each Fund to pay distribution and/or service fees in connection with the distribution of its Class A and C shares and for services provided to shareholders. Under each Fund’s Plan related to the Class A Shares, the Equity Fund, Value Fund, Small Cap Growth Fund, Health Sciences Fund, Technology Fund and Growth & Income Fund will each pay Distributor, an annual fee of up to 0.50%, and the All Season Fund, Municipal Fund and High Income Fund will each pay the Distributor an annual fee of up to 0.25%, of the average daily net assets of the respective Fund’s Class A Shares (the “Class A 12b‑1 Fee”) for providing ongoing services to you.  Under each Fund’s Plan related to the Class C Shares, the Equity Fund, Value Fund, Small Cap Growth Fund, Health Sciences Fund, Technology Fund, Growth & Income Fund, All Season Fund, High Income Fund, and Municipal Fund will each pay the Distributor an annual fee of up to 1.00% of the average daily net assets of the respective Fund’s Class C Shares. The Distributor may pay a portion of the distribution and services fees to your financial adviser for providing ongoing service to you. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Backup Withholding
As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at a rate of 28% from your distribution and redemption proceeds if you fail to provide the Fund with your correct taxpayer identification number or to make requiredcertifications, or if you have been notified by the InternalRevenue Service that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS
These financial highlights tables are intended to help you understand each indicated Fund's financial performance for the period of each such Fund's investment operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each such Fund (assuming reinvestment of all dividends and distributions).  The Growth & Income Fund acquired the assets of the IPS Millennium Fund and the IPS New Frontier Fund.  This transaction was effective as of the close of business on April 22, 2005.  Consequently the information for the Integrity Growth & Income Fund prior to the acquisition date represents the financial history of the IPS Millennium Fund.  The information in these tables with respect to the IPS Millennium Fund for the fiscal year ended November 30, 2004, has been audited by Cohen McCurdy, Ltd., whose report, along with this Fund’s financial statements, are included in The IPS Fund’s annual report, which is available upon request.   The information for the fiscal years ended November 30, 2003, 3002, 2001 and 2000 has been audited by McCurdy & Associates, CPA’s, Inc.

With respect to the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund, the information in these tables through December 31, 2002, was audited by Ernst & Young, LLP, the former independent auditors, whose report, along with the Funds’ financial statements, are included in the annual report to shareholders, which is available upon request.  The information after December 31, 2002, has been audited by Brady Martz & Associates, P.C., whose report, along with these Funds’ financial statements, are included in the Integrity Funds’ annual report, which is available upon request.   The information for the High Income Fund and Municipal Fund has been audited by Brady Martz & Associates, P.C., whose report, along with these Funds’ financial statements, are included in the Integrity Funds’ annual report, which is available upon request.

With respect to the Equity Fund (formerly Canandaigua Funds), the information through December 31, 2002, has been audited by Eldredge, Fox & Porretti, LLP, the former independent auditors, whose report, along with the Fund's financial statements, are included in the Canandaigua Funds’ annual report to shareholders, which is available upon request.  The information after December 31, 2002, has been audited by Brady, Martz & Associates, P.C., independent auditors to the Integrity Funds, whose report, along with the Funds' financial statements, are included in the Integrity Funds’ annual report to shareholders, which is available upon request.

Financial highlights are not provided for the All Season Fund because it began operations on August 1, 2005.

Class C financial information is included in the Prospectus only for the Integrity High Income Fund.

Integrity Equity Fund
Class A Shares

	For The Year Ended December 31, 2004	For The Period Since Inception (June 16, 2003) thru December 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$17.23	$15.79

Income from Investment Operations:
Net investment income (loss)	$.07	$.02
Net realized and unrealized gain (loss) on investment transactions	1.12	1.44
Total Income (Loss) From Investment Operations	$1.19	$1.46

Less Distributions:
Dividends from net investment income	$(.07)	$(.02)
Distributions from net realized gains	.00	.00
Total Distributions	$(.07)	$(.02)

NET ASSET VALUE, END OF PERIOD	$18.35	$17.23

Total Return	6.89%(A)	17.43%(A)(C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$82	$31
Ratio of net expenses (after expense assumption) to average net assets	2.00%(B)	2.06%(B)(C)
Ratio of net investment income to average net assets	0.39%	0.59%(C)
Portfolio turnover rate	50.21%	54.81%

(A) Excludes maximum sales charge of 5.75%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/waived expenses of $657 and $48, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.83% and 2.75%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Value Fund
Class A Shares

	For The Year Ended December 31, 2004	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Year Ended March 31, 2001	For The Year Ended March 31, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$9.04	$6.82	$9.28	$9.12	$9.65	$10.11

Income from Investment Operations:
Net investment income (loss)	$(.11)	$(.12)	$(.05)	$(.07)	$(.02)	$.01
Net realized and unrealized gain (loss) on investment transactions	.77	2.34	(2.41)	.23	(.49)	(.10)
Total Income (Loss) From Investment Operations	$.66	$2.22	$(2.46)	$.16	$(.51)	$(.09)

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00	$(.01)
Return of capital	.00	.00	.00	.00	(.01)	.00
Distributions from net realized gains	.00	.00	.00	.00	(.01)	(.36)
Total Distributions	$.00	$.00	$.00	$.00	$(.02)	$(.37)

NET ASSET VALUE, END OF PERIOD	$9.70	$9.04	$6.82	$9.28	$9.12	$9.65

Total Return	7.30%(A)	32.55%(A) (C)	(26.51%)(A)	1.75%(A)	(5.23%)(A)	(0.98%)(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$9,652	$10,730	$8,562	$11,826	$12,879	$15,872
Ratio of net expenses (after expense assumption) to average net assets	2.65%(B)	4.66%(B)(D)	3.64%(B)	3.13%(B)	2.90%(B)	2.75%(B)
Ratio of net investment income to average net assets	(1.06%)	(1.94%)(D)	(0.63%)	(0.71%)	(0.22%)	0.03%
Portfolio turnover rate	81.42%	34.08%	45.09%	30.41%	66.29%	79.63%

(A) Excludes maximum sales charge of 5.75%.

(B) During the period since December 31, 2003, Integrity Mutual Funds, Inc., assumed/waived expenses of $22,747.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.87%.  During the period April 1, 2003 thru December 31, 2003, Integrity Mutual Funds, Inc., and Willamette Asset Managers assumed/waived expenses of $14,133.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 4.85%. During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $0, $0, $0, and $47,091, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.64%, 3.13%, 2.90%, and 3.02%, respectively.

(C) Ratio is not annualized.

(D) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Small Cap Growth Fund
Class A Shares

	For The Year Ended December 31, 2004	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Year Ended March 31, 2001	For The Period April 5, 1999 Thru March 31, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$12.20	$8.94	$12.54	$12.93	$9.94	$10.00

Income from Investment Operations:
Net investment income (loss)	$(.31)	$(.34)	$(.29)	$(.26)	$(.28)	$(.25)
Net realized and unrealized gain (loss) on investment transactions	1.78	3.60	(3.31)	.73	(4.82)	10.38
Total Income (Loss) From Investment Operations	$1.47	$3.26	$(3.60)	$.47	$(5.10)	$10.13

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	.00	(.86)	(1.91)	(.19)
Total Distributions	$.00	$.00	$.00	$(.86)	$(1.91)	$(.19)

NET ASSET VALUE, END OF PERIOD	$13.67	$12.20	$8.94	$12.54	$12.93	$19.94

Total Return	12.05% (A)	36.47% (A)(D)	(28.71%) (A)	4.02% (A)	(26.77%)(A)	101.67% (A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$21,543	$23,485	$19,099	$31,528	$30,011	$38,634
Ratio of net expenses (after expense assumption) to average net assets	2.65%(B)	4.45%(B)(C)	3.13%(B)	2.64%(B)	2.58%(B)	2.82%(B)(C)
Ratio of net investment income to average net assets	(2.19%)	(3.89%)(C)	(2.67%)	(2.09%)	(1.85%)	(2.26%)(C)
Portfolio turnover rate	58.45%	59.04%	27.74%	52.13%	45.13%	55.15%

(A) Excludes maximum sales charge of 5.75%.

(B) During the period since December 31, 2003, Integrity Mutual Funds, Inc., assumed/waived expenses of $53,156.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 2.89%. During the period April 1, 2003 thru December 31, 2003, Integrity Mutual Funds, Inc., and Willamette Asset Managers assumed/waived expenses of $4,713.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 4.47%. During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group waived expenses of $4,713, $46,274, $62,878, $0, and $23,161, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.33%, 2.84%, 2.58%, and 2.93%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Health Sciences Fund
Class A Shares

	For the Year Ended December 31, 2004	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For the Period Since Inception (June 19, 2000) thru March 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$9.22	$7.29	$9.28	$8.71	$10.00

Income from Investment Operations:
Net investment income (loss)	$(.26)	$(.28)	$(.26)	$(.24)	$(.18)
Net realized and unrealized gain (loss) on investment transactions	.44	2.21	(1.73)	0.94	(1.07)
Total Income (Loss) From Investment Operations	$.18	$1.93	$(1.99)	$0.70	$(1.25)

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	.00	(.13)	(.04)
Total Distributions	$.00	$.00	$.00	$(.13)	$(.04)

NET ASSET VALUE, END OF PERIOD	$9.40	$9.22	$7.29	$9.28	$8.71

Total Return	1.95%(A)	26.47%(A)(D)	(21.44%)(A)	7.94%(A)	(12.58%)(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$13,126	$16,358	$14,343	$22,255	$20,712
Ratio of net expenses (after expense assumption) to average net assets	2.65%(B)	4.59%(B)(C)	3.46%(B)	2.85%(B)	2.90%(B)(C)
Ratio of net investment income to average net assets	(2.34%)	(4.26%)(C)	(3.17%)	(2.46%)	(2.30%)(C)
Portfolio turnover rate	39.80%	20.40%	34.28%	68.38%	52.37%

(A) Excludes maximum sales charge of 5.75%.

(B) During the period since December 31, 2003, Integrity Mutual Funds, Inc. assumed/waived expenses of $42,433.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.93%.  During the period April 1, 2003 through December 31, 2003, Integrity Mutual Funds, Inc. and Willamette Asset Managers assumed/waived expenses of $28,935.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 4.84%.  During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $32,026, $47,186, and $6,355, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.66%, 3.05%, and 2.93%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Technology Fund
Class A Shares

	For The Year Ended December 31, 2004	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002*	For The Year Ended March 31, 2001*	For The Period Since Inception (March 2, 2000) Thru March 31, 2000*
NET ASSET VALUE, BEGINNING OF PERIOD	$7.34	$4.71	$8.00	$10.22	$44.75	$50.00

Income from Investment Operations:
Net investment income (loss)	$(.20)	$(.23)	$(.21)	$(.22)	$(.56)	$(.05)
Net realized and unrealized gain (loss) on investment transactions	1.25	2.86	(3.08)	(2.00)	(33.95)	(5.20)
Total Income (Loss) From Investment Operations	$1.05	$2.63	$(3.29)	$(2.22)	$(34.51)	$(5.25)

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	.00	.00	(.02)	.00
Total Distributions	$.00	$.00	$.00	$.00	$(.02)	$.00

NET ASSET VALUE, END OF PERIOD	$8.39	$7.34	$4.71	$8.00	$10.22	$44.75

Total Returns	14.31%(A)	55.84%(A)(D)	(41.13%)(A)	(21.72%)(A)	(77.19%)(A)	(10.50%)(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$12,320	$13,456	$9,447	$16,763	$12,671	$32,719
Ratio of net expenses (after expense assumption) to average net assets	2.65%(B)	4.85%(B)(C)	4.12%(B)	3.26%(B)	2.84%(B)	2.77%(B)(C)
Ratio of net investment income to average net assets	(2.33%)	(4.64%)(C)	(3.93%)	(3.01%)	(2.48%)	(1.51%)(C)
Portfolio turnover rate	49.29%	77.40%	116.42%	360.05%	199.34%	11.14%

* Adjusted for a 1:5 reverse split on April 13, 2001.

(A) Excludes maximum sales charges of 5.75%.

(B) During the period since December 31, 2003, Integrity Mutual Funds, Inc. assumed/waived expenses of $39,849.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.96%.  During the period April 1, 2003 thru December 31, 2003, Integrity Mutual Funds, Inc. and Willamette Asset Managers assumed/waived expenses of $44,352.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 5.34%.  During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $54,037, $63,109, $0, and $5,633, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 4.62%, 3.68%, 2.84%, and 2.97%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

IPS Millennium Fund (predecessor to the Integrity Growth & Income Fund)
Class A Shares

	For The Year Ended November 30, 2004	For The Year Ended November 30, 2003	For The Year Ended November 30, 2002	For The Year Ended November 30, 2001		For The Year Ended November 30, 2000

Per Share Data:
Net asset value, beginning of period	$26.03	$22.43	$29.43	$49.29		$55.93

Income from investment operations:
Net investment income (loss)	0.41	0.08	(0.07)	(0.10)	(1)	0.04
Net realized and unrealized gain
(loss) on investments	2.78	3.52	(6.93)	(19.72)		(6.30)
Total from investment operations	3.19	3.60	(7.00)	(19.82)		(6.26)

Less distributions:
Dividends from net investment income	(0.11)	-	-	(0.04)		-
Distributions from net realized gains	-	-	-	-		(0.38)
Total dividends and distributions	(0.11)	-	-	(0.04)		(0.38)

Net asset value, end of period	$29.11	$26.03	$22.43	$29.43		$49.29

Total return	12.28%	16.05%	(23.79%)	(40.25%)		(11.36)%

Supplemental data and ratios:
Net assets, end of period (000's)	$67,259	$79,384	$94,643	$184,467		$409,247
Ratio of net operating expenses to average net assets	1.40%	1.40%	1.34%	1.19%		1.11%
Ratio of net investment income (loss) to average net assets	1.48%	0.36%	(0.27%)	(0.23%)		0.08%
Portfolio turnover rate	77.87%	169.37%	209.20%	115.45%		27.88%

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity High Income Fund
Class A Shares

For The Period Since Inception (April 30, 2004) thru December 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

Income from Investment Operations:
Net investment income (loss)	$.57
Net realized and unrealized gain (loss) on investment transactions	.38
Total Income (Loss) From Investment Operations	$.95

Less Distributions:
Dividends from net investment income	$(.57)
Distributions from net realized gains	(.05)
Total Distributions	$(.62)

NET ASSET VALUE, END OF PERIOD	$10.33

Total Return	9.81%(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$11,112
Ratio of net expenses (after expense assumption) to average net assets	1.69%(B)(C)
Ratio of net investment income to average net assets	7.20%(C)
Portfolio turnover rate	29.81%

(A) Excludes maximum sales charge of 4.25%

(B) During the periods indicated above, Integrity Mutual Funds, Inc., assumed/waived expenses of $32,195.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 3.00%.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity High Income Fund
Class C Shares

For The Period Since Inception (April 30, 2004) thru December 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

Income from Investment Operations:
Net investment income (loss)	$.46
Net realized and unrealized gain (loss) on investment transactions	.41
Total Income (Loss) From Investment Operations	$.87

Less Distributions:
Dividends from net investment income	$(.46)
Distributions from net realized gains	(.05)
Total Distributions	$(.51)

NET ASSET VALUE, END OF PERIOD	$10.36

Total Return	8.93%(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$8,988
Ratio of net expenses (after expense assumption) to average net assets	2.48%(B)(C)
Ratio of net investment income to average net assets	6.83%(C)
Portfolio turnover rate	29.81%

(A) Excludes contingent deferred sales charge of 1.00%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/waived expenses of $62,188.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 4.26%.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

Integrity Municipal Fund
Class A Shares

For The Period Since Inception (April 30, 2004) Thru December 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

Income from Investment Operations:
Net investment income	$.27
Net realized and unrealized gain (loss) on investment transactions	(.05)
Total Income (Loss) From Investment Operations	.22

Less Distributions:
Dividends from net investment income	$(.27)
Distributions from net realized gains	.00
Total Distributions	$(.27)

NET ASSET VALUE, END OF PERIOD	$9.95

Total Return	2.20%(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,103
Ratio of net expenses (after expense assumption) to average net assets	0.05%(B)(C)
Ratio of net investment income to average net assets	4.25%(C)
Portfolio turnover rate	37.08%

(A) Excludes maximum sales charge of 4.25%

(B) During the periods indicated above, Integrity Mutual Funds assumed/waived expenses of $68,834.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 9.16%.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

ADDITIONAL INFORMATION

To learn more about the Funds you may want to read the Funds' SAI , which contains additional information about the Funds. The Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of this Prospectus.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.  With respect to the Integrity Growth & Income Fund, this additional information is available in the annual and semi‑annual reports to shareholders of IPS Millennium Fund and IPS New Frontier Fund respectively, of the IPS Funds.  In the funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.  Call Integrity Funds Distributor at (800) 276-1262 to request a free copy of any of these materials or other fund information, or visit our Internet site at www.integrityfunds.com.

Prospective investors and shareholders who have questions about the Funds may write to:

Integrity Funds Distributor
1 Main Street North
Minot, ND 58703
or call (800) 276-1262

The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (please call 1-202-942-8090 for information on the operations of the Public Reference Room). Reports and other information about the Funds are also available for free on the EDGAR Database on the Securities and Exchange Commission's Internet Site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by e-mail: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-0102

Please refer to the Funds Investment Company Act File No. 811-7322 when seeking information about the Funds from the Securities and Exchange Commission.

Integrity Equity Fund
Integrity Value Fund
Integrity Small Cap Growth Fund
Integrity Health Sciences Fund
Integrity Technology Fund
Integrity Growth & Income Fund
Integrity All Season Fund
Integrity High Income Fund
Integrity Municipal Fund

___________________________

1 Main Street North • Minot, North Dakota 58703 • (701) 852-5292
P.O. Box 759 • Minot, North Dakota 58702
(800) 276-1262 • Marketing • Fax (701) 838-4902
(800) 601-5593 • Transfer Agent • Fax (701) 852-2548

INVESTMENT ADVISER
Integrity Money Management, Inc.
1 Main Street North
Minot, ND 58703

PRINCIPAL UNDERWRITER
Integrity Funds Distributor, Inc.
1 Main Street North
Minot, ND 58703

CUSTODIAN
Wells Fargo Bank, NA
Trust & Custody Solutions
801 Nicollet Mall, Suite 700
Minneapolis, MN 55479

TRANSFER AGENT
Integrity Fund Services, Inc.
1 Main Street North, Minot, ND 58703
P.O. Box 759, Minot, ND 58702

INDEPENDENT ACCOUNTANT
Brady, Martz & Associates, P.C.
24 West Central Avenue
Minot, ND 58701

LEGAL COUNSEL
Sutherland, Asbill & Brennan, LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Integrity Mutual Funds [Logo]

August 1, 2005

THE INTEGRITY FUNDS
CLASS N SHARES

The Integrity Funds:
Integrity Equity Fund

Please read this Prospectus and keep it for future reference. It contains important information, including information on how the Fund invests and the services that the Fund offers to shareholders.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

_________________________________________________________________________________________

The Integrity Funds
1 Main Street North
Minot, ND 58703
(800) 276-1262

PAGE
The Integrity Equity Fund
Fund Summary
How the Fund Has Performed
What Are the Fund’s Expenses?

Management of the Funds
Your Fund Account
The Funds’ Share Price
How to Buy Shares
How to Sell Shares
Dividends, Distributions and Tax Information on Your Shares
Financial Highlights
Additional Information

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTEGRITY EQUITY FUND
FUND SUMMARY

Investment Objective
The Integrity Equity Fund (the “Equity Fund”) seeks long-term growth of asset value through capital appreciation and dividend income.

Principal Strategies: How the Equity Fund Pursues its Objective

Under normal market conditions, the Equity Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of common and preferred stocks, convertible securities, and warrants of U.S. companies with mid- to large-sized market capitalizations (generally in excess of $1 billion).

Integrity Money Management, Inc. (“Investment Adviser”), utilizes a blended approach to investing in order to create a portfolio of “growth” and “value” securities.  The Investment Adviser selects “growth” securities based on its analysis of an issuer’s earnings and dividends prospects, cash flows, the strength of management and other market factors, which may affect the issuer’s competitive position. The Investment Adviser may also seek to identify issues that may generate dividend income.  In selecting growth stocks for the Equity Fund, the Investment Adviser considers companies that demonstrate:

·         Above-average earnings;

·         A strong franchise;

·         Strong and steady cash flows and a recurring revenue stream;

·         A solid competitive position within an industry with barriers to the entry of new competitors and the potential for high profit margins;

·         Strong management teams with clearly defined strategies; and

·         New products or services that may serve as catalysts to accelerated growth.

In selecting “value” securities, the Investment Adviser seeks to identify issuers with lower profit to expense, price to earnings, and price to book ratios than the overall market or which have temporarily fallen out of favor with the investing community due to a decline in the overall market or other short-term adverse market conditions.

In general, the Equity Fund will not invest in securities that have, in the judgment of the Sub-Adviser, a high level of debt as a percentage of their total market capitalization.

The Equity Fund is a diversified mutual fund that invests in the market sectors represented in the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”).  The Investment Adviser generally utilizes a top-down approach in order to determine which market sectors offer the best investment opportunities for the Equity Fund and the extent to which the Equity Fund’s assets should be allocated thereto.  This approach involves an analysis of general economic factors such as interest rates, the rate of inflation, and the competitive environment within market sectors.

The Equity Fund may invest in American Depositary Receipts for foreign companies that are traded on a U.S. securities exchange or on the NASDAQ stock market.

The Equity Fund also may buy and sell (write) put and call options on stocks, shares of exchange traded funds (“ETFs”) and stock indexes, and may invest in futures contracts for the purchase or sale of stock indexes and buy and sell options on such futures contracts for hedging purposes.  The Equity Fund uses these investment strategies to hedge against changes in the values of securities the Equity Fund owns or expects to purchase and does not use these strategies for speculation.

The Equity Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  Under these circumstances, the Equity Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  Although the Equity Fund would do this only in seeking to avoid losses, the Equity Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

The Equity Fund may also invest its assets in other securities or engage in different investment practices, which are not part of its principal investment strategies.

Principal Risks:  What are the Risks of Investing in the Equity Fund?

An investment in the Equity Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Equity Fund will achieve its investment objective.  More specifically, the Equity Fund may be affected by, among others, the following types of risks:

MARKET AND ECONOMIC RISK:  The prices of the securities in which the Equity Fund invests may fluctuate, at times dramatically, for a number of reasons, including:

·         Actual earnings that do not meet generally accepted forecasts or estimates of earnings.

·         Changes in the general interest rate environment that have a negative impact on the evaluation of earnings.

·         The market undervaluing the stocks in the Fund’s portfolio.

·         Developments affecting particular issuers or a particular industry or geographic sector.

·         A general decline in the stock market.

·         Social or national political changes may alter investors’ future expectations of company earnings.

VOLATILITY RISK:  The Equity Fund may exhibit more share price volatility than its benchmark index, the S&P 500® Index, a widely recognized, unmanaged index of 500 stock prices. The volatility is partly a function of the size of the Equity Fund and the fact that the portfolio of the Equity Fund is less diversified than the S&P 500® Index, as there are substantially less than 500 issues in the portfolio of the Equity Fund at any one time. Additionally, the Investment Adviser may select companies whose anticipated earnings growth rate is greater than its current price-to-earnings ratio. In the event of an earnings shortfall, these companies' share price performances and dividends tend to react with substantial downward risk exposure.

RISKS OF MID-SIZED COMPANIES: The Equity Fund may invest in companies with mid market capitalization.  Market capitalization refers to the total market value of the outstanding stock of a company. Mid cap companies generally have a market capitalization between $1 billion and $7 billion.  Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Mid cap companies and the industries in which they are involved generally are still maturing and may be more sensitive to changing market conditions than larger companies in more established industries. Mid cap companies often have limited product lines, markets, financial resources and less experienced management. Mid cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Fund to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general.  This also may impede the Fund's ability to obtain market quotations based on actual trades in order to value the Fund's securities. Mid cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, mid cap companies may not pay a dividend. Although income is not a primary goal of the Fund, dividends can cushion returns in a falling market.

GROWTH SECURITIES:  While potentially offering greater or more rapid capital appreciation potential than value securities, investments in growth securities may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.

VALUE SECURITIES:  Investments in value securities are subject to the risk that their intrinsic values may never be realized by the market, or that their prices may go down. While the Equity Fund’s investments in value securities may limit downside risk over time, they, as a trade-off, may produce more modest gains than riskier stock investments.

FOREIGN SECURITIES: Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Equity Fund’s investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

HEDGING RISKS:  The ability of the Equity Fund to benefit from options and futures contracts is largely dependent on the Investment Adviser’s ability to use these strategies successfully. If the Investment Adviser’s judgment about the general direction of markets is wrong, the overall performance of the Equity Fund will be poorer than if no such options or futures had been used. In addition, the Equity Fund’s ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Equity Fund’s portfolio. Consequently, if the price of the futures contract or option moves more or less than the price of the security that is subject to the hedge, the Equity Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Equity Fund could lose money on futures transactions or will lose money if a purchased option expires worthless.  Losses (or gains) involving futures contracts can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Equity Fund. Use of options may also (i) result in losses to the Equity Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for purchase prices higher than, or sale prices lower than, current market values, (iii) limit the amount of appreciation the Equity Fund can realize on its investments, (iv) increase the cost of holding a security and/or reduce the returns on securities, or (v) cause the Equity Fund to hold a security it might otherwise sell or sell a security it might otherwise hold. The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”), and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Additional information regarding the investment policies and restrictions of the Equity Fund is available in The Integrity Funds’ (“Integrity Funds”) Statement of Additional Information (“SAI”), which is available free of charge, upon request, by calling Integrity Mutual Funds at 800-276-1262, or by visiting the company’s Internet site at www.integrityfunds.com.

Is This Fund Right For You?
The Equity Fund may be appropriate for you if you:

·         Are pursuing a long-term investment goal;

·         Are seeking a core equity component for your portfolio;

·         Are willing to accept fluctuations in the value of your portfolio; or

·         Are seeking long-term growth through both capital appreciation and dividends.

The Equity Fund may not be appropriate for you if you:

·         Are pursuing a short-term goal;

·         Need regular income; or

·         Are unwilling to accept fluctuations in the value of your portfolio.

How the Fund Has Performed
The following bar chart and table provide some indication of the risk of investing in Class N shares of the Equity Fund by showing performance changes year to year and how average annual returns over one, five, and ten-years compare with those of a broader measure of market performance.

The bar chart shows the Fund's annual returns on a before-tax basis. If taxes were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.  How the portfolio has performed in the past is not an indication of its future performance.

The results prior to May 23, 2003, the date the Investment Adviser commenced management of the Equity Fund’s portfolio, were achieved while the Fund was managed by another investment adviser that used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.

How the Fund Has Performed
Per Share Total Return per Calendar Year

[insert bar chart]

1995:	25.90%
1996:	21.59%
1997:	16.38%
1998:	17.53%
1999:	33.70%
2000:	5.12%
2001:	-29.49%
2002:	-26.13%
2003:	23.68%
2004:	7.46%

For the periods shown, the highest and lowest quarterly returns were 25.97% and –22.52% for the quarters ending 12/31/98 and 3/31/01, respectively.

Average Annual Total Return (for the period ended December 31, 2004)

	ONE YEAR	FIVE YEAR	10 YEAR	SINCE INCEPTION[1]

Return before taxes	7.46%	(6.16)%	7.34%	6.68%

Return after taxes on
distributions	7.06%	(6.43)%	6.66%	6.14%

Return after taxes on
distributions and sale
of Fund shares	4.59%	(5.21)%	6.14%	5.66%

S&P 500® Index[2]	10.88%	(2.30)%	12.06%	11.14%
Lipper Mlt-Cap Core Funds Index [3]	12.39%	(0.07)%	11.12%	10.72%

1 The Fund’s inception date is September 7, 1992.

2 S&P 500® Index is a widely recognized, unmanaged index of 500 stock prices chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.  Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from September 4, 1992.

3 The Lipper Multi-Cap Core Funds Index consists of funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds will generally have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Multi-Cap Core funds have wide latitude in the companies in which they invest. These funds will normally have an average price-to-earnings ratio, price-to-book ratio, and three-year earnings growth figure, compared to the U.S. diversified multi-cap equity funds universe average. Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from September 7, 1992.

What Are The Fund’s Expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions	None
Redemption Fee	None
Exchange Fee	None

ANNUAL FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees	1.00%
Distribution and/or Service Fees (12b-1 Fees)	0.00%
Other Expenses	1.32%
Total Fund Operating Expenses(1)	2.32%

_____________________________

 1 The investment adviser may voluntarily waive fees or reimburse expenses not required under the advisory contract from time to time.  Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses of the Equity Fund were 1.50% for the current fiscal year.

EXAMPLE
The following example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. The example assume that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the Equity Fund would be:

YEAR	EQUITY FUND
1	$238
3	$750
5	$1,314
10	$2,991

INTEGRITY INCOME FUND

On April 29, 2005, the Board of Trustees of the Integrity Income Fund voted to liquidate and close the Fund permanently.  The Fund ceased operations on June 30, 2005, and no long offers shares for public purchase.

MANAGEMENT OF THE FUNDS

Investment Adviser
Subject to the direction of the Integrity Funds’ Board of Trustees, the Investment Adviser has been retained by the Fund under a Management and Investment Advisory Agreement (each an “Agreement”) to act as the Fund’s investment adviser, subject to the authority of the Board of Trustees.  The Investment Adviser is a wholly-owned subsidiary of Integrity Mutual Funds, Inc. (“Company”), a corporation organized under the laws of North Dakota on September 22, 1987.  The address of the Investment Adviser is 1 Main Street North, Minot, North Dakota 58703.

The Investment Adviser and its affiliates have been advising mutual funds since 1989 and have assets under management of approximately $384 million. The Investment Adviser is responsible for selecting and ongoing monitoring of the securities in the Fund’s portfolio, performing certain evaluations of the Fund’s portfolio securities, managing the Fund’s business affairs and providing certain administrative services, office space, equipment and clerical services for managing the Fund’s investments and effecting their portfolio transactions. The Investment Adviser also pays the salaries and fees of all officers and Trustees of the Fund who are affiliated persons of the Investment Adviser.

The Investment Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase, hold or sell, and the selection of brokers through whom a Fund’s portfolio transactions are executed.  The Investment Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as trustees and officers of a Fund if duly elected to such positions.

The Fund pay the Investment Adviser a management fee computed daily and paid monthly at the annual rate of 1.00% of the value of the average daily net assets of the Equity Fund.  The Fund pay other expenses related to their daily operations, such as custodian fees, Trustees' fees, administrative fees, fund accounting fees, transfer agency fees, and legal and auditing costs, which are subject to reimbursement at the discretion of the Investment Adviser. The Investment Adviser pays any sub-advisory fees from its management fee, and not from the assets of the Fund. More information about the Investment Advisory Agreement and other expenses paid by the Fund is included in the SAI, which also contains information about brokerage policies and practices.

Investment Sub-Adviser (Equity Fund)
Ancora Advisers, LLC (“Ancora”), is the investment sub-adviser for the Equity Fund. Ancora is located at One Chagrin Highlands, 2000 Auburn Drive, Suite 430, Beachwood, Ohio 44122 and is organized and exists under the laws of the State of Nevada and is registered pursuant to the Investment Advisers Act of 1940.

Ancora is an investment management firm serving institutions and individuals. As of June 30, 2005, Ancora had approximately $109.5 million in assets under management.  As compensation for the sub-advisory services it provides to the Equity Fund, the Investment Adviser pays Ancora .35% of the management fee that the Investment Adviser receives from the Fund.

Richard A. Borone, President of Ancora and Senior Portfolio Manager
Prior to serving as a sub-adviser for the Equity Fund, Ancora only served high net worth individuals, pension and profit sharing plans and charitable organizations.  Ancora is majority owned and controlled by Richard A. Barone, its President. The Investment Adviser has chosen to engage Ancora’s services as sub-adviser to the Fund because of Mr. Barone’s prior expertise in advising other funds with investment objectives similar to the Equity Fund.  Subject to the oversight and approval of the Investment Adviser, Mr. Barone, as portfolio manager, has certain responsibility for the day-to-day management of the Fund’s portfolio. In addition, Ancora is responsible for maintaining certain transaction and compliance related records of the Equity Fund. Mr. Barone was formerly portfolio manager for Fifth Third Funds (3 funds) (2001-2002), CEO of Maxus Investment Group (1973-2001) and Chairman and portfolio manager of the Maxus Funds (3 funds) (1985-2001).

Portfolio Manager Compensation
The SAI contains additional information about the compensation of certain investment management personnel of the Adviser and Sub-Advisers, other accounts managed by each person, and each person’s ownership of securities of the Fund with respect to which such person has or shares management responsibility.

Board Approval of Advisory and Sub-Advisory Agreements
The discussion of the Board of Trustees' basis for approving the advisory and sub-advisory contracts is available in the Fund's annual report to shareholders covering the six months ended December 31, 2004.  The annual report is available, free of charge, upon request by calling 1-800-276-1262, at the Integrity Funds Web site at www.integrityfunds.com or at the SEC Web site at http//www.sec.gov.

Manager of Managers
The Integrity Funds has applied for an order from the SEC permitting the Fund to be managed under a “manager of managers” structure. If this order is granted, the Investment Adviser will, subject to the supervision and approval of the Trust’s Board of Trustees, be permitted to hire, terminate or replace investment sub-advisers for the Fund without shareholder approval. However, if the Fund hires a new sub-adviser, they will provide written information concerning the new sub-adviser to shareholders of the Fund concerned. The purpose of the “manager of managers” structure is to give the Investment Adviser maximum flexibility with respect to the management of the Fund, and to permit the Investment Adviser and the Integrity Funds’ Board of Trustees to quickly react to poor investment performance by an investment sub-adviser or other service issues at less cost to shareholders. No order has been received as of the date of this prospectus and there is no guarantee that the Trust will obtain this order from the SEC.

Exemption from the Provisions of Section 12(b)(1)(F)(ii)
The Integrity Funds has filed for an order to the SEC under Section 12(b)(1)(J) of the Investment Company Act of 1940 (the “Act”) for an exemption from the limitations of Section 12(b)(1)(F)(ii) to the extent necessary to permit those funds of the Integrity Funds that invest more than 10% of their assets in other investment companies to charge a sales load in excess of 1-1/2 percent.    No order has been received as of the date of this prospectus and there is no guarantee that the Integrity Funds will obtain this order from the SEC.

The SAI has more detailed information about the Integrity Funds’ service providers.

YOUR FUND ACCOUNT
THE FUNDS' SHARE PRICE

Determination of Net Asset Value
The Fund calculates it net asset value (“NAV”) as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for trading. If portfolio investments of a Fund is traded in markets on days when the NYSE is not open, a Fund’s NAV may fluctuate on days when investors cannot purchase or redeem shares.

The Fund’s NAV is generally based upon the market value of securities held in the Fund’s portfolio by adding the value of that Fund's investments plus cash and other assets, deducting liabilities and then dividing the results by the number of its shares outstanding. If market prices are not readily available, the fair value of securities is determined using procedures approved by the Board of Trustees. In addition, if between the time trading ends on a particular security and the close of trading on the NYSE, events occur that materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by the Investment Adviser under procedures approved by the Board of Trustees. In such a case, the Fund’s NAV will be subject to the judgment of the Investment Adviser rather than being determined by the market.

To the extent that a Fund’s assets is traded in other markets on days when the Fund is not open for business, the value of the Fund’s assets may be affected on those days.  In addition, trading in some of the Fund’s assets may not occur on days when the Fund is open for business.

Class N Shares
You can buy Class N shares at the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the Fund.

HOW TO BUY SHARES
Fund shares may be purchased on any business day, which is any day the NYSE is open for business.  The Fund will process purchase and redemption orders that it receives in proper form prior to the close of regular trading on a day in which the NYSE is open at the NAV determined on that day. It will process purchase and redemption orders that it receives in proper form after the close of regular trading on the next day that the NYSE is open for regular trading.  If you place your order by contacting the Fund directly, your order must be received by the Fund prior to close of trading of the NYSE for you to receive that day’s NAV.

You may buy shares through investment dealers who have sales agreements with the Distributor or directly from the Distributor.  If you do not have a dealer, call (800) 276-1262 and the Distributor can refer you to one.  Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor. These financial institutions receive transaction fees that are the same as commissions to dealers, and they may charge you additional service fees.  If you place your order through a dealer prior to the close of trading of the NYSE, and the Fund receives such order prior to the close of trading (normally 3:00 p.m. Central Time), you will receive that day’s net asset value.  Dealers are obligated to transmit orders promptly.  See “Minimum Investments and Share Price” for a discussion of how shares are priced.

A Fund will reject any purchase order, including exchanges, for any reason.  A Fund will reject any purchase orders, including exchanges, from market timers or investors that, in the Investment Adviser’s opinion, constitute excessive trading. For these purposes, the Investment Adviser may consider an investor's trading history in the Fund or other Integrity Funds, and accounts under common ownership or control.

Purchase requests should be addressed to the authorized dealer or agent from which you received this Prospectus.  Such dealers or agents may place a telephone order with Integrity Fund Services, Inc. (“Integrity Fund Services”) for the purchase of shares up to $100,000.  It is the broker or dealer’s responsibility to promptly forward payment and the purchase application to the transfer agent for the investor to receive the next determined net asset value.  Checks should be made payable to the name of the applicable Fund.  The Fund’s transfer agent will charge a $15.00 fee against a shareholder’s account for any payment returned for insufficient funds.  The shareholder will also be responsible for any losses suffered by the Fund as a result.

You may be asked to provide additional information in order for Integrity Fund Services or a dealer to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Minimum Investments and Share Price
You may open an account with $1,000 ($50 for the Monthomatic Investment Plan, as explained below) and make additional investments at any time with as little as $50. The Fund may change these minimum initial investments at any time.

The price you pay for shares will depend on how and when the Fund receives your order.  You will receive the share price next determined after the Fund has received your order.  If you place your order by contacting the Fund directly, your order must be received by the Fund prior to the close of trading of the NYSE (normally 3:00 p.m., Central Time) for you to receive that day’s price.

However, if you place your order through a dealer prior to the close of trading of the NYSE and the Fund receives such order prior to the close of trading (normally 3:00 p.m., Central Time), you will receive that day’s price.  Dealers are obligated to transmit orders promptly.  See “Net Asset Value” for a discussion of how shares are priced.

Important Information about Purchases
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account:  When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you.  You may also be asked to provide documents that may help us to establish your identity, such as your driver’s license.

For investors other than individuals:  When you open an account, you will be asked for the name of the entity, its principal place of business and TIN (“Taxpayer Identification Number”) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number.  You may also be asked to provide documents, such as driver’s licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and this SAI.  Your dealer will provide you with specific information about any processing or service fees you will be charged.

If you purchase your Fund shares through a financial adviser, which includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan administrator and any other institutions having a selling, administration or any similar agreement with the Investment Adviser, Distributor or one of its affiliates, the financial adviser may receive commissions or other concessions which are paid from various sources, such as from the sales charges and Rule 12b-1 distribution and service fees, or otherwise from the Investment Adviser or Distributor.  See the SAI for details.

The financial adviser through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution and service fees described above.  In addition, the Investment Adviser, Distributor or one or more of its affiliates out of their own resources, may make additional cash payments to certain financial advisers who support the sale of Fund shares in recognition of their marketing, transaction processing and/or administrative services support.  This compensation is not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus.

Systematic Investing – The Monthomatic Investment Plan
Once you have established a Fund account, systematic investing allows you to make regular investments through automatic deductions from your bank account (simply complete the appropriate section of the account application form) or call Integrity Fund Services at (800) 601-5593 for appropriate forms.

With the Monthomatic Investment Plan, you can make regular investments of $50 or more per month by authorizing us to take money out of your bank, savings and loan or credit union account.  If an investor has expedited wire transfer redemption privileges with his or her fund account, such investor must designate the same bank, savings and loan or credit union account for both Monthomatic Investment Plan and wire redemption programs.  Fund shares purchased by the Monthomatic Investment Plan must be owned for 15 days before they may be redeemed.  You can stop the withdrawals at any time by sending a written notice to Integrity Fund Services, Inc., the Funds’ transfer agent, at P.O. Box 759, Minot, ND 58702.  The termination will become effective within 7 days after the transfer agent has received the request.  The Funds may terminate or modify this privilege at any time and may immediately terminate a shareholder’s systematic investment plan if any item is unpaid by the shareholder’s financial institution.  There is no charge for this plan.

SPECIAL SERVICES
To help make your investing with us easy and efficient, we offer you the following services.

Exchanging Shares
You may only exchange shares within the same class into other funds underwritten by the Distributor.  Before requesting an exchange, review the prospectus of the fund you wish to acquire.  Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies.  Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received.

You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging.  If you exchange into shares that are subject to a CDSC, a holding period will begin for purposes of calculating the CDSC on the date you made your initial purchase.  You will not pay a CDSC or other sales charges when exchanging between funds of the same share class with identical sales charge schedules.

For tax purposes, an exchange is a sale of shares, which may result in a taxable gain or loss followed by a purchase of shares of the fund into which you exchange. Special rules may apply to determine the amount of gain or loss on an exchange occurring within 90 days after purchase of the exchanged shares.

The terms of an employee-sponsored retirement plan may affect a shareholder’s right to exchange shares as described above. Contact your plan sponsor or administrator to determine if all of the exchange option discussed above is available under your plan.

Exchanges are made upon receipt of a properly completed exchange request form. The exchange privilege may be changed or discontinued at any time upon 60 days’ notice to shareholders.

Reinstatement Privilege
If you redeem Fund shares, you may reinstate all or part of your redemption proceeds without incurring any additional sales charges. You may only reinvest in the same share class you redeemed. An investor exercising this privilege a year or more after redemption must complete a new account application and provide proof that the investor was a shareholder of the applicable Fund. The Fund may modify or terminate this privilege at any time. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege. The Fund must be notified that an investment is a reinstatement.

PORTFOLIO HOLDINGS DISCLOSURE
The Fund has established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics.  A description of these policies and procedures is provided in the SAI.  Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

HOW TO SELL SHARES
You may sell (redeem) your shares on any day the NYSE is open. You will receive the NAV next determined after the Fund has received your properly completed redemption request as described below.  Your redemption request must be received before the close of trading for you to receive that day’s price.

You can sell your shares at any time by sending a written request to the appropriate Fund, c/o Integrity Fund Services P.O. Box 759, Minot, ND 58702 or by placing an order to sell through your financial adviser. Such financial adviser may place a fax, telephone or mail in order to Integrity Fund Services for the sale of shares when properly authorized in writing by the shareholder of record. In addition, such financial adviser may impose a charge for processing your redemption order.  It is the financial adviser’s responsibility to promptly forward the redemption requests to the transfer agent for shares being redeemed to receive the next determined NAV.

To properly complete your redemption request, your request must include the following information:

·         The Fund’s name;

·         Your name and account number;

·         The dollar or share amount you wish to redeem;

·         The signature of each owner exactly as it appears on the account;

·         The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

·         The address where you want your redemption proceeds sent (if other than the address of record);

·         Any certificates you have for the shares (signed certificate or a duly endorsed stock power); and

·         Any required signature guarantees.

Redemption payments may be made by check or ACH.  Redemption proceeds can be sent to your bank account through the Automated Clearing House network (“ACH”).  If you choose to receive proceeds via check, we will normally mail the check the next business day, but in no event more than seven days after we receive your request.  If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared, which may take up to 15 days from the date of purchase.  Guaranteed signatures are required if you are redeeming more than $100,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address.  Signature guarantees must be obtained from a commercial bank, trust company, savings and loan association or brokerage firm.  A notary public cannot provide a signature guarantee.

You should note that the Fund reserve the right to liquidate your account upon 60 days’ written notice if the value of your account falls below $1,000 for any reason other than a fluctuation in the market value of the Fund shares.  The Fund also reserve the right to redeem in-kind (that is to pay redemption proceeds in cash and portfolio securities, or wholly in portfolio securities). Because you would receive portfolio securities in an in-kind redemption, you would still be subject to market risk and may incur transaction costs in selling the securities.

The Fund may also suspend the right of redemption under the following unusual circumstances:

·         For any period during which the NYSE is closed, other than for customary weekend and holiday closings;

·         When trading in the markets that the Fund normally utilizes is restricted or when an emergency, as defined by the rules and regulations of the SEC, exists making disposal of that Fund's investments or determination of its NAV not reasonably practicable; or

·         For any other periods as the SEC by order may permit.

In case of any such suspension, you may either withdraw your request for redemption or receive payment based on the NAV per share next determined after the termination of the suspension.

Market Timing
The Fund is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity (including purchases and sales of Fund shares in response to short-term market fluctuations) that may be harmful to the Fund, including but not limited to market timing.  Short-term or excessive trading into and out of the Fund can disrupt portfolio management strategies, harm performance and increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.  A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors.  Funds that invest in foreign securities may be at greater risk for excessive trading.  Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”).  Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded.  There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices.  The Fund may refuse to sell shares to market timers, and will take such other actions necessary to stop excessive or disruptive trading activities, including closing an account to new purchases believed to be held by or for a market timer, and as further set out below.  The Fund's Board has adopted and implemented the following policies and procedures to discourage and prevent market timing or excessive short-term trading in the Funds:  (i) trade activity monitoring; (ii) restricting certain transactions; and (iii) using fair value pricing in certain instances.  Each of these procedures is described in more detail below.

Although these procedures are designed to discourage excessive short-term trading, none of these procedures alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in a Fund will occur.  Moreover, each of these procedures involves judgments that are inherently subjective.  The Investment Adviser and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.  The Fund may modify these procedures in response to changing regulatory requirements imposed by the SEC, or to enhance the effectiveness of these procedures and to further restrict trading activities by market timers. Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be mitigated or eliminated.

Trade Activity Monitoring.  The Fund, the Investment Adviser and their agents monitor selected trades and flows of money in and out of the Fund in an effort to detect excessive short-term trading activities, and for consistent enforcement of the procedures.  If, as a result of this monitoring, a Fund, the Investment Adviser or one of their agents believes that a shareholder has engaged in excessive short-term trading, Integrity Fund Services will, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.  The Fund will refuse purchase orders for any reason, without prior notice, particularly purchase orders that the Fund believes are made on behalf of market timers.

Restrictions on Certain Transactions.  In order to prevent market timing, the Fund will impose the following restrictions:

·         The Fund will restrict or refuse purchase or exchange orders, for any reason, by those persons that the Fund or the Fund’s Distributor believe constitute excessive trading;

·         The Fund will reject transactions that violate the Fund’s excessive trading policies or its exchange limits;

·         In order to limit excessive exchange activity and otherwise to promote the best interests of the Fund, the Fund will monitor all redemptions that take place within 30 days of purchase; and

·         The Fund will process trades received after 3:00 p.m. (CST) at the next business day’s net asset value.

Trades transmitted through NSCC that are received by Integrity Fund Services after 3:00 p.m. (CST) but received by the broker-dealer, bank or other financial institution transmitting the trade through NSCC before 3:00 p.m. (CST) are processed with the date the trade is received by such financial institution.

Fair Value Pricing.  The Fund has fair value pricing procedures in place.  By fair valuing a security whose price may have been affected (i) by events occurring after the close of trading in its respective market or (ii) by news after the last market pricing of the security, the Fund attempt to establish a price that they might reasonably expect to receive upon their current sale of that security.  These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.  In view of the types of securities commonly held by the Fund, including the fact that any foreign securities are either depository receipts or securities of foreign companies traded on U.S. exchanges, the market prices at the time that the Fund determine their net asset value will normally reflect all relevant information.

You are an investor subject to this policy whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains an omnibus account with the Funds for trading on behalf of its customers.

While the Fund will encourage financial intermediaries to apply the Fund’s market timing trading policy to their customers who invest indirectly in the Fund, the Fund is limited in their ability to monitor the trading activity or enforce the Fund’s market timing trading policy with respect to customers of financial intermediaries.  For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers.  More specifically, unless the financial intermediaries have the ability to apply the Fund’s market timing trading policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions, assessing the Fund’s redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s market timing trading policy.

Systematic Withdrawal
If the value of your Fund account is at least $5,000, you may request to have $50 or more withdrawn automatically from your account, subject to any applicable redemption fee. You may elect to receive payments monthly, quarterly, semiannually or annually. If payments exceed reinvested dividends and distributions, an investor’s shares will be reduced and eventually depleted.  You must complete the appropriate section of the account application to participate in the Fund’s systematic withdrawal plan. A shareholder who participates in the Monthomatic Investment Plan is ineligible to participate in this plan. You may terminate participation in the program at any time.  The Fund may terminate or modify this program at any time.

Reinvestment Options
The Fund automatically reinvests your dividends in additional Fund shares at net asset value unless you request otherwise.

You may request to have your dividends and capital gains paid to you in the following ways:

·         Income dividends and capital gain dividends reinvested in additional Fund shares;

·         Income dividends in cash and capital gain dividends reinvested in additional Fund shares;

·         Income and capital gain dividends in cash; or

·         ACH to DDA or saving account with same names as account registration.

You may change your selected method of distribution, provided such change will be effective only for distributions paid three days after the Fund’s transfer agent receives the request. The Fund will send a check to investors selecting to receive dividends in cash. You may have your distribution check paid to a third party or sent to an address other than your address of record (although a signature guarantee will be required). For further information, contact Integrity Fund Services at (800) 601-5593.

DIVIDENDS, DISTRIBUTIONS AND TAX INFORMATION ON YOUR SHARES

Dividends and Distributions
The Equity Fund distributes substantially all of its net investment income annually.  The Fund pays substantially all of its capital gain annually prior to the close of the fiscal year in which the gains are earned.  The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution.

Taxes
The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. The Fund intends to be treated each year as a "Regulated Investment Company" for federal income tax purposes. A Regulated Investment Company is not subject to regular income tax on any income or capital gains distributed to its shareholders if it, among other things, distributes at least 90% of its investment company taxable income to them within applicable time periods.

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.  Distributions that are declared in December, but paid in January are taxable as if they were paid in December.

For federal income tax purposes, fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gain no matter how long you have owned your shares. Long-term capital gain distributions qualify for the 15% tax rate (5% for individuals in the 10% and 15% federal rate brackets).

With respect to the Fund, a portion of the income dividends paid to you from dividends received by the Fund from domestic corporations and qualified foreign corporations may be “qualified dividend income” eligible for taxation by individuals at long-term capital gain rates. Distributions of qualified dividend income will be eligible for these reduced rates of taxation only if you own your shares for at least 61 days during the 121-day period beginning 60 days before the ex-dividend date of any dividend. Income dividends from interest earned by a Fund on debt securities and dividends received from unqualified foreign corporations will continue to be taxed at the higher ordinary income tax rates.

You may also be liable for tax on any gain realized upon the redemption of shares of a Fund.

An exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the initial Fund’s shares and any gain on the transaction may be subject to federal income tax.

Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax advisor to assess the federal, state and local tax consequences of investing in the Fund. This discussion is not intended to address the tax consequences of an investment by a non-resident alien, although nonresident aliens should be aware that they may be subject to U.S. withholding and/or estate tax and will be subject to special U.S. tax certification requirements.

The Investment Adviser will purchase and sell securities with primary concern being the investment performance of the portfolios rather than tax considerations of the shareholders.

Buying or Selling Shares Close to a Record Date
Buying Fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend.” The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

Backup Withholding
As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at a rate of 28% from your distribution and redemption proceeds if you fail to provide the Fund with your correct taxpayer identification number or to make requiredcertifications, or if you have been notified by the InternalRevenue Service that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS
This table is intended to help you understand the Fund's financial performance with respect to its Class N shares for the period of the Fund's investment operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information through December 31, 2002, has been audited by Eldredge, Fox & Porretti, LLP, the former independent auditors to the Canandaigua Funds, whose report, along with the Funds' financial statements, is included in the Canandaigua Funds’ annual report to shareholders, which is available upon request.  The information after December 31, 2002, has been audited by Brady, Martz & Associates, P.C., independent auditors to the Integrity Funds, whose report, along with the Fund's financial statements, is included in the Integrity Funds’ annual report to shareholders, which is available upon request.

Integrity Equity Fund
Class N Shares

	For The Year Ended December 31, 2004	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2001	For The Year Ended December 29, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$17.28	$13.99	$18.99	$27.01	$26.71

Income from Investment Operations:
Net investment income (loss)	$.07	$.02	$.03	$(.06)	$(.20)
Net realized and unrealized gain (loss) on investment transactions	1.22	3.29	(5.00)	(7.91)	1.59
Total Income (Loss) From Investment Operations	$1.29	$3.31	$(4.97)	$(7.97)	$1.39

Less Distributions:
Dividends from net investment income	$(.07)	$(.02)	$(.03)	$.00	$.00
Distributions from net realized gains	.00	.00	.00	(.05)	(1.09)
Total Distributions	$(.07)	$(.02)	$(.03)	$(.05)	$(1.09)

NET ASSET VALUE, END OF PERIOD	$18.50	$17.28	$13.99	$18.99	$27.01

Total Return	7.46%	23.68%	(26.13)%	(29.49)%	5.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$7,964	$12,807	$13,611	$26,848	$40,208
Ratio of net expenses (after expense assumption) to average net assets	1.50%(A)	1.44%(A)	1.35%(A)	1.35%(A)	1.32%(A)
Ratio of net investment income to average net assets	0.30%	0.13%	0.18%	(0.27)%	(0.67)%
Portfolio turnover rate	50.21%	54.81%	46.99%	122.91%	144.68%

(A) During the period since 12/31/03, Integrity Mutual Funds, Inc., assumed/waived expenses of  $81,248.  During the year ended 12/31/03, Integrity Mutual Funds, Inc./Canandaigua Bank assumed/waived expenses of $63,884.  In prior years starting with December 31, 2002, Canandaigua Bank assumed/waived certain administrative expenses of the Fund, other than primarily custodial and audit fees, resulting in per share savings to the Fund of $.04, $.01, and $.02, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 2.32%, 1.93%, 1.62%, 1.42%, and 1.38%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

ADDITIONAL INFORMATION

To learn more about the Fund you may want to read the Fund's Statement of Additional Information, or SAI, which contains additional information about the Fund. The Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of this Prospectus.

You also may learn more about the Fund's investments by reading the Fund's annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal year. The SAI and the financial statements included in the current annual and semi-annual reports are incorporated by reference into (and are thus a part of) this Prospectus. The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling (800) 276-1262, or visit our website at www.integrityfunds.com.

Prospective investors and shareholders who have questions about the Fund may write to:

Integrity Funds Distributor
1 Main Street North
Minot, ND 58703
or call (800) 276-1262

The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (please call 1-202-942-8090 for information on the operations of the Public Reference Room). Reports and other information about the Fund is also available for free on the EDGAR Database on the Securities and Exchange Commission's Internet Site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by e-mail: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-0102

Please refer to the Funds Investment Company Act File No. 811-7322 when seeking information about the Fund from the Securities and Exchange Commission.

Integrity Equity Fund

___________________________

1 Main Street North • Minot, North Dakota 58703 • (701) 852-5292
P.O. Box 759 • Minot, North Dakota 58702
(800) 276-1262 • Marketing • Fax (701) 838-4902
(800) 601-5593 • Transfer Agent • Fax (701) 852-2548

INVESTMENT ADVISER
Integrity Money Management, Inc.
1 Main Street North
Minot, ND 58703

PRINCIPAL UNDERWRITER
Integrity Funds Distributor, Inc.
1 Main Street North
Minot, ND 58703

CUSTODIAN
Wells Fargo Bank, NA
 Trust & Custody Solutions
801 Nicollet Mall, Suite 700
Minneapolis, MN 55479

TRANSFER AGENT
Integrity Fund Services, Inc.
1 Main Street North, Minot, ND 58703
P.O. Box 759, Minot, ND 58702

INDEPENDENT ACCOUNTANT
Brady, Martz & Associates, P.C.
24 West Central Avenue
Minot, ND 58701

LEGAL COUNSEL
Sutherland, Asbill & Brennan, LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

PART B
STATEMENT OF ADDITIONAL INFORMATION
August 1, 2005

THE INTEGRITY FUNDS

Integrity Equity Fund
Integrity Value Fund
Integrity Small Cap Growth Fund
Integrity Health Sciences Fund
Integrity Technology Fund
Integrity Growth & Income Fund
Integrity All Season Fund
Integrity High Income Fund
Integrity Municipal Fund

1 Main Street North
Minot, North Dakota 58703
(701) 852-5292
(800) 601-5593 / Transfer Agent
(800) 276-1262 / Marketing

Class C Shares Currently Offered Only by the Integrity High Income Fund and Integrity All Season Fund

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the Integrity Equity Fund, Integrity Value Fund, Integrity Small Cap Growth Fund, Integrity Health Sciences Fund, Integrity Technology Fund, Integrity Growth & Income Fund, Integrity All Season Fund, Integrity High Income Fund, and the Integrity Municipal Fund (the “Funds”), dated August 1, 2005 (“Prospectus”). Each Fund is a separate investment portfolio of The Integrity Funds (“Trust” or “Integrity Funds”), an open-end management company organized as a Delaware statutory trust. This SAI is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained at no charge from the Funds by writing to the above address or calling (800) 276-1262.

On April 22, 2005, substantially all of the assets of the IPS Millennium Fund and the IPS New Frontier Fund were acquired by the Integrity Growth & Income Fund in a tax-free reorganization (the “Reorganization”).  The Integrity Growth & Income Fund was created specifically for the purpose of completing the Reorganization.  Solely for accounting and performance purposes, the IPS Millennium Fund is deemed to be the survivor of the Reorganization.  Therefore, any financial or performance information contained in this SAI relating to the Growth & Income Fund for periods prior to April 22, 2005, relate to the IPS Millennium Fund.

The audited financial statements for the Integrity Equity Fund, Integrity Value Fund, Integrity Small Cap Growth Fund, Integrity Health Sciences Fund, Integrity Technology Fund, Integrity High Income Fund and Integrity Municipal Fund appear in such Funds’ Annual Report for their most recent fiscal year.  The audited financial statements for IPS Millennium Fund and IPS New Frontier Fund, the predecessor funds to the Integrity Growth & Income Fund, appear in the Annual Reports dated November 30, 2004, for these predecessor funds and the unaudited financial statements for these predecessor funds to the Integrity Growth & Income Fund as of May 31, 2004, appear in such funds’ most recent Semi‑Annual Report.  Audited financial statements for the Integrity All Season Fund have not been prepared because it began operations on August 1, 2005.  The financial statements from the foregoing Annual and Semi‑Annual Reports are incorporated herein by reference.  The Annual and Semi‑Annual Reports accompany this Statement of Additional Information.

The Integrity Funds
Investment Restrictions
Other Investment Policies
Additional Information about Investments and Risks
Disclosure of Portfolio Holdings
Trustees and Officers
Organization and Capitalization
Shareholder and Trustee Liability
Principal Shareholders
Investment Adviser
Code of Ethics
Transfer Agent, Fund Accounting Agent and Administrator
Custodian
Independent Accountants
Distributor
Proxy Voting Policy
Portfolio Transactions
Net Asset Value
Performance Information
Tax Information
Financial Statements
Appendix A

THE INTEGRITY FUNDS

The Integrity Funds (“Trust”), a Delaware statutory trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company (or mutual fund) consisting of nine separate series: Integrity Equity Fund (the "Equity Fund"), Integrity Value Fund (the “Value Fund”), Integrity Small Cap Growth Fund (the “Small Cap Growth Fund”), and Integrity Growth & Income Fund (the “Growth & Income Fund”), all of which are diversified funds, and Integrity Health Sciences Fund (the “Health Sciences Fund”), Integrity Technology Fund (the “Technology Fund”) , Integrity All Season Fund (the “All Season Fund”), Integrity High Income Fund (the "High Income Fund"), and Integrity Municipal Fund (the "Municipal Fund"), all of which are non-diversified funds. Additional funds may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time.

Integrity Money Management, Inc. (“Investment Adviser”), acts as investment adviser to all of the Funds.  Ancora Adviser LLC (“Ancora”) serves as sub-adviser to the Equity Fund.  SMH Capital Advisors, Inc. (“SMH”), serves as sub-adviser to the High Income Fund and the high yield securities in the investment portfolio of the All Season Fund. IPS Advisory, Inc. (“IPS Advisory”), serves as sub-adviser to the Growth & Income Fund. All Season Financial Advisors, Inc. (“ASFA”) serves as sub-advisor to the All Season Fund.  Ancora, SMH, IPS and ASFA are each referred to as a “Sub-Advisor” and collectively referred to as the “Sub-Advisors.”

Much of the information contained in this SAI expands upon subjects discussed in the Prospectus of the Funds. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of the Funds should be made without first reading the Prospectus.

Investment Objective of each Fund

·         TheEquity Fund seeks long-term growth of asset value through capital appreciation and dividend income.

·         The Value Fund seeks above average total return through a combination of capital appreciation and dividend income.

·         The Small Cap Growth Fund seeks to provide long-term capital appreciation.

·         The Health Sciences Fund seeks to provide long-term growth of capital.

·         The Technology Fund seeks to provide long-term growth of capital.

·         The Growth & Income Fund seeks to provide long-term growth of capital with dividend income as a secondary objective.

·         The All Season Fund seeks to provide long-term capital appreciation.

·         The HighIncome Fund seeks a high level of current income with capital appreciation as a secondary objective.

·         The Municipal Fundseeks as high a level of current income exempt from federal taxes as is consistent with preservation of capital.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies of the Funds and cannot be changed for any Fund to which they apply unless the change is approved by the lesser of (a) 67% or more of the shares present at a meeting of shareholders if the holders of more than 50% of the outstanding voting shares of that Fund are present or represented by proxy or (b) more than 50% of the outstanding voting shares of that Fund.

As a matter of fundamental policy, the Equity Fund may not:

(a)           Purchase securities of any issuer (except securities issued or guaranteed as to principal or interest by the United States Government, its agencies or instrumentalities) if as a result more than 5% of the value of the total assets of that Fund would be invested in the securities of such issuer or all Funds together would own more than 10% of the outstanding voting securities of such issuer (for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security);

(b)           Invest in companies for the purpose of exercising control;

(c)           Borrow money except from banks on a temporary basis for extraordinary or emergency purposes, provided that a Fund is required to maintain asset coverage of 300% for all borrowing (except with respect to cash collateral received as a result of portfolio securities lending);

(d)           Pledge, mortgage or hypothecate more than 10% of the total value of its assets;

(e)           Issue senior securities;

(f)            Underwrite any issue of securities;

(g)           Purchase or sell real estate or real estate mortgage loans (but this shall not prevent investments in instruments secured by real estate or interests therein or in marketable securities in real estate operations);

(h)           Make loans to other persons, except that for the Fund may make time or demand deposits with banks, may purchase bonds, debentures or similar obligations that are publicly distributed, may loan its securities in an amount not in excess of 10% of the total value of its assets and may enter into repurchase agreements as long as repurchase agreements maturing in more than seven days do not exceed 10% of the total value of its assets;

(i)            Purchase or retain securities of an issuer if the members of the Board of Trustees, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer;

(j)            Purchase or sell physical commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Funds from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities);

(k)           Invest in interests in oil, gas or other mineral exploration or development programs;

(l)            Purchase any securities that would cause more than 25% of the value of that Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry (except that there is no limitation with respect to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities);

(m)          Invest more than 10% of the total value of that Fund’s assets in nonmarketable securities (including repurchase agreements and time deposits maturing in more than seven days but excluding master demand notes and other securities payable on demand). If through the appreciation of nonmarketable securities, or the depreciation of marketable securities, a Fund has more than 10% of its assets invested in nonmarketable securities, that Fund will reduce its holdings of nonmarketable securities to 10% or less of its total assets as soon as practicable; or

(n)           Purchase securities of foreign issuers (except for American Depositary Receipts that are traded on a U.S. securities exchange or on The Nasdaq Stock Market).

As a matter of fundamental policy, the Value Fund, Small Cap Growth Fund, Health Sciences Fund, Technology Fund, Growth & Income Fund, All Season Fund, High Income Fund and Municipal Fund may not:

(a)           borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(b)           issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(c)           concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that Health Sciences Fund will concentrate its investments in health sciences-related industries and the Technology Fund will concentrate its investments in technology-related industries;

(d)           engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(e)           purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(f)            purchase physical commodities or contracts relating to physical commodities; or

(g)           make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.

If a percentage restriction is adhered to at the time of investment, then except as noted in (l) above, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

OTHER INVESTMENT POLICIES

The following investment policies are not fundamental and may be changed by the Board without the approval of the shareholders of the Equity Fund, Value Fund, Small Cap Growth Fund, Health Sciences Fund, Technology Fund, All Season Fund, High Income Fund and Municipal Fund:

(a)           The Funds will not invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act") or which are not readily marketable, except for master demand notes, other securities payable upon demand, repurchase agreements and instruments evidencing loans of securities. Such securities may, however, become a part of a Fund's assets through a merger, exchange or recapitalization involving securities already held in a Fund and the High Income Fund and All Season Fund may invest in Rule 144A restricted securities with registration rights;

(b)           Each Fund may not purchase securities on margin or sell securities short except in accordance with the requirements of federal law, including the 1940 Act and any rules promulgated thereunder and as permitted by the Fund’s registration statement;

(c)           Each Fund may invest in other investment companies to the extent prohibited by federal law including the 1940 Act and any rules promulgated thereunder and as provided for in the Fund’s registration statement and any such exemptions granted to the Funds by the SEC; and

(d)           Each Fund may not invest in or sell puts or calls except in accordance with the requirements of federal law, including the 1940 Act and any rules promulgated thereunder and as permitted by the Fund’s registration statement.

The following investment policies are not fundamental and may be changed by the Board without the approval of the shareholders of the Growth & Income Fund:

(a)                 The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (a) in the fundamental policies above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

(b)                 The Fund will not enter into reverse repurchase agreements. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

(c)                 The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving permitted investments and techniques.

(d)                 The Fund will not affect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

(e)                 The Fund will not purchase or sell put or call options.

(f)                  The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

The Funds listed below have non-fundamental investment policies obligating such a Fund to commit, under normal market conditions, at least 80% of its assets in the type of investment suggested by the Fund’s name.  For purposes of such an investment policy, “assets” includes the Fund’s assets, as well as any amounts borrowed for investment purposes. The Board has adopted a policy to provide investors with at least 60 days’ notice prior to any change in such an investment policy. Any notice required to be delivered to shareholders of such Funds for the purpose of announcing an intended change in the non-fundamental policy listed below will be provided in a separate written document. Each such notice will contain, in boldface type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement will also appear on the envelope in which such notice is delivered.

·         Small Cap Growth Fund, under normal market conditions, will invest at least 80% of its assets (plus the amount of any borrowings for investment purposes) in equity securities of small domestic and foreign issuers.

·         Health Sciences Fund, under normal market conditions, will invest at least 80% of its assets (plus the amount of any borrowings for investment purposes) in equity and debt securities of U.S. and foreign health sciences companies.

The Technology Fund, under normal market conditions, will invest at least 80% of its assets (plus the amount of any borrowings for investment purposes) in common stocks of companies that the Fund’s Investment Adviser, believes either have, or will develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements.

The High Income Fund, under normal circumstances, will invest at least 80% of its assets in high-yield securities rated BBB or lower by Moody's Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”).

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS

Unless restricted by the fundamental policies of any Fund, the following policies supplement the investment objective and policies of the Funds as set forth in the Prospectus.

Common Stocks. The Funds may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Funds may also invest in warrants and rights related to common stocks.

Convertible Securities. The Funds may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder’s claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company’s capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not rated.

Preferred Stock. The Funds may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Warrants. The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

United States Government Obligations. The Funds may invest in obligations issued or guaranteed by the United States Government, or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the “full faith and credit” of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. The Funds may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency.  See “Foreign Investment Risk.”

Bank Obligations. Each Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments will be in bankers’ acceptances guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Commercial Paper. Commercial paper consists of unsecured promissory notes, including Master Notes, issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Master Notes, however, are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed.

Master Notes are governed by agreements between the issuer and the Investment Adviser or a Sub-Adviser acting as agent, for no additional fee, in its capacity as Investment Adviser or a Sub-Adviser to a Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the Investment Adviser or a Sub-Adviser or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Investment Adviser or a Sub-Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Investment Adviser or a Sub-Adviser.  Master Notes typically are not rated by credit rating agencies.

The Funds may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an “NRSRO”). The Funds may also invest in commercial paper that is not rated but is determined by the Investment Adviser, under guidelines established by the Trust’s Board of Trustees, to be of comparable quality.

Other Fixed Income Securities. Other fixed income securities in which the Funds may invest include nonconvertible preferred stocks and nonconvertible corporate debt securities.

The Funds may invest in short-term investments (including repurchase agreements “collateralized fully,” as provided in Rule 2a-7 under the 1940 Act; interest-bearing or discounted commercial paper, including dollar denominated commercial paper of foreign issuers; and any other taxable and tax-exempt money market instruments, including variable rate demand notes, that are “Eligible Securities” as defined in Rule 2a-7 under the 1940 Act).

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The Investment Adviser or a Sub-Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

Variable and Floating Rate Notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies. For Health Sciences Fund and Technology Fund, these notes must satisfy the same quality standards as commercial paper investments. Small Cap Growth Fund has no minimum rating requirements. Unrated variable and floating rate notes purchased by the Value Fund will be determined by the Investment Adviser under guidelines approved by the Trust’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the Investment Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, a Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Foreign Investments. The Funds may invest in certain obligations or securities of foreign issuers. Certain of these investments may be in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), other similar depositary receipts, and exchange traded funds (“ETFs”) or other investment companies that invest in foreign securities, Yankee Obligations, and U.S. dollar-denominated securities issued by foreign branches of U.S. and foreign banks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source or other taxes, and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, less government supervision and regulation of foreign securities exchanges, brokers and issuers, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and that therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Certain of these investments may subject the Funds to currency fluctuation risks.

Depositary Receipts.A Fund’s investments may include securities of foreign issuers in the form of sponsored or unsponsored ADRs, GDRs and EDRs. ADRs are depositary receipts typically issued by a United State bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

Emerging Markets.Each Fund may invest in securities of issuers located in “emerging markets” (lesser developed countries located outside of the U.S.) or ETFs or other investment companies that invest in emerging market securities. Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997 and the first half of 1998. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Investments in Small and Unseasoned Companies.  Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management.  In addition, they often face competition from larger or more established firms that have greater resources.  Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements.  To dispose of these securities, a Fund may need to sell them over an extended period or below the original purchase price.  Investments by a Fund in these small or unseasoned companies may be regarded as speculative.

Brady Bonds. The Funds may invest in “Brady Bonds,” which are issued by certain Latin American countries in connection with restructurings of their debt. The Brady Bonds are issued in exchange for cash and certain of the country’s outstanding commercial bank loans. Brady Bonds do not have a long payment history and, due to the loan default record for Latin American public and private entities, may be considered speculative investments. They may be collateralized or uncollateralized and are issued in various currencies. They are actively traded in the over-the-counter secondary market for debt of Latin American issuers.

When-Issued and Delayed Delivery Securities.The Funds may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to a Fund until settlement. The Funds will maintain with the custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, a Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of the Funds not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of a Fund’s total assets, less liabilities other than the obligations created by these commitments.

Lower Rated or Unrated Securities. Securities rated Baa by Moody’s or BBB by S&P or lower, or deemed of comparable quality by the Investment Adviser or a Sub-Adviser, may have speculative characteristics. Securities rated below investment grade, i.e., below Baa or BBB, or deemed of comparable quality by the Investment Adviser or a Sub-Adviser, have higher yields but also involve greater risks than higher rated securities. Under guidelines used by rating agencies, securities rated below investment grade, or deemed of comparable quality, have large uncertainties or major risk exposures in the event of adverse conditions, which features outweigh any quality and protective characteristics. Securities with the lowest ratings are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of such securities held by a Fund with a commensurate effect on the value of its shares.

The secondary market for lower rated securities is not as liquid as that for higher rated securities. This market is concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and investment companies. In addition, the trading market for lower rated securities is generally lower than that for higher-rated securities, and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on a Fund’s ability to dispose of these securities and may limit its ability to obtain accurate market quotations for purposes of determining the value of its assets. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value its portfolio, requiring them to rely more on judgment. Less liquid secondary markets may also affect a Fund’s ability to sell securities at their fair value. In addition, the Equity Fund may invest up to 10% of its net assets, and each other Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a Fund’s assets invested in illiquid securities may increase.

In the case of corporate debt securities, while the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. Price volatility in these securities will be reflected in a Fund’s share value. In addition, such securities generally present a higher degree of credit risk. Issuers of these securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

A description of the quality ratings of certain NSRSOs is contained in Appendix A.

Zero Coupon Securities.The Funds may invest in “zero coupon” U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Each Fund anticipates that it will not normally hold zero coupon securities to maturity. Redemption of shares of the Fund that require it to sell zero coupon securities prior to maturity may result in capital gains or losses that may be substantial. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Fund must pay each year and, in order to generate cash necessary to pay such dividends, the Fund may liquidate portfolio securities at a time when it would not otherwise have done so.

Hedging.Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Funds are permitted to enter into these transactions solely: (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased,  (b) to close out or offset existing positions, or (c) for the Integrity High Income Fund and Integrity Municipal Fund, to manage the portfolio’s duration.

Hedging activity in a Fund may include buying or selling (writing) put or call options on stocks, shares of exchange traded funds (“ETFs”) or stock indexes, entering into stock index futures contracts or buying or selling options on stock index futures contracts or financial futures contracts, such as futures contracts on U.S. Treasury securities and interest related indices, and options on financial futures.  The Fund will buy or sell options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer. The Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. A Fund may hedge against fluctuations in currency exchange rates, in connection with its investments in foreign securities, by purchasing foreign forward currency exchange contracts. All hedging transactions must be appropriate for reduction of risk and they cannot be for speculation.

The Funds may engage in transactions in futures contracts and options on futures contracts.  The Funds may purchase and sell futures contracts and options thereon only to the extent that such activities are consistent with the requirements of General Regulations Section 4.5 (“Rule 4.5”) promulgated under the Commodity Exchange Act, as amended (the “CEA”), by the Commodity Futures Trading Commission (the “CFTC”), under which each of these Funds is excluded from the definition of a “commodity pool operator.”  Under Rule 4.5, as amended effective August 8, 2003, a Fund may engage in futures transactions without limitation, if the Fund (1) makes the following disclosures in writing to each participant, whether existing or prospective; (2) submits to such special calls as the CFTC may make to require the Fund to demonstrate compliance with Rule 4.5(c); and (3) files a notice of eligibility under Rule 4.5 with the National Futures Association (“NFA”).  The required disclosure that each Fund is making in the applicable Prospectuses of the Fund, dated on or after the date of this SAI, is as follows:

The Fund managed by the Investment Adviser, which has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

Each of the Funds has filed under Rule 4.5 with the NFA the requisite notice of eligibility, or a supplemental notice of eligibility to its previously filed notice of eligibility to complete or accurately update such notice.

Forward Foreign Currency Exchange Contracts.A Fund may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. A forward contract may be used by a Fund only to hedge against possible variations in exchange rates of currencies in countries in which it may invest. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Futures Contracts.Each Fund may invest in futures contracts and options thereon (stock index futures contracts, interest rate futures contracts or currency futures contracts or options thereon) to hedge or manage risks associated with the Fund’s securities investments.  When a futures contract is executed, each party deposits with a futures commission merchant (“FCM”) or broker (“Custodian”), or in a segregated custodial account, a specified percentage of the contract amount, called the initial margin, and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the FCM or broker or segregated custodial account. In the case of options on futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer’s position in the futures contract and related margin account.  If the option is exercised on the last trading day, cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index, interest rate or currency price, as applicable, on the expiration date is delivered.

As required by the 1940 Act, a Fund may purchase or sell futures contracts or options thereon only if the Fund’s liability for the futures position is “covered” by an offsetting position in a futures contract or option thereon, or by the Fund’s segregating liquid assets equal to the Fund’s liability on the futures contract or option thereon, which are adjusted daily to equal the current market value of Fund’s liability on the futures contract or option thereon.  To enter into a futures contract, an amount of cash, U.S. Government securities, or other liquid securities or assets, equal to the market value of the futures contract, is segregated with the Custodian and/or in a margin account with a FCM or broker, and this amount of cash or cash equivalents is adjusted daily to the current market value of the futures contract to collateralize the position and thereby ensure that the use of such futures is unleveraged.  Alternatively, a Fund may cover such positions by purchasing offsetting positions, or by using a combination of offsetting positions and cash or other liquid securities or assets.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close positions in futures or options thereon also could have an adverse impact on a Fund’s ability to hedge or manage risks effectively.

Successful use of futures by a Fund is also subject to the Investment Adviser’s or a Sub-Adviser’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Investment Adviser or a Sub-Adviser may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The purchase and sale of futures contracts or related options will not be a primary investment technique of the Funds. A Fund will purchase or sell futures contracts (or related options thereon) in accordance with the CFTC regulations described above.

Interest Rate Futures.A Fund may purchase an interest rate futures contract as a hedge against changes in interest rates. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Thus, if a Fund holds long-term debt obligations and the Investment Adviser or a Sub-Adviser anticipates a rise in long-term interest rates, the Fund could, instead of selling its debt obligations, enter into an interest rate futures contract for the sale of similar long-term securities. If interest rates rise, the value of the futures contract would also rise, helping to offset the price decline of the obligations held by the Fund. A Fund might also purchase futures contracts as a proxy for underlying securities that it cannot currently buy.

For the All Season Fund, High Income Fund and Municipal Fund, each Fund may use futures and options on futures for duration management.

Stock Index Futures.A Fund may purchase and sell stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities that are held in its portfolio or that it intends to purchase or when such purchase or sale is economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

A Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. This provides an alternative to liquidation of securities positions. Conversely, during a market advance or when the Investment Adviser anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing stock index futures, or options on these futures. This affords a hedge against a Fund not participating in a market advance when it is not fully invested and serves as a temporary substitute for the purchase of individual securities, which may later be purchased in a more advantageous manner.

A Fund’s successful use of stock index futures contracts depends upon the Investment Adviser’s or a Sub-Adviser’s ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund’s portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, there may be a loss on the futures contracts. In addition, the ability of a Fund to close out a futures position or an option on futures depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract or option on a futures contract at any particular time. The risk of loss to a Fund is theoretically unlimited when the Fund sells an uncovered futures contract because there is an obligation to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security.

Foreign Currency Futures Transactions. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contract are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of their financial futures transactions, the Funds may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Funds may be able to achieve many of the same objectives as through investing in forward foreign currency exchange.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

A Fund may write only foreign currency options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying currency or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that currency.  A Fund may write put options on a fully covered basis on a currency the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. In addition, a Fund will not permit the option to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described in “Options on Securities” below.

A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect a Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund’s gain would be offset in part by the premium paid for the option. Similarly, if a Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund would acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

Options on Securities.A Fund may purchase put options only on equity securities (including securities of ETFs) held in its portfolio and write call options and put options on stocks only if they are covered, as described below, and such call options must remain covered so long as the Fund is obligated as a writer. Option transactions can be executed either on a national exchange or through a private transaction with a broker-dealer (an “over-the-counter” transaction). Each Fund may write (sell) “covered” call options and purchase options in a spread to hedge (cover) written options, and to close out options previously written by it.

A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer (seller) of a call option continues,  the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the obligation to deliver the underlying security upon exercise of a call option subject to the Options Clearing Corporation (“OCC”), a writer is required to deposit in escrow the underlying security or other assets in accordance with the OCC rules.

The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance a Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the Investment Adviser or a Sub-Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the particular Fund.

A Fund may write only call options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying security or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that security, In addition, a Fund will not permit the call to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described below. If a Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid to a Fund by the purchaser of the option is the “premium”. A Fund’s obligation as the writer of a call option to deliver the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. A Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do unless the Fund arranges to have its Custodian segregate sufficient cash or liquid assets as described above), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when the Fund may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security, cash or other liquid assets covering the call will be maintained either in a segregated status by the Fund’s Custodian or on deposit in escrow in accordance with the OCC rules.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Investment Adviser or a Sub-Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value which is the mean of the closing bid and asked prices, after closing rotation is completed (i.e., after such closing prices are computed, currently at 4:02 p.m. and 4:15 p.m., depending on the type of contract), the closing prices as of the time at which the net asset value per share of the Fund is computed (the close of the New York Stock Exchange).  The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot effect such a closing transaction, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to the Fund, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option.  It is possible that the cost of effecting a closing transaction may be greater than the premium received by a Fund for writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the purchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

In order to write a call option, a Fund is required to comply with the OCC rules and the rules of the various exchanges with respect to collateral requirements.

A Fund may also purchase put options so long as they are listed on an exchange. If a Fund purchases a put option, it has the option to sell the subject security at a specified price at any time during the term of the option.

Purchasing put options may be used as a portfolio investment strategy when the Investment Adviser or a Sub-Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock that the Investment Adviser or a Sub-Adviser feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put option’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If, during the period of the option the market price for the underlying security remains at or above the put option’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

A Fund may write put options on a fully covered basis on a stock the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. If a Fund writes a put option, the purchaser of the option has the right to sell (and the Fund has the obligation to buy) the underlying security at the exercise price throughout the term of the option. The initial amount paid to a Fund by the purchaser of the option is the “premium”. A Fund’s obligation to purchase the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. In all cases where a put option is written, that is not covered by the Fund’s having an immediate and absolute right to sell such securities, a Fund will segregate with its Custodian, or pledge to a broker as collateral any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the exercise price of the put option multiplied by the number of options contracts written times the option multiplier, which will be adjusted daily to the option’s current market value.

A Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. The purchase of a call option is viewed as an alternative to the purchase of the actual stock. The number of option contracts purchased multiplied by the exercise price times the option multiplier will normally not be any greater than the number of shares that would have been purchased had the underlying security been purchased. If a Fund purchases a call option, it has the right but not the obligation to purchase (and the seller has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid by a Fund to the seller of the call option is known as the “premium”. If during the period of the option the market price of the underlying security remains at or below the exercise price, a Fund will be able to purchase the security at the lower market price. The profit or loss a Fund may realize on the eventual sale of a security purchased by means of the exercise of a call option will be reduced by the premium paid for the call option.   If, during the period of the call option, the market price for the underlying security is at or below the call option’s strike price, the call option will expire worthless, representing a loss of the price a Fund paid for the call option, plus transaction costs.

Stock Index Options. Except as described below, a Fund will write call options on stock indexes only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts or the Fund arranges with its Custodian to segregate cash or other liquid assets equal in value to the exercise liability of the call option adjusted daily to the option’s current market value. When a Fund writes a call option on a broadly-based stock market index, it will segregate with its custodian, and/or pledge to a broker as collateral for the option, any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

If at the close of business on any business day the market value of such qualified securities so segregated or pledged falls below 100% of the current stock index value times the multiplier times the number of contracts, a Fund will so segregate and/or pledge an amount in cash or other liquid assets or securities equal in value to the difference. However, if a Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash, short-term U.S. Government securities, or other liquid securities (including common stocks) in a segregated account with the Custodian, it will not be subject to the requirements described in this section.

Risks of Transactions in Stock Options. Purchase and sales of options involves the risk that there will be no market in which to effect a closing transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series or if the transaction was an over-the-counter transaction, through the original broker-dealer. Although the Fund will generally buy and sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If the Fund, as a covered call or put option writer, is unable to effect an offsetting closing transaction in a secondary market, and does not arrange with its Custodian to segregate cash or other liquid assets equal in value to the Fund’s exercise liability of the option adjusted daily to the option’s current market value, it will, for a call option it has written, not be able to sell the underlying security until the call option expires and, for a put option it has written, not be able to avoid purchasing the underlying security until the put option expires.

Risks of Options on Stock Indexes.A Fund’s purchase and sale of options on stock indexes will be subject to risks described above under “Risks of Transactions in Stock Options”. In addition, the distinctive characteristics of options on stock indexes create certain risks that are not present with stock options.

Since the value of a stock index option depends upon the movements in the level of the stock index, rather than the price of a particular stock, whether a Fund will realize a gain or loss on the purchase or sale of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indexes is subject to the Investment Adviser’s or a Sub-Adviser’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment. This requires skills and techniques different from predicting changes in the price of individual stocks.

Stock index prices may be distorted if trading of certain stocks included in the stock index is interrupted. Trading in the stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the stock index. If this occurred, a Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, might not be able to exercise an option that it was holding, which could result in substantial losses to the Fund. It is the policy of each Fund to purchase or write options only on stock indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in the stock index, for example, the S&P 100 or S&P 500 index option.

Trading in stock index options commenced in April 1983 with the S&P 100 option (formerly called the CBOE 100). Since that time, a number of additional stock index option contracts have been introduced, including options on industry stock indexes. Although the markets for certain stock index option contracts have developed rapidly, the markets for other stock index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all stock index option contracts. Fund will not purchase or sell stock index option contracts unless and until, in the Investment Adviser’s or a Sub-Adviser’s opinion, the market for such options has developed sufficiently that the risk in connection with these transactions is no greater than the risk in connection with options on stock.

REITs.The Funds may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values, and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Structured Securities.The Funds may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans.

Mortgage-Backed Securities.The Funds may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) or certain foreign issuers. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of a Fund’s shares. These securities generally are “pass-through” instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages in a stable interest rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life, although it may vary depending on numerous factors. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting a Fund’s yield.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Asset-Backed Securities.The Funds may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

Structured Notes, Bonds and Debentures. The Funds may invest in structured notes, bonds and debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

Assignments and Participations. The Funds may invest in assignments of and participations in loans issued by banks and other financial institutions.

When the Fund purchases assignments from lending financial institutions, the Fund will acquire direct rights against the borrower on the loan. However, since assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Participations in loans will typically result in a Fund having a contractual relationship with the lending financial institution, not the borrower. The Fund would have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender of the payments from the borrower. In connection with purchasing a participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased a participation. As a result, a Fund purchasing a participation will assume the credit risk of both the borrower and the lender selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

A Fund may have difficulty disposing of assignments and participations because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on a Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid market for assignments and participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

A Fund may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a foreign government (a “Borrower”) and one or more financial institutions (“Lenders”). The majority of a Fund’s investments in Loans are expected to be in the form of participations in Loans (“Participations”) and assignments of portions of Loans from third parties (“Assignments”). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the Borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. A Fund will acquire Participations only if the Lender interpositioned between the Fund and the Borrower is determined by CSAM to be creditworthy.

When a Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

There are risks involved in investing in Participations and Assignments. The Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular Participations or Assignments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

Restricted and Illiquid Securities.A Fund may acquire, in privately negotiated transactions, securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (“Securities Act”). Restricted securities are subject to restrictions on resale under federal securities law. Because of these restrictions, a Fund may not be able to readily resell these securities at a price equal to what it might obtain for similar securities with a more liquid market. A Fund’s valuation of these securities will reflect relevant liquidity considerations.  Under criteria established by the Funds’ Trustees, certain restricted securities sold pursuant to Rule 144A under the Securities Act may be determined to be liquid. To the extent that restricted securities are not determined to be liquid, each Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.  The Equity Fund will limit its investments in non-marketable securities to no more than 10% of its assets.

Restricted securities in which a Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Investment Adviser believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Funds are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Investment Adviser or a Sub-Adviser, as liquid and not subject to the investment limitations applicable to illiquid securities.

Securities of Other Investment Companies.The Funds may invest in securities issued by other investment companies. Each Fund intends to limit its investments in accordance with applicable law or as permitted by an SEC exemptive order. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by a Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same investment adviser. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

The Integrity Funds has filed for an order to the SEC under Section 12(d)(1)(J) of the Investment Company Act of 1940 (the “Act”) for an exemption from the limitations of Section 12(d)(1)(F)(ii) to the extent necessary to permit the Funds to charge a sales load in excess of 1-1/2 percent.  No order has been received and there is no guarantee that the Trust will obtain this order from the SEC.

Exchange Traded Funds. As noted in the Prospectuses, the All Season Fund is a “fund of funds.”  The term “fund of funds” is typically used to describe investment companies, such as the All Season Fund, whose principal investment strategy involves investing in other investment companies. Under the 1940 Act, the All Season Fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the All Season Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, the All Season Fund is subject to the 3% Limitation unless: (i) the ETF or the All Season Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the All Season Fund; and (ii) the ETF and the All Season Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies to invest in the various series of the iShares Trust and iShares, Inc. (“iShares Funds”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Funds. The All Season Fund may seek to qualify to invest in iShares Funds in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the All Season Fund from allocating its investments in the manner that ASFA, the Fund’s sub-adviser, considers optimal, or cause ASFA to select a similar index or sector-based mutual fund or other investment company (“Other Investment Companies”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) (“Stock Baskets”) as an alternative. The All Season Fund may also invest in Other Investment Companies or Stock Baskets when ASFA believes they represent more attractive opportunities than similar ETFs. The All Season Fund’s investments in Other Investment Companies will be subject to the same 3% Limitation described above.

Repurchase Agreements. Securities held by a Fund may be subject to repurchase agreements. These transactions permit a Fund to earn income for periods as short as overnight. The Small Cap Growth Fund, Health Sciences Fund, Technology Fund and Value Fund each may enter into repurchase agreements typically for periods of about 30 days. The Fund could receive less than the repurchase price on any sale of such securities.  Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions that the Investment Adviser or a Sub-Adviser deems creditworthy under guidelines approved by the Trust’s Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Trust believes that, under the regular procedures normally in effect for custody of the Funds’ securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. This may also be viewed as the borrowing of money by the Fund. The Funds will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. No Fund may enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will segregate assets consisting of cash or liquid securities in an amount at least equal to its repurchase obligations under its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund’s obligation to repurchase the securities.

Loans of Portfolio Securities. Each Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid debt securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day’s notice (as used herein, “Business Day” shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Funds may pay reasonable finders’ and custodial fees, including fees to a Sub-Adviser or its affiliate, in connection with loans. In addition, the Funds will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not lend their securities to any director, officer, employee, or affiliate of the Investment Adviser, a Sub-Adviser, the Administrator or Integrity Funds Distributor, Inc. (“the Distributor”), unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

Short Sales Against The Box.The Funds may engage in short sales against the box. In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. The Funds may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” It may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If the Fund engages in a short sale, the collateral for the short position will be segregated in an account with the Fund’s custodian or qualified sub-custodian. No more than 10% of the Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

Short Sales (excluding Short Sales “Against the Box”). The Funds may from time to time sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The current market value of the securities sold short (excluding short sales “against the box”) will not exceed 10% of a Fund’s assets.

To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

A Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Fund will place in a segregated account with its custodian or a qualified sub-custodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

Municipal Securities.  Municipal securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.  Other public purposes for which municipal securities may be issued include refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.  In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal.  Such obligations, which may include lease arrangements, are included within the term “municipal securities” if the interest paid thereon qualifies as exempt from federal income tax.  Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds.  General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds that are municipal securities are in most cases revenue bonds and do not generally involve the pledge of the credit of the issuer of such bonds.  There are, of course, variations in the degree of risk of municipal securities, both within a particular classification and between classifications, depending upon numerous factors.

The yields on municipal securities are dependent upon a variety of factors, including general money market conditions, general conditions of the municipal securities market, size of particular offering, maturity of the obligation and rating of the issue.  The ratings of Moody's and S&P represent their opinions as to the quality of the municipal securities which they undertake to rate.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while municipal securities of the same maturity and coupon with different ratings may have the same yield.

A Fund may invest in "private activity" bonds.  A Fund may also purchase participation interests in municipal securities (such as industrial development bonds) from financial institutions, including banks, insurance companies and broker-dealers.  A participation interest gives a Fund an undivided interest in the municipal securities in the proportion that the Fund's participation interest bears to the total principal amount of the municipal securities.  These instruments may be variable or fixed rate.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states.  In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

Short-Term Investments.  For liquidity purposes or pending the investment in securities in furtherance of its investment objective, a Fund may invest up to 10% of its net assets in U.S. Government securities, repurchase agreements and high quality short-term debt and money market instruments.

Additional Information About the Funds

There can be no assurance that a Fund will grow to an economically viable size, in which case Fund management may determine to liquidate the Fund at a time that may not be opportune for shareholders.

Additional Information About the Health Sciences Fund

The Health Sciences Fund’s investment objective is long-term growth of capital. The Health Sciences Fund is a non-diversified management investment company. The Health Sciences Fund, under normal market conditions, will invest at least 80% of its assets (plus the amount of any borrowings for investment purposes) in equity and debt securities of U.S. and foreign health sciences companies. Equity securities are common stocks, preferred stocks, warrants and securities convertible into or exchangeable for common stocks. Health sciences companies are enterprises that commit at least 50% of their assets to, or derive at least 50% of their revenues or operating profits from, research, development, production or distribution of products or services related to health care, medicine or the life sciences.  Health sciences companies also may include a company that, in the judgment of the Investment Adviser, has the potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in health care, medicine or life sciences (a “health sciences business”), that holds itself out to the public as being primarily engaged in a health sciences business, and a substantial percentage of the company’s expenses are related to a health sciences business and these expenses exceed revenues from non-health sciences businesses.

Because the Health Sciences Fund will focus its investments in securities of companies that are principally engaged in the health sciences, the value of its shares will be especially affected by factors relating to the health sciences, resulting in greater volatility in share price than may be the case with funds that invest in a wider range of industries.

Companies engaged in biotechnology, drugs and medical devices are affected by, among other things, limited patent duration, intense competition, obsolescence brought about by rapid technological change and regulatory requirements. In addition, many health sciences companies are smaller and less seasoned, suffer from inexperienced management, offer limited product lines (or may not yet offer products), and may have persistent losses or erratic revenue patterns. Securities of these smaller companies may have more limited marketability and, thus, may be more volatile. Because small companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Health Sciences Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. There is also typically less publicly available information concerning smaller companies than for larger, more established ones.

Other health sciences companies, including pharmaceutical companies, companies undertaking research and development, and operators of health care facilities and their suppliers are subject to government regulation, product or service approval and, with respect to medical devices, the receipt of necessary reimbursement codes, which could have a significant effect on the price and availability of such products and services, and may adversely affect the revenues of these companies. These companies are also susceptible to product liability claims and competition from manufacturers and distributors of generic products. Companies engaged in the ownership or management of health care facilities receive a substantial portion of their revenues from federal and state governments through Medicare and Medicaid payments. These sources of revenue are subject to extensive regulation and government appropriations to fund these expenditures are under intense scrutiny. Numerous federal and state legislative initiatives are being considered that seek to control health care costs and, consequently, could affect the profitability and stock prices of companies engaged in the health sciences.

Health sciences companies are generally subject to greater governmental regulation than other industries at both the state and federal levels. Changes in governmental policies may have a material effect on the demand for or costs of certain products and services. A health sciences company must receive government approval before introducing new drugs and medical devices or procedures. This process may delay the introduction of these products and services to the marketplace, resulting in increased development costs, delayed cost-recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. Expansion of facilities by health care providers is subject to “determinations of need” by the appropriate government authorities. This process not only increases the time and cost involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of health care facilities operators, and negatively affecting the price of their securities.

Certain health sciences companies depend on the exclusive rights or patents for the products they develop and distribute. Patents have a limited duration and, upon expiration, other companies may market substantially similar “generic” products which have cost less to develop and may cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer.

Because the products and services of health sciences companies affect the health and well being of many individuals, these companies are especially susceptible to product liability lawsuits. The share price of a health sciences company can drop dramatically not only as a reaction to an adverse judicial ruling, but also from the adverse publicity accompanying threatened litigation.

Additional Information About the Technology Fund

                The Technology Fund’s investment objective is to provide long-term growth of capital.  The Technology Fund, under normal market conditions, will invest at least 80% of its assets in common stocks of companies that benefit significantly from technological innovations, advances and improvements.

Because the Fund concentrates in technology stocks, it is subject to sector risk and its share price will likely be subject to more volatility than the overall stock market.  The risks of investing only in technology-related stocks may be greater than investing in other market sectors or in a more diversified portfolio because of competitive pressures among technology companies that result in aggressive pricing of their products or services, and varying investor enthusiasm for technology and technology-related stocks.

Additionally, the prices of technology stocks will likely fluctuate more than non-technology stocks because technology companies are affected by scientific and technological developments and advancements and, for biotechnology companies in particular, may be subject to government regulation, including approval of their products.  Technology companies may also be subject to greater business risks and, accordingly, may be more sensitive to changes in economic conditions.  Many technology companies are currently operating at a loss and may never be profitable.  In addition, the share price of technology stocks may be more sensitive to companies’ disappointing quarterly or annual earnings results, such as lower sales or profits than originally projected.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds’ Board of Trustees has adopted Portfolio Holdings Disclosure Policies and Procedures (the “Policy”) to protect the interests of Fund shareholders and to address potential conflicts of interests that could arise between the interests of Fund shareholders and the interests of the Funds’ investment advisers, principal underwriters, or affiliated persons of the Funds, investment advisers or principal underwriters.  This Policy is applicable to the Investment Adviser and each Sub-Adviser to the Funds (collectively, the “Adviser” for purposes of this section).

The Policy is intended to prevent the misuse of material non-public information regarding the portfolio holdings of the Fund (“Holdings Information”).  Holdings Information will be disclosed to selected third parties only when the Funds have a legitimate business purpose for doing so, and the Recipients (as defined below) are subject to a duty of confidentiality (including a duty not to trade based on the non-public information).  Under this Policy, the receipt of compensation by a Fund, the Adviser or an affiliate as consideration for disclosing Holdings Information will not be deemed a legitimate business purpose.  Recipients will receive Holdings Information only after furnishing written assurances to the Adviser and/or the Funds that the Holdings Information will remain confidential, and Recipients and persons with access to the Holdings Information will be prohibited from trading based on the Information.  In all instances, Holdings Information will be disclosed only when consistent with the antifraud provisions of the federal securities laws and the Adviser’s fiduciary duties, and the Adviser’s and Fund’s obligations to prevent the misuse of material, non-public information.

Pursuant to the policy, the Funds, the Adviser, and their agents are obligated to:

·         Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;

·         Ensure that Holdings Information is not provided to a favored group of clients or potential clients; and

·         Adopt such safeguards and controls around the release of Holdings Information so that no client or group of clients is unfairly disadvantaged as a result of such release.

The following policies and procedures will apply to the disclosure of listings of portfolio holdings for one or more of the Funds by the Adviser and the Funds:

Internet Site and Quarterly Advertisements.  The Funds currently post the top ten holdings for each Fund on the Company’s public Internet site at www.integrityfunds.com.  This Holdings Information is updated daily.  The Funds also advertise the top ten holdings quarterly through printed material, which is also posted on the Internet site.  This printed material is updated as of the end of the calendar quarter and is available within fifteen days of each quarter end.  The Holdings Information posted on the Company’s public Internet site and listed in the printed advertisement material may list the securities in numeric order, beginning with the security constituting the largest percentage held by the Fund, and (1) may include the name of the security, the CUSIP, SEDOL and/or ticker symbol, the number of shares held by the Fund, the percentage weight of such security within the Fund and the cumulative percentage weight of each additional security in the Fund listed, and (2) will contain appropriate disclaimers.  The Adviser will seek to post the Holdings Information on its public Internet site in a format that cannot be easily modified by viewers.

SEC Filings.  The Funds must disclose their complete portfolio holdings quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter end of the Funds’ fiscal year or the Form N-CSR on the second and fourth quarter of the Funds’ fiscal year.  The N-Q report is not required to be mailed to shareholders, but is made public through the SEC electronic filings.

The Funds must provide either complete portfolio holdings or summaries of their portfolio holdings to shareholders in tabular or graphical format by identifiable categories (e.g., industry sector, geographic region, credit quality, or maturity) according to the percentage of net assets.  The ruling requires at least disclosure of the top 50 holdings (based on percentage of net assets) and any investment exceeding 1% of the Fund's net asset value.  This change is intended to provide a more concise and investor-friendly presentation of the allocation of a fund's investments across asset classes.

Other Disclosure.  The Adviser and the Funds currently do not disclose Holdings Information except as noted above.  Each of the Adviser’s officers or (“Designated Persons”) may authorize providing non-public Holdings Information of the Funds that is current as one business day after the month-end to only those financial advisers, registered accountholders, authorized consultants, authorized custodians or third-party data service providers (each a “Recipient”) who (1) specifically request the more current non-public Holdings Information for a legitimate business purpose which is not inconsistent with the Funds’ legitimate business purpose. The disclosure may include additional information; however, any such additional information provided to a Recipient shall not include any material information about the Funds’ trading strategies or pending transactions.

Designated Persons may approve the distribution in an electronic format of non-public Holdings Information posted on the public Internet site of the Company to Recipients and rating agencies upon request, and such Recipients and rating agencies will not be required to execute a Nondisclosure Agreement.

Occasions may arise where a Designated Person, the Adviser, the Funds or an affiliate may have a conflict of interest in connection with a Recipient’s request for disclosure of Holdings Information.  In order to protect the interests of shareholders and the Funds and to ensure no adverse effect on the shareholders or the Funds, in the limited instances where a Designated Person is considering making non-public Holdings Information, the Designated Person will disclose the conflict to the Chief Compliance Officer (“CCO”).  If the CCO determines, to the best of his knowledge following appropriate due diligence, that the disclosure of non-public Holdings Information would be in the best interests of shareholders, and the Funds and will not adversely effect the shareholders or the Funds, the CCO may approve the disclosure.  The CCO will document in writing any such exception (which identifies the legitimate business purpose for the disclosure) and will provide a report to the Board of the Fund for its review at a subsequent Board meeting.  Any such exceptions log shall be retained in the Fund’s records.

The Funds and the Adviser will not enter into any arrangement providing for the disclosure of Holdings Information for the receipt of compensation or benefit of any kind in return for the disclosure of the Holdings Information.

TRUSTEES AND OFFICERS

The Board of Trustees manages the business and affairs of the Trust and appoints or elects officers responsible for the day-to-day operations of the Trust and the execution of policies established by Board resolution or directive. In the absence of such provisions, the respective officers have the powers and discharge the duties customarily held and performed by like officers of corporations similar in organization and business purposes.

The Trustees who are not “interested persons” (for regulatory purposes) of the Trust or the Investment Adviser, any Sub-Adviser or the Distributor (the “Independent Trustees”) are charged with, among other functions, recommending to the full Board approval of the distribution, transfer agency and accounting services agreements and the investment advisory agreements. When considering approval of the existing advisory and sub-advisory agreements, the Independent Trustees evaluate the nature and quality of the services provided by the Investment Adviser, the applicable Sub-Adviser, the performance of the Funds, the Adviser’s or Sub-Advisor’s costs and the profitability of the agreements to the Adviser or Sub-Adviser, ancillary benefits to the Investment Adviser, the Sub-Adviser or their affiliates in connection with its relationship to the Funds and the amount of fees charged in comparison to those of other investment companies.

The Audit Committee consists of the three Independent Trustees of the Funds: Lynn W. Aas, Orlin W. Backes, and R. James Maxson. The primary function of the Audit Committee is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors, the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the full Board, reviews the independence of the independent auditors, reviews the adequacy of the Funds’ internal controls and prepares and submits Committee meeting minutes and supporting documentation to the full Board. During the Funds’ fiscal year ending December 31, 2004, the Audit Committee held six meetings.

The Governance and Nominating Committee consists of the three Independent Trustees of the Funds: Lynn W. Aas, Orlin W. Backes, and R. James Maxson.  The primary function of the Committee is to identify individuals qualified to become Board members, and recommend nominations for election to the Board.  The Governance and Nominating Committee also takes a leadership role in shaping the governance of the Funds.  The Committee has adopted a charter, and meets at least quarterly or more often.  The Committee prepares and submits meeting minutes and supporting documentation to the full Board.  During the Funds fiscal year ending December 31, 2004, the Governance and Nominating Committee held two meetings.

The Governance and Nominating Committee has adopted procedures regarding its review of recommendations for trustee nominees, including those recommendations presented by shareholders. When considering whether to add additional or substitute Trustees to the Board of Trustees of the Funds, the Trustees shall take into account any proposals for candidates that are properly submitted to the Trust's Secretary. Shareholders wishing to present one or more candidates for Trustee consideration may do so by submitting a signed written request to the Fund's Secretary at attn: Secretary, The Integrity Funds, 1 Main Street North, Minot, North Dakota 58703 which includes the following information: (i) name and address of shareholder and, if applicable, name of broker or record holder; (ii) number of shares owned; (iii) name of Fund(s) in which shares are owned; (iv) whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connecting with the election of Trustees; (v) the name and background information of the proposed candidates and (vi) a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.

The term of office for each Trustee is for the duration of the Trust or until removal, resignation or retirement.

Information pertaining to the Trustees and officers of the Trust, including their principal occupations for the last five years, is set forth below.

Disinterested Trustees

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 83	Trustee	Since September 2003	Retired; Attorney; Director, Integrity Fund of Funds, Inc., Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust (until May 2002).	18	None
Orlin W. Backes 15 2nd Ave., SW Suite 305 Minot, ND 58701 69	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	18	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 57	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Trustee, Integrity Managed Portfolios.	18	None

Interested Trustee and Officers

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 Main Street North Minot, ND 58703 71	Vice President and Secretary	Since May 2003	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc.; Vice President and Secretary, Integrity Managed Portfolios; and Director, ARM Securities Corporation ( May 2000 to June 2003).	3	None
**Robert E. Walstad 1 Main Street North Minot, ND 58703 60	Trustee, Chairman and President	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), Trustee, Chairman, President (since January 1996) and Treasurer (until May 2004), Integrity Managed Portfolios; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001- October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (since January 2002) and President (September 2002 to December 2004), Capital Financial Services, Inc.

				18	Director, Capital Financial Services, Inc
Brent M. Wheeler 1 Main Street North Minot, ND 58703 34	Treasurer	Since May 2004	Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (Since May 2004), Integrity Managed Portfolios and Integrity Mutual Funds.	NA

*The Fund Complex consists of the three funds in the Integrity family of funds listed above, six series of Integrity Managed Portfolios, and the nine series in The Integrity Funds.

** Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds’ Investment Adviser and principal underwriter.

Share Ownership in the Funds

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee and the aggregate dollar range of equity securities in all registered investment companies overseen by the Trustee in the Integrity family of investment companies is show below for the calendar year ended December 31, 2004:

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity in Securities in All Registered Investment Companies Overseen by Trustee in the Fund Complex
Disinterested Trustees:
Lynn Aas Orlin W. Backes R. James Maxson	$10,001-$50,000 None None	$10,001-$50,000 $0 – $10,000 $10,001-$50,000
Interested Trustees:
Robert E. Walstad	$0 – $10,000	$0 – $10,000

Compensation of the Board of Trustees

Beginning in 2004, Lynn Aas, Orlin W. Backes and R. James Maxson, who are not “interested persons” as that term is defined in the 1940 Act of the Funds, will be paid an annual fee of $12,000 for serving on the boards of the funds in the complex. The Chairman of the Trust’s Audit Committee and the Chairman of the Governance and Nominating Committee each receive an additional annual fee of $2,000. In addition to the nine Funds, these three Trustees are also directors or trustees of nine open-end investment companies advised by Integrity Money Management, Inc. The annual fee paid to the Trustees or directors are allocated among the funds in the complex as follows: each Fund pays a minimum $500 and the remainder of the fee is allocated among the Funds on the basis of their relative net asset values.  Messrs. Quist and Walstad, who are the only “interested persons” of the Funds, receive no compensation from the Funds.

The following table sets forth compensation paid by each Fund to each of the Trustees of the Funds and total compensation paid to each Trustee for the fiscal year ended December 31, 2004.  The Funds have no retirement or pension plans.

Compensation Table
Name of Person, Position(s)	Aggregate* Compensation from the Equity Fund	Aggregate* Compensation from the Income Fund*****	Aggregate* Compensation from the Value Fund	Aggregate* Compensation from the Small Cap Growth Fund
Lynn W. Aas Trustee	$597.53	$511.32	$623.39	$772.92
Orlin W. Backes Trustee	$597.53	$511.32	$623.39	$772.92
R. James Maxson Trustee	$597.53	$511.32	$623.39	$772.92

Robert E. Walstad Trustee and President	-0-	-0-	-0-	-0-
	___________	___________	___________	___________
Totals	$1,792.59	$1,533.96	$1,870.17	$2,318.76

Compensation Table
Name of Person, Position(s)	Aggregate* Compensation from the Health Sciences Fund	Aggregate* Compensation from the Technology Fund	Aggregate* Compensation from the High Income Fund	Aggregate* Compensation from the Municipal Fund
Lynn W. Aas Trustee	$672.86	$652.17	$383.00	$335.69
Orlin W. Backes Trustee	$672.86	$652.17	$383.00	$335.69
R. James Maxson Trustee	$672.86	$652.17	$383.00	$335.69

Robert E. Walstad Trustee and President	-0-	-0-	-0-	-0-
	__________	__________	__________	__________
Totals	$2,018.58	$1,956.51	$1,149.00	$1,007.07

Compensation Table
Name of Person, Position(s)	Aggregate** Compensation from the Growth & Income Fund	Aggregate*** Compensation from the All Season Fund	Total**** Compensation from Funds and Fund Complex Paid to Trustees
Lynn W. Aas Trustee	$-0-	$-0-	$14,000.00
Orlin W. Backes Trustee	$-0-	$-0-	$12,000.00
R. James Maxson Trustee	$-0-	$-0-	$12,000.00

Robert E. Walstad Trustee and President	-0-	-0-	-0-
	__________	__________	__________
Totals	$-0-	$-0-	$38,000.00

____________________

*               Based on compensation paid to the Trustees for the one-year period ended December 31, 2004, for services to the respective Fund.

**           The Funds’ reorganization of this Fund did not occur until April 22, 2005, thus did not pay the independent trustees for December 31, 2004, year-end service.

***         The Fund did not commence operations until August 1, 2005, and thus did not pay the independent Trustees for December 31, 2004, year-end service.

****       Based on the compensation paid to the Trustees for the one-year period ended December 31, 2004, for services to the Funds (excluding Growth & Income Fund and All Season Fund which did not operate at such time) and nine other open-end funds advised by Integrity.

*****    As of June 30, 2005, the Income Fund was closed.

ORGANIZATION AND CAPITALIZATION

From its inception in 1992 until February 9, 1998, the Integrity Funds were organized as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts. On February 9, 1998, the Collective Investment Trust reorganized as a Delaware statutory trust. In connection with this reorganization, the name of the trust was changed from "Canandaigua National Collective Investment Fund for Qualified Trusts" to "The Canandaigua Funds."  On March 3, 2003, the trust was renamed “The Integrity Funds”.

The Integrity Funds are authorized to issue an unlimited number of shares. The Trustees of the Integrity Funds are responsible for the overall management and supervision of its affairs. Each share represents an equal and proportionate interest in the Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the 1940 Act, shareholders of each Fund are required to approve the adoption of any investment advisory agreement relating to such Fund and of any changes in fundamental investment restrictions or policies of such Fund. Shares of the Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered by the Integrity Funds' Declaration of Trust (the "Declaration of Trust") and Bylaws to create, without shareholder approval, additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Integrity Funds do not intend to hold annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of all outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares entitled to vote. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders.  However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

SHAREHOLDER AND TRUSTEE LIABILITY

The Integrity Funds is organized as a Delaware statutory trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that none of the Funds will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Integrity Funds. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Integrity Funds or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Integrity Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Integrity Funds and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

PRINCIPAL SHAREHOLDERS

To the best knowledge of the respective Funds, as of July 5, 2005, the following shareholders owned, of record or beneficially 5% or more of the shares outstanding of the Equity, Income, and Municipal Fund.

Integrity Equity Fund Class A:

Name	Address	Percent Ownership
Jerry J Szilagyi & Isobel L Szilagyi	5 Abbington Dr	28.14%
	Lloyd Harbor, NY 11743

Name	Address	Percent Ownership
First Clearing, LLC A/C	61Morningside Dr	24.74%
Jill Wynn IRA FCC as Custodian	Greenwich CT 06830-6740

Name	Address	Percent Ownership
Integrity Mutual Funds, Inc.	#1 Main Street North	13.23%
	Minot, ND 58703

Name	Address	Percent Ownership
NFSC FEBO	316 Costley Rd	11.79%
Douglas W Packer	Vestod, NY 13850

Name	Address	Percent Ownership
West Brand & CO FBO	151 Somerset St	10.40%
Kevin Tardif Roth IRA	West Hartford, CT 06110

Name	Address	Percent Ownership
Mildred J. Johnson	PO Box 521	8.76%
	Lindsay, OK 73052

Integrity Municipal Fund Class A:

Name	Address	Percent Ownership
Raymond James & Assoc Inc. FBO	880 Carillon Pkwy	17.55%
	St Petersburg, FL 33716

Name	Address	Percent Ownership
LPL Financial Services A/C 3203-7196	9785 Towne Centre Drive	14.41%
	San Diego, CA 92121-1968

Name	Address	Percent Ownership
LPL Financial Services A/C 5424-2667	9785 Towne Centre Drive	9.07%
	San Diego, CA 92121-1968

Name	Address	Percent Ownership
Edward D Jones & Co.	PO Box 2500	9.48
F/A/O Lewis E Gomer & Mary A. Gomer EDJ# 573-08642-1-1	Maryland Heights, MO 63043-8500

Name	Address	Percent Ownership
Raymond James & Assoc Inc	880 Carillon Pkwy	8.41%
FBO Bass Trust Bin# 84457794	St Petersburg, FL 33716

Name	Address	Percent Ownership
Edna Baade	501 South Isadore	8.23%
	Mitchell, SD 57301-3862

Name	Address	Percent Ownership
LPL Financial Services A/C 2867-1123	9785 Towne Centre Drive	5.02%
	San Diego, CA 92121-1968

Integrity Equity Fund Class N:

Name	Address	Percent Ownership
Canandaigua Select Equity Fund	72 S Main St.	88.29%
	Canandaigua, NY 14424-1905

Integrity Growth & Income Fund:

Name	Address	Percent Ownership
Charles Schwab Co Inc	101 Montgomery Street	44.89%
	San Francisco, CA 94104-4122

As of July 5, 2005, no person owned of record or was known by the Value Fund, Small Cap Growth Fund, Health Sciences Fund, Technology Fund, High Income Fund Class A and High Income Fund Class C to own of record or beneficially 5% or more of the Value, Small Cap Growth, Health Sciences, Technology Fund, High Income Fund’s Class A and High Income Fund’s Class C outstanding shares. In addition, as of July 5, 2005, Robert E. Walstad an officer and trustee (including family members), owns 1.74% of the Integrity Equity Fund and owns less than 1% of the shares of the other Funds. The other officers and trustees (including family members) of the Funds, in the aggregate, own less than 1% of the shares of the Funds.

INVESTMENT ADVISER

Integrity Money Management, Inc., has been retained by each Fund under an Investment Advisory Agreement to act as each Fund’s investment adviser, subject to the authority of the Board of Trustees pursuant to a Management and Advisory Agreement (each an “Investment Advisory Agreement”).  Integrity Money Management is a wholly owned subsidiary of Integrity Mutual Funds, Inc. (“Company”), a corporation organized under the laws of North Dakota on September 22, 1987.   Integrity Money Management makes the day-to-day investment decisions or oversees those decisions made by Sub-Advisers for the Funds and continuously reviews, supervises and administers those Funds’ investment program the portfolio management teams.  The address of Integrity Money Management is 1 Main Street North, Minot, North Dakota 58703.

Prior to May 23, 2003, the Canandaigua National Bank & Trust Company (the “Former Adviser”) served as investment adviser to the Equity Fund.  Each of the Value Fund, Small Cap Growth Fund, Technology Fund and Health Sciences Fund (each, a “Predecessor Series”) is the successor to a fund that was a series of other registrant companies, The Willamette Funds, from April 1, 2001 to September 19, 2003, and The Coventry Group prior to April 1, 2001.  Willamette Asset Managers, Inc. (“Willamette”) served as investment adviser to the Predecessor Series.  The Growth & Income Fund (a “Predecessor Series”) is the successor to a fund that was a series of the IPS Funds a registered investment company, since the Fund’s inception date.  Prior to April 22, 2005, IPS Advisory (the “Former Adviser”) served as investment adviser to the Growth & Income Fund.

Each Investment Advisory Agreement provides that the Investment Adviser will provide each Fund with investment research, advice and supervision and will furnish continuously an investment program for that Fund consistent with the investment objectives and policies of that Fund. The Investment Adviser is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory, research and statistical data and related clerical expenses.

Under the terms of each Investment Advisory Agreement, the Investment Adviser manages the investment of the assets of the applicable Fund in conformity with the investment objectives and policies of that Fund. It is the responsibility of the Investment Adviser to make investment decisions for each Fund and to provide continuous supervision of the investment portfolios of each Fund. The Investment Adviser has agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, certain clerical, accounting and bookkeeping services, and certain other services required by each Fund.

The Investment Adviser pays expenses incurred by it in connection with acting as investment adviser, other than costs (including taxes and brokerage commissions, if any) of securities purchased for the Funds and other expenses paid by the Funds as detailed in each Fund’s Investment Advisory Agreement. Expenses incurred by the Investment Adviser in connection with acting as investment adviser include the costs of accounting, data processing, bookkeeping and internal auditing services (other than costs related to shareholder account servicing), and rendering periodic and special reports to the Board of Trustees. The Investment Adviser pays for all employees, office space and facilities required by it to provide services under the Investment Advisory Agreement, except for specific items of expense referred to below.

For its services under each Investment Advisory Agreement, the Investment Adviser is paid with respect to each Fund a monthly management fee at the annual rate of 1.00% of each Fund's average daily net assets for the Equity Fund, Value Fund, Growth & Income Fund, and High Income Fund, 1.20% of each Fund's average daily net assets for the Small Cap Growth Fund, Health Sciences Fund and Technology Fund, 2.00% of the average daily net assets for the All Season Fund and 0.60% of the Fund's average daily net assets for the Municipal Fund.  During the fiscal years ended December 31, 2002, the Equity Fund paid the Former Adviser a net total of $156,915, respectively, in aggregate advisory fees, which amounted to 0.94% of that Fund's average annual net assets for each period.

For the fiscal years ended March 31, 2002 and 2003, Willamette was entitled to, and voluntarily waived, advisory fees in the following amounts for the Predecessor Series:

ADVISORY FEES FYE 3/31
	2002		2003
	Earned	Waived	Earned	Waived
Value Fund	$121,430	$-0-	$104,627	$-0-
Small Cap Growth Fund	377,267	62,878	277,642	46,274
Health Sciences Fund	283,117	47,186	192,152	32,036
Technology Fund	181,374	63,109	129,688	54,037

For the fiscal years ended November 30, 2002, 2003 and 2004, IPS Advisory was entitled to, and voluntarily waived, advisory fees in the following amounts for each of the Predecessor Series:

ADVISORY FEES FYE 11/30
	2002		2003		2004
	Earned	Waived	Earned	Waived	Earned	Waived
Growth & Income Fund	$2,521,326	$-0-	$1,177,214	$-0-	$ 1,064,771	$-0-

For the fiscal year ended December 31, Integrity Money Management was entitled to, and voluntarily waived, advisory fees in the following amounts for each of the Predecessor Series for 2003 and the Integrity Funds for 2004:

ADVISORY FEES FYE 12/31
	2003		2004
	Earned	Waived	Earned	Waived
Equity Fund	$129,356	$36,177	$99,966	$81,416
Value Fund	73,450	14,133	102,907	22,747
Small Cap Growth Fund	180,008	4,713	265,310	53,156
Health Sciences Fund	141,665	28,935	182,469	42,433
Technology Fund	109,567	44,352	152,142	39,850
*Income Fund	11,149	10,470	9,787	9,787
**High Income Fund	-0-	-0-	59,516	56,812
**Municipal Fund	-0-	-0-	4,536	4,536

* As of June 30, 2005, the Income Fund was closed.

* The High Income Fund and Municipal Fund inception dates are April 30, 2004, and thus, these Funds did not pay advisory fees for the fiscal year end December 31, 2003.

*** The All Season Fund did not exist until August 1, 2005, and thus did not pay advisory fees for the fiscal year end December 31, 2004.

Except for the expenses described above, that have been assumed by the Investment Adviser, all expenses incurred in administration of the Integrity Funds will be charged to the Funds or to a particular Fund, as the case may be, including investment management fees; fees and expenses of the Board of Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Integrity Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including sub-custodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; and insurance premiums. The Integrity Funds is also liable for nonrecurring expenses, including litigation to which it may from time to time be a party. Expenses incurred for the operation of a particular Fund, including the expenses of communications with its shareholders, are paid by that Fund.

The Investment Advisory Agreement with each Fund continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by a majority of the Trustees who are not parties to the Investment Advisory Agreement or “interested persons,” for regulatory purposes, of any such party except in their capacity as Trustees of the Fund, and by the shareholders or the Board of Trustees.  Each Investment Advisory Agreement may be terminated at any time upon 60 days’ written notice by the relevant Fund or by a majority vote of the outstanding shares or 90 days’ written notice by the Investment Adviser and will terminate automatically upon assignment.

The Investment Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Investment Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

Mr. F. Martin Koenig, CFA, is the portfolio manager of the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund and has responsibility for the day-to-day management of those portfolios. Mr. Koenig has significant prior expertise managing portfolios with investment strategies similar to these Funds. Prior to joining Integrity in 2003, from 1989 until 2002 Mr. Koenig was Chairman, CEO and CIO of Koenig Advisors, a federally registered investment adviser where he managed separate accounts and hedge funds for high net worth investors. Mr. Koenig has been managing assets since 1968 with several firms including Chase Manhattan Bank, AIG Global Investors, Mitsubishi Bank Trust Co. of New York and EB Advisors, Inc. He is assisted by Steven Henry Breyer, CFA, the Assistant Portfolio Manager, although Steve does not have final responsibility for the Funds' investment decisions.

As of December 31, 2004, Mr. Koenig's compensation is based on salary paid every other week.  He is not compensated for client retention.   Integrity Mutual Funds, Inc., sponsors a 401(k) plan for all its employees.  This plan is solely funded by employee elective deferrals.  Integrity Mutual Funds, Inc., has established a program in which it will grant interests in Integrity Mutual Funds Inc., stock to current employees that meet certain eligibility requirements, as a form of long-term incentive.  The program is designed to allow investment staff and other key employees to participate in the long-term growth of the value of the firm.

Mr. Monte Avery is the portfolio manager of the Municipal Fund and has responsibility for the day-to-day management of its portfolio. Mr. Avery started in the securities business with PaineWebber in 1981 as a retail broker transferring to Dean Witter in 1982.  In 1988, Mr. Avery joined Bremer Bank, N.A. (Minot, ND) to help start their Invest Center.  He transferred back to Dean Witter in 1993 until joining Integrity Mutual Funds, Inc., in 1995.  Since that time, Mr. Avery has been a co-manager of Integrity Fund of Funds, Inc., Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc., and the Integrity Managed Portfolios and effective in February 2000, the manager of these funds.

As of March 1, 2005, Mr. Avery's compensation is based on salary paid every other week.  He is not compensated for client retention.  In addition, Integrity Mutual Funds, Inc., sponsors a 401(K) plan for all its employees. This plan is solely funded by employee elective deferrals. Integrity Mutual Funds, Inc., has established a program in which it will grant interests in Integrity Mutual Funds, Inc., stock to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow investment staff and other key employees to participate in the long-term growth of the value of the firm.

Investment Sub-Adviser – Equity Fund

Ancora Adviser LLC (“Ancora”), an investment advisory firm founded on February 15, 2003, has been retained to act as the Sub-Adviser to the Equity Fund, under an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”).  Ancora also provides investment advisory services to high net worth individuals, pension and profit sharing plans and charitable organizations.  Ancora is majority owned and controlled by Richard A. Barone, its President.  As of December 31, 2004, Mr. Barone directly owned 4.26% and indirectly owned 6.77% through Ancora Securities, Inc., of Integrity Mutual Fund’s common stock.  The Investment Adviser and Trust have chosen to engage Ancora’s services as sub-adviser to the Equity Fund in part because of Mr. Barone’s prior expertise and performance in advising other funds similar in objective to that of the Fund.  Subject to the oversight and approval of the Investment Adviser, Mr. Barone, as portfolio manager, has sole responsibility for the day-to-day management of the portfolio of the Equity Fund. In addition, Ancora is responsible for maintaining the transaction and compliance related records of the Fund.   Mr. Barone was formerly portfolio manager for Fifth Third Funds (3 funds)(2001-2002), CEO of Maxus Investment Group (1973-2001) and Chairman and portfolio manager of the Maxus Funds (3 funds) (1985-2001).

For its services under the Sub-Advisory Agreement, the Investment Adviser pays Ancora a fee calculated at an annual rate 0.35% of the total assets of the Equity Fund.  The Sub-Advisory Agreement is effective for one year and continues in effect for successive twelve-month periods, provided that it is annually approved for continuance by the Board of Trustees.

                For the fiscal years ended March 31, 2002, and as of December 31, 2003 and 2004, Ancora received the following sub-advisory fees $0, $25,873.77 and $39,685.31, respectively.

As of December 31, 2004, Richard Barone received compensation under the terms of the Sub-Advisory Agreement between Integrity Money Management and Ancora.  He also received a modest consulting fee for his services to Ancora and a year-end profit distribution in proportion to his ownership percentage in Ancora.

Investment Sub-Adviser – High Income Fund and All Season Fund

SMH Capital Advisors, Inc. (“SMH”), an investment advisory firm founded on 1997, has been retained to act as the Sub-Adviser to the High Income Fund and the high yield securities in the investment portfolio of the All Season Fund, under an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”).  SMH also provides investment advisory services to high net worth individuals, pension and profit sharing plans and charitable organizations.  Sanders Morris Harris Group is the parent company of SMH.  The Investment Adviser and Trust have chosen to engage SMH’s services as sub-adviser to the High Income Fund and All Season Fund in part because of SMH’s prior expertise and performance in advising other accounts similar in objective to that of the High Income Fund.  Subject to the oversight and approval of the Investment Adviser, Jeff Cummer and Dwayne Moyers have sole responsibility for the day-to-day management of the portfolio of the High Income Fund and the high yield corporate bond portion of the All Season Fund.  Jeffrey Cummer is a graduate of the University of Illinois with a BA in Finance with specialty in Risk Management.  Dwayne Moyers is the senior portfolio manager and chief investment officer of SMH.  Before teaming with Jeff Cummer, Moyers was a credit analyst with the Tandy Corporation.  SMH also has responsibility for maintaining the transaction and compliance related records of the High Income Fund and the high yield corporate bond portion of the All Season Fund.

As compensation for the sub-advisory services it provides to the High Income Fund, the Investment Adviser pays SMH 50% of the management fee that the Investment Adviser receives from the Fund.  SMH also manages the high yield securities in the All Season portfolio, and All Season Financial Advisors manages the remainder of the assets.  As compensation for the sub-advisory services it provides to the All Season Fund, the Investment Adviser pays SMH .50% of the portion of average daily net assets managed by SMH.    The fee paid to the Sub-Adviser by the Investment Adviser will be paid from the Investment Adviser’s management fee and is not an additional cost to the Funds. The Sub-Advisory Agreement is effective for two years and continues in effect for successive twelve-month periods, provided that it is annually approved for continuance by the Board of Trustees.

SMH began serving as the Sub-Adviser to the High Income Fund as of the inception date of the Fund, April 30, 2004, and thus has not earned any sub-advisory fees from the High Income Fund for 2002 and 2003 fiscal years.  For the fiscal year ended December 31, 2004, SMH received the following sub-advisory fees $2,704.23 from the High Income Fund.

SMH began acting as the sub-advisor for the high yield securities in the investment portfolio of the All Season Fund on August 1, 2005, the inception date of the Fund, and thus has not earned any sub-advisory fees from the All Season Fund.

As of December 31, 2004, both Jeff Cummer and Dwayne Moyers received compensation that is a combination of salary and a bonus based on profitability of SMH Capital Advisers, the Sub-Adviser.  The profitability bonus is based on a percentage of the profits of SMH over $1,000,000.

Investment Sub-Adviser  - Growth & Income Fund

IPS Advisory has been retained to act as the Sub-Adviser for the Growth & Income Fund, under an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”). The Sub-Adviser provides investment research, furnishes advice and recommendations regarding securities to be purchased and sold, and manages the investments of the Fund, subject to the oversight of the Investment Adviser and the Trust’s Board of Trustees. The Sub-Adviser’s principal office is located at 9111 Cross Park Drive, E-120, Knoxville, TN 37923.

The Senior Portfolio Manager of the Growth & Income Fund is Robert Loest, Ph.D., CFA, Chief Executive Officer of the Sub-Adviser.  Mr. Loest has extensive experience in equities analysis, having managed investment portfolios for individual clients, including corporations and retirement plans, on a full time basis since 1989.  Mr. Loest has managed the Fund’s portfolio since its inception.

As compensation for the sub-advisory services it provides to the Growth & Income Fund, the Investment Adviser pays IPS .60% of the average daily net assets under management.  After providing notice to the Fund’s Board, the Investment Adviser and IPS may vary the fee and the other terms of the compensation paid by the Investment Adviser to IPS, provided that IPS receives, on an annual basis, a minimum fee of .40% of the average daily net assets under management.  The fee paid to the Sub-Adviser by the Investment Adviser will be paid from the Investment Adviser’s management fee and is not an additional cost to the Fund. The Sub-Advisory Agreement is effective for two years and continues in effect for successive twelve-month periods, provided that the Board of Trustees approves it annually for continuance.

IPS Advisory began serving as Sub-Adviser to the Growth & Income Fund as of the inception date of the Fund, April 22, 2005, and thus has not earned any sub-advisory fees from the Growth & Income Fund for the past three fiscal years.  However, IPS Advisory did earn advisory fees from the predecessor funds, IPS Millennium Fund and New Frontier funds.

 Mr. Loest is paid a base salary, and is eligible to participate in IPS Advisory’s retirement plan arrangements.  Heis also a co-founder and 50% owner of IPS Advisory, and is entitled to profits related to his share of ownership.  Since profits are expected to increase as assets increase, Mr. Loest is expected to receive increased profits as a shareholder as Account assets (including, without limitation, the assets of the IPS Series or Growth & Income Fund) increase.  Under the Sub-Advisory Agreement between Integrity Money Management and IPS Advisory, IPS Advisory will be entitled to an increase in its compensation as assets in the Growth & Income Fund increase.  In addition, under the Purchase and Sale Agreement by and between IPS Advisory and Integrity Mutual Funds dated November 1, 2004, IPS Advisory or its principals are entitled to receive stock options in Integrity Mutual Funds, Inc., if assets in the Growth & Income Fund increase to certain levels.  Each of these arrangements will also have the effect of increasing Mr. Loest’s profits as a shareholder of IPS Advisory

Investment Sub-Adviser  - All Season Fund

All Season Financial Advisors (“ASFA”), has been retained to act as the Sub-Adviser for the All Season Fund under an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”). ASFA provides investment research, furnishes advice and recommendations regarding securities to be purchased and sold, and manages the investments of the Fund, subject to the oversight of the Investment Adviser and the Trust’s Board of Trustees.  ASFA’s principal office is located at 731 Sherman Street, Denver, CO 80203.

The Senior Portfolio Manager of the All Season Fund is Sam Jones, who is the president of ASFA.  Mr. Jones adds a technical hedge fund element to the firm’s trading strategies by applying quantitative and qualitative thresholds to the Investment portfolios.

As compensation for the sub-advisory services it provides to the All Season Fund, the Investment Adviser pays All Seasons Financial Advisors 90% of the management fee that the Investment Adviser receives on the average daily net assets of the Fund net of fee waivers due to expense caps less any sub-advisory fees paid to SMH.  After providing notice to the Fund's Board, the Investment Adviser and All Season Financial Advisors may vary the fee and the other terms of the compensation paid by the Investment Adviser to All Season Financial Advisors, provided that All Season Financial Advisors receives a minimum of 50% of the management fee that the Investment Adviser receives.  The fee paid to the Sub-Adviser by the Investment Adviser will be paid from the Investment Adviser’s management fee and is not an additional cost to the Fund. The Sub-Advisory Agreement is effective for two years and continues in effect for successive twelve-month periods, provided that the Board of Trustees approves it annually for continuance.

All Season Financial Advisors began serving as Sub-Adviser to the All Season Fund as of the date of this SAI, and thus has not earned any sub-advisory fees from the All Season Fund for the past three fiscal years.

Mr. Jones is paid a base salary, and is eligible to participate in All Season Financial Advisor’s retirement plan arrangements.  Since profits are expected to increase as assets increase, Mr. Jones is expected to receive increased profits as a shareholder as Account assets (including, without limitation, the assets of the All Season Fund) increase.  Under the Sub-Advisory Agreement between Integrity Money Management and All Season Financial Advisors, All Season Financial Advisors will be entitled to an increase in its compensation as assets in the All Season Fund increase.

Board Consideration and Approval of Investment Advisory Agreement – All Season Fund

The approval and the continuation of a fund’s investment advisory and investment sub-advisory agreements must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (“independent trustees”), cast in person at a meeting called for the purpose of voting on such approval.  In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Integrity Money Management, Inc., the Fund’s Investment Adviser (“the Investment Adviser” or “Adviser”), that is deemed reasonably necessary to evaluate the terms of the Management and Investment Advisory Agreement (“Advisory Agreement”). The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals.  At a meeting held on June 29, 2005, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Advisory Agreement between the All Season Fund and the Investment Adviser, the Investment Sub-Advisory Agreements (“Sub-Advisory Agreements”), between the Investment Adviser and ASFA and between the Investment Adviser and SMH.

The Trustees, including a majority of Trustees who are neither party to the Advisory or Sub-Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory and Sub-Advisory Agreements.  In determining whether it was appropriate to approve the Advisory and Sub-Advisory Agreements, the Trustees requested information provided by the Investment Adviser and each Sub-Adviser that it believed to be reasonably necessary to reach its conclusion.  In connection with the approval of the Advisory and Sub-Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities and Exchange Commission (“SEC”) directives relating to the approval of advisory contracts which include, but are not limited to, the following:

(a)     the nature, extent and quality of the adviser’s services;

(b)     the investment performance of the fund and the adviser;

(c)     the costs of the services to be provided and profits to be realized by the adviser and its affiliates from the relationship with the fund;

(d)     the extent to which economies of scale would be realized as the fund grows; and

(e)     whether fee levels reflect economies of scale for the benefit of fund investors.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services:  The Investment Adviser currently provides services to eighteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds.  The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance.  A comparison of the All Season Fund’s pro forma net operating expenses under the Advisory Agreement vis-à-vis comparable funds reflected that most of the comparable funds have similar expense structures to the Fund.  The Fund’s proposed net expense ratio of 2.65% for Class A shares was comparable to other funds of similar objective and size.  The other funds managed by the Investment Adviser have traditionally had a relatively low net ratio of expenses.  The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided.  The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Investment Performance:  The performance of the All Season Fund was not considered since the Fund does not have any prior performance.

Profitability:  The Board has reviewed the financial statements of the Investment Adviser at prior meetings and most recently the year-ended December 31, 2004.  The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund and does not participate in any soft dollar arrangements from securities trading.  The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund.

Economies of Scale:  Since the Fund is a new fund, the Board determined that there were not economies of scale to be realized by the Investment Adviser in managing the Fund’s assets and that the fee was structured appropriately based on the size of the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance.  The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of ASFA, the strategic plan involving the All Season Fund, and the potential for increased distribution and growth of the Fund.  Thus, the Trustees, including a majority of the Independent Trustees, determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the All Season Fund and its shareholders.

Board Consideration and Approval of Sub-Advisory Agreement with All Season Financial Advisors, Inc.

In determining whether it was appropriate to approve the Sub-Advisory Agreement between the Investment Adviser and ASFA with respect to the All Season Fund, the Trustees requested information from ASFA that they believed to be reasonably necessary to reach their conclusion.  The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Sub-Advisory Agreement:

Nature, Extent and Quality of Services:  The Board acknowledged that Sam Jones, the proposed Portfolio Manager for the All Season Fund, has experience in managing separately managed accounts using the same strategy that will be used for the Fund and has had success in reaching positive returns over the last 10 years in both up and down markets.  The Board is satisfied with ASFA’s representations regarding its staffing and capabilities to manage the All Season Fund, including the retention of personnel with significant relevant portfolio management experience.  The Board was satisfied with the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and expected performance achieved by ASFA.  The Board considered the sub-advisory fees paid to ASFA to be fair and reasonable, in light of the investment sub-advisory services expected to be provided, the anticipated costs of these services and the comparability of the sub-advisory fees to fees paid by comparable mutual funds.  Based on the review of ASFA, including a review of the possible conflicts of interest, its code of ethics, and Advisory Policy and Procedure Manual, the Board felt that the overall nature and quality of services are satisfactory.

Investment Performance:  Although the performance of the All Season Fund was not considered since the Fund does not have any prior performance, the Board did review the composite performance that ASFA has achieved for its separately managed accounts.  The separately managed accounts have similar investment strategies and objectives as the new Fund.  The Board was satisfied with the composite performance achieved by ASFA with its separately managed accounts.

Profitability:  The Board obtained and reviewed recent financial statements of the Sub-Adviser.  The Board also noted that the Sub-Adviser does not realize material direct benefits from its relationship with the Fund and does not participate in any soft dollar arrangements from securities trading.  The Board determined that the profitability of the Sub-Adviser was not excessive based on the services it will provide for the Fund.

Economies of Scale:  Since the Fund is a new Fund, the Board determined that there were not economies of scale to be realized by the Sub-Adviser in managing the Fund’s assets and that the fee was structured appropriately based on the size of the Fund.

In voting unanimously to approve the Sub-Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance.  The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of ASFA, the strategic plan involving the All Season Fund, and the potential for increased distribution and growth of the Fund.  Thus, the Trustees, including a majority of the Independent Trustees, determined that, after considering all relevant factors, the adoption of the Sub-Advisory Agreement would be in the best interest of the All Season Fund and its shareholders.

Board Consideration and Approval of Sub-Advisory Agreements with SMH Capital Advisors, Inc.

In determining whether it was appropriate to approve the Sub-Advisory Agreements between the Investment Adviser and SMH, the Trustees requested information from SMH that they believed to be reasonably necessary to reach their conclusion.  The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Sub-Advisory Agreement:

Nature, Extent and Quality of Services:  SMH has significant expertise in managing high yield corporate bond portfolios for separately managed accounts and the Integrity High Income Fund.  The Board considered SMH’s representations regarding its staffing and capabilities to manage the All Season Fund, including the retention of personnel with significant relevant portfolio management experience.  The Board felt satisfied with the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and expected performance to be achieved by SMH.  The Board considered the sub-advisory fees paid to SMH fair and reasonable, in light of the investment sub-advisory services expected to be provided, the anticipated costs of these services and the comparability of the sub-advisory fees to fees paid by comparable mutual funds.  Based on the review of SMH, including a review of the possible conflicts of interest, their code of ethics, and Advisory Policy and Procedure Manual, the Board felt that the overall nature and quality of services are satisfactory.

Investment Performance:  The performance of the All Season Fund was not considered since the Fund does not have any prior performance.

Profitability:  The Board has reviewed recent financial statements of the Sub-Advisor.  The Board also noted that the Advisor does not realize material direct benefits from its relationship with the Fund and does not participate in any soft dollar arrangements from securities trading.  The Board determined that the profitability of the Sub-Adviser was not excessive based on the services it will provide for the Fund.

Economies of Scale:  Since the Fund is a new fund the Board determined that there were not economies of scale to be realized by the Sub-Adviser in managing the Fund’s assets and that the fee was structured appropriately based on the size of the Fund.

In voting unanimously to approve the Sub-Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance.  The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of SMH, the strategic plan involving the All Season Fund, and the potential for increased distribution and growth of the Fund.  Thus, the Trustees, including a majority of the Independent Trustees, determined that, after considering all relevant factors, the adoption of the Sub-Advisory Agreements would be in the best interest of the All Season Fund and its shareholders.

Board Approval of Advisory and Sub-Advisory Agreements

The discussion of the Board of Trustees' basis for approving the Advisory and Sub-Advisory Agreements is available in each Fund's annual report to shareholders covering the six months ended December 31, 2004, except for the Growth & Income Fund which is in the semi-annual report covering the six months ended May 31, 2005.  The Board of Trustees’ basis for approving the Advisory and Sub-Advisory Agreements for the All Season Fund is disclosed above.  The annual report, semi-annual report and the SAI are available, free of charge, upon request by calling 1-800-276-1262, at the Trust’s Internet site at www.integrityfunds.com or at the SEC’s Internet site at http//www.sec.gov.

The renewal of the Investment Advisory Agreements between each of the Funds, except the Growth & Income Fund and All Season Fund, and Integrity Money Management were approved by the Board at a meeting held on December 17, 2004.  The sub-advisory agreement, between the Investment Adviser and Ancora, was approved by the Board at a meeting held on December 17, 2004.  The sub-advisory agreement, between the Investment Adviser and SMH, was approved by the Board at a meeting held on December 17, 2004.  The initial Investment Advisory Agreements of the High Income Fund and Municipal Fund were approved by the shareholders of these series on April 30, 2004.  The Investment Advisory Agreements of the Equity Fund and Income Fund were approved by the shareholders of these series on May 23, 2003, and the Investment Advisory Agreements of the Value Fund, Small Cap Growth Fund, Technology Fund and Health Sciences Fund were approved by shareholders on August 29, 2003.  The initial Investment Advisory Agreements of the Growth & Income Fund were approved by the shareholders on April 20, 2005. The initial Investment Advisory Agreements of the All Season Fund were approved by the shareholders on August 1, 2005

Potential Conflicts of Interest – Investment Adviser  and Investment Sub-Advisers

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account.  More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund.  The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.  The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

·         With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction.  The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

·         The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has a day-to-day management responsibilities.  The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts.  One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares.  Because part of Mr. Loest’s compensation is linked to the sale of Fund shares, he may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares.

·         Although the Portfolio Managers generally do not trade securities in their own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts.  Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

·         In general, IPS Advisory does not invest accounts in private placements, IPOs or similar limited investment opportunities.  However, to the extent that Mr. Loest recommends a limited investment opportunity for multiple accounts, IPS Advisory has adopted a policy to allocate such limited opportunities pro rata based on account size, available cash or any other method determined to be fair by IPS Advisory; provided, however, that IPS Advisory may determine a minimum amount that accounts must be able to purchase to participate.

The Investment Adviser and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Share Ownership in the Funds

The dollar range of equity securities beneficially owned by the Portfolio Managers and the aggregate dollar range of equity securities in all registered investment companies overseen by the Portfolio Managers in the Integrity family of investment companies for the calendar year ended December 31, 2004, is as follows:

Name of Portfolio Manager	Number of Registered Investment Companies & Total Assets for Such Accounts	Beneficial Ownership of Equity Securities in the Funds Managed by the Portfolio Manager	Number of Other Pooled Investment Vehicles Managed and Total Assets for Such Accounts	Number of Other Accounts Managed and Total Assets for Such Accounts
F. Martin Koenig	4 accounts with assets of $56.7Million	$0-$10,000 in each of the 4 Funds managed	None	None
Monte Avery	10 accounts with assets of $274.4Million	None	None	None
Richard A. Barone	2 accounts with assets of $19.8 million	None	3 accounts with assets of $13.7 million	67 accounts with assets of $76.0 million
Jeff Cummer	1 account with assets of $18.7 million	None	1 pooled account with assets of $10.0 million	552 accounts with assets of $462.0 million
Dwayne Moyers	1 account with assets of $18.7 million	None	1 pooled account with assets of $10.0 million	552 accounts with assets of $462.0 million

Mr. Loest did not manage the Growth & Income Fund until April 25, 2005, therefore this information is not required to be disclosed.

Mr. Jones did not manage the All Season Fund until August 1, 2005, therefore this information is not required to be disclosed.

Manager of Managers

The Integrity Funds has applied for an order from the SEC permitting the Funds to be managed under a “manager of managers” structure. If this order is granted, the Investment Adviser will, subject to the supervision and approval of the Trust’s Board of Trustees, be permitted to hire, terminate or replace investment sub-advisers for each of the Funds without shareholder approval. However, if the Funds hire a new sub-adviser, they will provide written information concerning the new sub-adviser to shareholders of the Fund concerned. The purpose of the “manager of managers” structure is to give the Investment Adviser maximum flexibility with respect to the management of the Funds, and to permit the Investment Adviser and the Integrity Funds’ Board of Trustees to quickly react to poor investment performance by an investment sub-adviser or other service issues at less cost to shareholders. No order has been received from the SEC, and there is no guarantee that the Trust will obtain this order from the SEC.

Exemption from the Provisions of Section 12(d)(1)(F)(ii)

The Integrity Funds has filed for an order to the SEC under Section 12(d)(1)(J) of the Investment Company Act of 1940 (the “Act”) for an exemption from the limitations of Section 12(d)(1)(F)(ii) to the extent necessary to permit the Funds to charge a sales load in excess of 1-1/2 percent.  No order has been received from the SEC, and there is no guarantee that the Trust will obtain this order from the SEC.

CODE OF ETHICS

Integrity Money Management, Ancora, SMH, IPS Advisory and the Funds have adopted codes of ethics under Rule 17j-1(c) of the 1940 Act.  The purpose of a code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Fund.  Such codes of ethics permit personnel covered by the codes to invest in securities, subject to the restrictions of the code.  The codes are filed as exhibits to the Trust’s registration statement.

TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR

Integrity Fund Services, Inc. (“IFS” or the “Transfer Agent” or “Administrator”), a wholly-owned subsidiary of the Company, a North Dakota corporation affiliated to the Investment Adviser, provides each Fund with transfer agent, accounting and administrative services.  IFS is located at 1 Main Street North, Minot, North Dakota 58703. As transfer agent, IFS performs many of the Funds’ clerical and administrative functions.  For its transfer agency services, each Fund pays IFS an asset-based fee and certain flat fees for administrative services, plus reimbursement of out-of-pocket expenses.  IFS also provides accounting services for each Fund, for which each Fund pays.

For the fiscal years ended December 31, 2002, the Equity Fund paid the predecessor administrator, Orbitex Fund Services, Inc., the following amounts for administrative services:

ADMINISTRATION FEES FYE 12/31
	2002
	Earned	Waived
Equity Fund	$29,278	$29,278
*Income Fund	18,979	18,979

                * As of June 30, 2005, the Income Fund was closed.

For the fiscal years ended March 31, 2002 and 2003, the predecessor series to the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund paid the predecessor administrator BISYS Fund Services Ohio, Inc., the following amounts for administrative services:

ADMINISTRATION FEES FYE 3/31
	2002		2003
	Earned	Waived	Earned	Waived
Value Fund	$24,286	-0-	$20,926	-0-
Small Cap Growth Fund	62,878	-0-	46,274	-0-
Health Sciences Fund	47,186	-0-	32,026	-0-
Technology Fund	30,229	-0-	21,615	-0-

For the fiscal year ended December 31, the Funds paid the following amounts for administrative services to IFS and the prior administrative services provider:

ADMINISTRATION FEES FYE 12/31
	2003		2004
	Earned
Waived

Earned
				Waived
Equity Fund	$28,660	-0-	$30,212	$-0-
Value Fund	15,744	-0-	24,001	-0-
Small Cap Growth Fund	33,392	-0-	44,218	-0-
Health Sciences Fund	23,597	-0-	30,412	-0-
Technology Fund	18,230	-0-	25,525	-0-
*Income Fund	12,800	300	29,999	-0-
**High Income Fund	-0-	-0-	21,211	-0-
**Municipal Fund	-0-	-0-	15,734	-0-

* As of June 30, 2005 the Income Fund was closed.

** The High Income Fund and Municipal Fund inception date are April 30, 2004, thus, did not pay administration fees for the fiscal year end December 31, 2003.

CUSTODIAN

Wells Fargo Bank, NA, Trust & Custody Solutions, 801 Nicollet Mall, Suite 700, Minneapolis, MN 55479, serves as the custodian of the Funds and has custody of all securities and cash of the Funds.  The custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds.

INDEPENDENT ACCOUNTANTS

The Funds’ independent public accountant is Brady Martz & Associates, P.C., 24 West Central Avenue, Minot, North Dakota 58701.  Shareholders will receive annual financial statements, together with a report of independent auditors, and semiannual unaudited financial statements of the Funds.  The independent auditors will report on the Funds’ annual financial statements, review certain regulatory reports and the Funds’ income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds.

COUNSEL

Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2415 serves as counsel for the Trust.

DISTRIBUTOR

Shares of each Fund are offered on a continuous basis through the Distributor, a wholly-owned subsidiary of the Company, 1 Main Street North, Minot, North Dakota 58703.  Robert E. Walstad is a trustee, chairman, and president of the Trust, and Peter A. Quist is vice president and secretary of the Trust.  Mr. Quist is also director and officer of the Distributor.  Pursuant to a Distribution and Services Agreement with each Fund, the Distributor serves as principal underwriter and distributor of the Funds.  Pursuant to this agreement, the Distributor purchases shares of the Funds for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  The Distributor has agreed to use its best efforts to solicit orders for the sale of the Funds’ shares.  The Distributor receives for its services the applicable sales charge of a Fund’s shares, and reallows a majority or all of such amount to the dealers who sold the shares; the Distributor may act as such a dealer.  The staff of the SEC takes the position that dealers who receive 90% or more of the applicable sales charge may be deemed underwriters under the Securities Act of 1933, as amended.

12b-1 Plans

The Funds have adopted plans (the “Plans”) pursuant to Rule 12b‑1 under the 1940 Act. Rule 12b‑1 provides that any payments made by a Fund in connection with the distribution of its shares may be made only pursuant to a written plan describing all material aspects of the proposed financing of the distribution and also requires that all agreements with any person relating to the implementation of a plan must be in writing.  Each Fund has also entered into a related Distribution and Services Agreement with the Distributor. Under each Funds’ Plan related to the Class A Shares, the Equity Fund, Value Fund, Small Cap Growth Fund, Health Sciences Fund Technology Fund and Growth & Income Fund will each pay the Distributor an annual fee of up to 0.50% and the All Season Fund, Municipal Fund and High Income Fund will each pay the Distributor and annual fee of up to 0.25% of the average daily net assets of the respective Fund’s Class A Shares (the “Class A 12b‑1 Fee”).  Under each Funds’ Plan related to the Class C Shares, the Equity Fund, Value Fund, Small Cap Growth Fund, Health Sciences Fund, Technology Fund, Growth & Income Fund, All Season Fund, High Income Fund, and Municipal Fund will each pay the Distributor an annual fee of up to 1.00% of the average daily net assets of the respective Fund’s Class C Shares (the “Class C 12b‑1 Fee”) (the Class A 12b-1 Fee and Class C 12b-1 Fee are collectively referred to as the “12b-1Fee”).

The Distributor may use this 12b‑1 Fee to pay a fee on a quarterly basis to broker-dealers, including the Distributor and affiliates of the Investment Adviser, banks and savings and loan institutions and their affiliates and associated broker-dealers that have entered into Service Agreements with the Distributor (“Service Organizations”) of annual amounts of up to 0.25% of the average net asset value of all shares of the respective Fund owned by shareholders with whom the Service Organization has a servicing relationship. To the extent any of the 12b‑1 Fee is not paid to Service Organizations as a service fee, the Distributor may use such fee for its expenses of distribution of Fund shares.  The 12b‑1 Fee to the Distributor is calculated and paid monthly and the service fee to Service Organizations is calculated quarterly and paid the month following the calculation.  In return, the Distributor will bear all expenses in connection with the distribution of shares of the Funds, such as, among other expenses: expenses of persons who provide support services in connection with the distribution of shares; costs relating to the formulation and implementation of marketing and promotional activities; and costs of printing and distributing prospectuses, reports and sales literature to prospective shareholders.

Each Funds’ Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Funds’ Board of Trustees, including a majority of the trustees who are not “interested persons” of such Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan (the “Qualified Trustees”).  Each Fund’s Plan may be terminated at any time, without penalty, by vote of a majority of the Qualified Trustees of the Fund or by vote of a majority of the outstanding shares of the Fund.  Any amendment to a Plan to increase materially the amount the Fund is authorized to pay thereunder would require approval by a majority of the outstanding shares of the respective Fund.  Other material amendments to a Funds’ Plan would be required to be approved by vote of the Board of Trustees, including a majority of the Qualified Trustees.  The Distributor may at its own discretion waive a portion of its fees from time to time, although such waiver is not required.

Distributor may make payments to dealers who are holders or dealers of record for accounts in one or more of the Funds.  A dealer’s marketing support services may include business planning assistance, educating dealer personnel about the Funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the dealer.  Distributor compensates dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer.  In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to retirement plans, qualified tuition programs, or fee based advisory programs).

From time to time, the Distributor, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of a Fund.  Such compensation provided by the Distributor may include financial assistance to dealers that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events.  Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.  The Distributor makes payments for events it deems appropriate, subject to applicable law.  These payments may vary depending upon the nature of the event.

The Distributor has voluntarily agreed (not as part of the Distribution Agreement) to waive a portion of the fee payable under the Plan during the early stages of a Fund’s existence.  The table below provides the fees paid by Class A shares of the Funds, under the Plan, net of waivers, for the periods indicated.

Class A 12b-1 Fees Paid for the Fiscal Years Ended
	3/31/2002	3/31/2003	12/31/2003	12/31/2004
Equity Fund	-0-	-0-	$36	$376
Value Fund	60,715	52,313	$36,725	$51,454
Small Cap Growth Fund	157,194	115,684	$83,480	$110,546
Health Sciences Fund	117,965	80,063	$58,992	$76,029
Technology Fund	75,572	54,036	$45,575	$63,392
*Income Fund	-0-	-0-	$20	$383
High Income Fund	-0-	-0-	-0-	$5,912
Municipal Fund	-0-	-0-	-0-	$1,888
**All Season Fund	N/A	N/A	N/A	N/A

* As of June 30, 2005, the Income Fund was closed.

** The All Season Fund began operations on August 1, 2005.

Class C 12b-1 Fees Paid for the Fiscal Years Ended
12/31/2004
High Income Fund	$34,506

The Equity Fund Class A inception dates is June 16, 2003, and, thus, did not pay the fees by Class A shares of the Fund, under the Plan, net of waivers in 2002 fiscal year. The High Income Fund Class A & C and Municipal Fund Class A inception dates are April 30, 2004, and thus, did not pay the fees by The High Income Fund Class A & C and Municipal Fund Class A shares of the Funds, under the Plan, net of waivers in the last two fiscal years.

The 12b-1 fees paid by the Funds during the fiscal year ended December 31, 2004, were spent toward distribution expenses including:

	Advertising and Promotion	Compensation to Dealers (including commission and service fees)	Compensation to Sales Personnel and Payroll Taxes	Travel, Meals and Entertainment	Distribution Related Overhead of the Distributor
Equity Fund	$5	$150	$95	$49	$64
Value Fund	$667	$25,425	$10,541	$5,942	$4,930
Small Cap Growth Fund	$1,433	$54,750	$22,812	$12,789	$(95,578)
Health Sciences Fund	$962	$37,030	$14,933	$8,679	$(64,160)
Technology Fund	$826	$31,172	$13,133	$7,375	$(54,845
*Income Fund	$12	$362	$168	$91	$(276)
High Income Fund Class A	$210	$4,836	$5,473	$1,780	$(7,027)
High Income Fund Class C	$294	$271	$6,230	$2,404	$28,098
Municipal Fund	$65	$1,542	$1,183	$488	$(1,555)
**All Season Fund	N/A	N/A	N/A	N/A	N/A

* As of June 30, 2005, the Income Fund was closed.

** The All Season Fund began operations on August 1, 2005.

The Investment Adviser and the Distributor are subsidiaries of the Company.  Robert E. Walstad and Peter A. Quist, directors and president and vice president, respectively, of the Company, are also directors and officers of the Funds and the Investment Adviser.  Peter A. Quist is also director and officer of the Distributor.  See “Management of the Funds.”  Messrs. Walstad and Quist are also shareholders of Integrity Mutual Funds, Inc., and, accordingly, may indirectly benefit from the payment of 12b-1 fees by the Funds to the Distributor.

PROXY VOTING POLICY

The Board of Trustees has delegated to the Investment Adviser, the final authority and responsibility for voting proxies with respect to each Fund’s underlying securities holdings.  The Trustees will review each Fund's proxy voting records from time to time and will annually consider revising its proxy voting policy (“Policy”). Under the Policy, the Investment Adviser may retain outside consultants for analyses of issues and to act as voting agent.  General voting guidelines are followed for routine matters of corporate governance.

The Investment Adviser generally will vote in accordance with corporate management’s recommendations on matters such as uncontested director nominees (unless such nominees have poor records), ratification of accountants, changing corporate names and similar matters, and against management’s recommendations on matters such as proposals which would reduce the rights or options of shareholders, reduce the value of shareholders’ investments, poison pills or provisions requiring supermajority approval of mergers and other matters that are designed to limit the ability of shareholders to approve merger transactions.  Other matters, such as finance, merger, acquisition and restructuring proposals, shareholder proposals and proposals to ratify or cancel golden or tin parachutes, will be evaluated on a case-by-case basis, and the Investment Adviser may vote for or against corporate management’s recommendations on such matters.  The Investment Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  The Investment Adviser will monitor situations that may result in a potential conflict of interest, in particular between a Fund’s shareholders and Investment Adviser or any of its affiliates or an affiliate of the Funds.  If any such conflict is discovered, the issue will be examined in detail by the Investment Adviser and in such circumstances, the Investment Adviser generally will refrain from voting the proxies giving rise to conflict, until the Trustees, after consultation, instruct on an appropriate course of action to vote the proxies in the best interest of the relevant Fund.

Under the 1940 Act, to the extent that the All Season Fund relies upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the All Season Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities (ETFs, Other Investment Companies and other investment companies) and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF, Other Investment Companies or other investment company shares held by the All Season Fund, the All Season Fund intends to vote such shares in the same proportion as the vote of all other holders of such securities.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge, upon request, by calling 1-800-276-1262, on the SEC's Internet site at www.sec.gov or at the Trust’s Internet site at www.integrityfunds.com.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges, these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Investment Adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Although commissions paid on every transaction will, in the judgment of the Investment Adviser and each Sub-Adviser (collectively “Adviser” for purposes of this section), be reasonable in relation to the value of the brokerage services provided, under each Investment Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, an Adviser may cause a Fund to pay a commission to broker-dealers who provide brokerage and research services to the Adviser for effecting a securities transaction for a Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Adviser determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Funds and to its other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of an Adviser and not solely or necessarily for the benefit of the Funds. The Adviser's investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by an Adviser as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fees that the Funds pay to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services.  To the extent a Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount, which cannot be presently determined. Such services would be useful and of value to the Advisers in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Advisers in carrying out its obligations to the Funds.

Certain investments may be appropriate for the Funds and also for other clients advised by the Adviser. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, Fund transactions are traded separately from trades of other clients advised by the Adviser. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions with respect to Integrity Money Management, will be allocated among the clients in a manner believed to be equitable to each. Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day.

Securities owned by the Funds may not be purchased from or sold to an Adviser or any affiliated person (as defined in the 1940 Act) of the Adviser except as may be permitted by the SEC and subject to the rules and regulations of the Comptroller of the Currency.  Affiliated persons of the Adviser include its parent corporation, the Company, each of their respective subsidiaries, and the officers and directors of any of such entities.

The aggregate amounts of brokerage commissions paid by the Equity Fund for the years ended December 31, 2003 and December 31, 2002, was $66,510.

For the fiscal years ended March 31, 2002 and 2003, each of the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund paid brokerage commissions in the following amounts:

BROKERAGE COMMISSIONS FYE 3/31
	2002	2003
Value Fund	$ 7,229	$ 7,017
Small Cap Growth Fund	36,088	37,809
Health Sciences Fund	38,077	30,051
Technology Fund	108,467	76,672

For the fiscal years ended December 31, for each of the Equity Fund, Value Fund, Small Cap Growth Fund, Health Sciences Fund, Technology Fund, Income Fund, High Income Fund and Municipal Fund paid brokerage commissions in the following amounts:

BROKERAGE COMMISSIONS FYE 12/31
	2003	2004
Equity Fund	$ 6,203.36	$13,951.00
Value Fund	9,243.75	11,230.58
Small Cap Growth Fund	44,419.85	22,500.10
Health Sciences Fund	12,295.00	8,577.58
Technology Fund	30,479.50	12,880.08
*Income Fund	395.01	1,037.50
**High Income Fund	-0-	-0-
**Municipal Fund	-0-	-0-
***All Season Fund	N/A	N/A

* As of June 30, 2005 the Income Fund was closed.

** The High Income Fund and Municipal Fund inception dates are April 30, 2004, and, thus, did not pay brokerage commissions in the last two fiscal years.

*** The All Season Fund commenced operations on August 1, 2005.

The Funds are authorized to execute portfolio transactions through, and to pay commissions to broker-dealers affiliated with the Adviser, and broker-dealer affiliates of a Sub-Adviser, and to purchase securities in underwritings in which these broker-dealers are members of the underwriting syndicate (collectively, “Affiliated Brokers”). A Fund will not acquire portfolio securities issued by, or enter into repurchase agreements or reverse repurchase agreements with, the Adviser, a Sub-Adviser, the Distributor or their affiliates.

The following table lists the amount of brokerage commissions paid to an Affiliated Broker of the Health Sciences Fund while it was a series of The Willamette Funds during the last two fiscal years ended March 31:

FUND	BROKER	2002	2003
Health Sciences Fund	Credit Suisse First Boston	$ 945	$ 10,881

During the year ended March 31, 2003, commissions paid by Health Sciences Fund to Credit Suisse First Boston represented 35.67% of total commissions paid by the Fund or 46.90% of the aggregate dollar amount of transactions involving the payment of commissions.

None of the other Funds paid brokerage commissions to brokers affiliated with Integrity Money Management in any of the last three fiscal years.

Purchase and Redemption of Shares

Fund shares may be purchased from investment dealers who have sales agreements with a Fund’s Distributor or from the Distributor directly.  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences by offering Class A shares as described below.

Class A Shares

You may purchase Class A shares at a public offering price equal to the applicable net asset value per share plus an up‑front sales charge imposed at the time of purchase as set forth in the Prospectus.    Set forth below is an example of the method of computing the offering price of the Class A shares of each of the Funds.  The example assumes a purchase on December 31, 2004, of Class A shares from a Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

	Equity Fund	Value Fund	Small Cap Growth Fund
Net Asset Value per share	$18.35	$9.70	$13.67
Per Share Sales Charge—5.75% of public offering price (6.10% of net asset value per share)	$1.12	$0.59	$0.83
Per Share Offering Price to the Public	$19.47	$10.29	$14.50
Shares Outstanding (December 31, 2004)	434,915	994,708	1,576,239

	Health Sciences Fund	Technology Fund	Growth & Income
Net Asset Value per share	$9.40	$8.39
Per Share Sales Charge—5.75% of public offering price (6.10% of net asset value per share)	$0.57	$0.51
Per Share Offering Price to the Public	$9.97	$8.90
Shares Outstanding (December 31, 2004)	1,396,366	1,468,817

	High Income Fund	Municipal Fund
Net Asset Value per share	$10.33	$9.95
Per Share Sales Charge—4.25% of public offering price (4.44% of net asset value per share)	$0.46	$0.44
Per Share Offering Price to the Public	$10.79	$10.39
Shares Outstanding (December 31, 2004)	1,943,213	110,779

Shares may be purchased at the public offering price through any securities dealer having a sales agreement with the Distributor.  Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor.  These financial institutions will receive transaction fees that are the same as the commissions to dealers and may charge their customers service fees relating to investments in the Fund.  Purchase requests should be addressed to the dealer or agent from which this Prospectus was received which has a sales agreement with the Distributor.  Such dealer or agent may place a telephone order with the Distributor for the purchase of Fund shares.  It is a dealer’s or broker’s responsibility to promptly forward payment and registration instructions (or completed applications) to the Transfer Agent for shares being purchased in order for investors to receive the next determined net asset value.  Reference should be made to the wire order to ensure proper settlement of the trade.  Payment for shares purchased by telephone should be received within three business days.  Payment must be received within seven days of the order or the trade may be canceled, and the dealer or broker placing the trade will be liable for any losses.

Reduction of Up-Front Sales Charge on Class A Shares

Letters of Intent

An investor may qualify for a reduced sales charge on Class A shares immediately by stating his or her intention to invest in Class A shares of one or more of the Funds, during a 13 month period, an amount that would qualify for a reduced sales charge shown in the Funds’ Prospectus under “The Shares We Offer — Class A Shares” and by signing a non-binding Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  After signing the Letter of Intent, each investment in Class A shares made by an investor will be entitled to the sales charge applicable to the total investment indicated in the Letter of Intent.  If an investor does not complete the purchases under the Letter of Intent within the 13-month period, the sales charge will be adjusted upward, corresponding to the amount actually purchased.  When an investor signs a Letter of Intent, Class A shares of a Fund with a value of up to 5% of the amount specified in the Letter of Intent will be restricted.  If the total purchases of Class A shares made by an investor under the Letter of Intent, less redemptions, prior to the expiration of the 13‑month period equals or exceeds the amount specified in the Letter of Intent, the restriction on the shares will be removed.  In addition, if the total purchases of Class A shares exceed the amount specified and qualify for a further quantity discount, the Distributor will make a retroactive price adjustment and will apply the adjustment to purchase additional Class A shares at the then current applicable offering price.  If an investor does not complete purchases under a Letter of Intent, the sales charge is adjusted upward, and, if after written notice to the investor, he or she does not pay the increased sales charge, sufficient Class A restricted shares will be redeemed at the current net asset value to pay such charge.

Rights of Accumulation

A right of accumulation ("ROA") permits an investor to aggregate shares owned by you, your spouse, children and grandchildren under 21 (cumulatively, the "Investor") in some or all funds in The Integrity Funds (the "Fund") to reach a breakpoint discount.  This includes accounts held with other financial institutions and accounts established for a single trust estate or single fiduciary account, including a qualified retirement plan such as an IRA, 401(k) or 403(b) plan (some restrictions may apply).  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s net asset value.

(a)           Investor's current purchase of shares in the Funds; and

(b)           The net asset value (at the close of business on the previous day) of the shares of the Funds held by Investor.

For example, if Investor owned shares worth $40,000 at the current net asset value and purchased an additional $10,000 of shares, the sales charge for the $10,000 purchase would be at the rate applicable to a single $50,000 purchase.

To qualify for a ROA on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the respective Fund with sufficient information to verify that the purchase qualifies for the discount.

Investments of $1 Million or More

For each Fund,with respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1% CDSC on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Group Program

Each Fund has a group investment and reinvestment program (the “Group Program”) which allows investors to purchase Class A shares of a Fund with a lower minimum initial investment and with a lower sales charge if the investor and the Group Program of which he or she is a participant meet the cost saving criteria set forth below.

Description of Group Program.  If the investor’s Group Program (such as an employee investment program) meets the requirements described below, a Fund will modify the $1,000 initial investment requirement to such minimum investment as may be determined by the Fund.  The sales charge set forth in the Funds’ Prospectus for each purchase by a participant of a Group Program will be based on (i) the combined current purchases of such group of Class A shares together with (ii) the combined net asset value of Class A shares of such group at the time of such investment.  The dealer or agent, if any, through which the Group Program was initiated will be entitled to a dealer concession or agency commission based on the sales charges paid by participants of such Group Program.

Criteria for the Group Program.  The cost savings criteria to a Fund that must be met in order for a Group Program to qualify for the benefits set forth above are:

(a)         The administrator of an investor’s investment program must have entered into an agreement with the Distributor.

(b)         Such agreement must provide that the administrator must submit a single order and make payment with a single remittance for all investments during each investment period (e.g., each pay period or distribution period) by all investors who choose to invest through the Group Program.

(c)         Such agreement must provide that the administrator will provide the Transfer Agent with appropriate backup data for each participating investor in a computerized format compatible with the Transfer Agent’s processing system.

Additional Criteria for the Group Program.  As further requirements for obtaining these special benefits under the Group Program, each Fund requires that investments be in the form of an open account (with no share certificates being issued), that all dividends and other distributions be reinvested in additional Class A shares without any systematic withdrawal program described herein and that the minimum new investment in Class A shares of a Fund by each participant in an employee investment program be at least $25 per month.  Each Fund reserves the right to modify or terminate this program at any time.

Waivers of Up-Front Sales Charge on Class A Shares

Each Fund may sell Class A shares without an up-front sales charge to trustees, officers and employees (including retirees) of the Funds, of the Company, of Integrity Money Management and of Integrity Funds Distributor, for themselves or their spouses, children, or parents and parents of spouse, or to any trust, pension, or profit-sharing, or other benefit plan for only such persons at net asset value and in any amount.  Each Fund may also sell shares without an up-front sales charge to broker-dealers having sales agreements with Integrity Funds Distributor, and registered representatives and other employees of such broker-dealers, including their spouses and children; to financial institutions having sales agreements with Integrity Funds Distributor, and employees of such financial institutions, including their spouses and children; and to any broker-dealer, financial institution, or other qualified firm which receives no commissions for selling shares to its clients.  The elimination of the sales up-front charge for redemptions by certain classes of persons is provided because of anticipated economies of scale and sales related efforts.

To qualify for a waiver of the up-front sales charge on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the respective Fund with sufficient information to verify that the purchase qualifies for the discount.

The Funds makes available, free of charge, more information about sales charge reductions and waivers through the Trust’s Internet site at www.integrityfunds.com, from the prospectus or from your financial adviser.

Monthomatic Investment Plan

A shareholder may purchase additional Fund shares through an automatic investment program (minimum initial investment is $50).  With the Monthomatic Investment Plan (“Monthomatic”), monthly investments (minimum $50) are made automatically from the shareholder’s account at a bank, savings and loan association, or credit union into the shareholder’s Fund account.  By enrolling in Monthomatic, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution.  Such account must have check or draft writing privileges.  A shareholder may terminate the Monthomatic by sending written notice to the Transfer Agent.  See “Systematic Investing—the Monthomatic Investment Plan” in the Funds’ Prospectus for additional information.

Exchange Privilege

As described in the Funds’ Prospectus under “How To Sell Shares—Exchanging Shares,” each Fund offers an exchange privilege pursuant to which a shareholder in a Fund may exchange some or all of his shares in any of the funds underwritten by Integrity Funds Distributor, Inc., in the same class shares at net asset value.  The exchange privilege may be changed or discontinued upon 60 days’ written notice to shareholders and is available only to shareholders where such exchanges may be legally made.  A shareholder considering an exchange should obtain and read the prospectus of the Fund and consider the differences between it and the fund whose shares he owns before making an exchange.  For further information on how to exercise the exchange privilege, contact the Transfer Agent.

Minimum Investment

The minimum initial investment for each Fund per share class is $1,000, except the All Season Fund which is $10,000, ($50 for the Monthomatic Investment Plan), and the minimum subsequent investment is $50, but such minimum amounts may be changed at any time.

Redemptions

Any Fund shareholder may require the Fund to redeem shares.  All registered owners must sign a letter of instruction which needs to be signature guaranteed if the request is over $100,000 and sent to the Transfer Agent at P.O. Box 759, Minot, North Dakota 58702.  When certificates for shares have been issued, they must be mailed to or deposited with the Transfer Agent, along with a signed certificate or duly endorsed stock power with signatures guaranteed amounts over $100,000 and accompanied by a written request for redemption. Signature guarantees are available from a commercial bank, trust company, savings and loan association, or member firm of a national securities exchange.  A notary public may not provide a signature guarantee.  The redemption request and signed certificate or stock power must be signed exactly as the account is registered including any special capacity of the registered owner.

Alternatively, an investor may place an order to sell shares (whether in certificate or book entry form) through his or her dealer or agent, which has a sales agreement with the Distributor and from which this Prospectus was received.  The dealer or agent may fax, mail or phone such request to Integrity Fund Services, the Transfer Agent, when properly authorized in writing by the shareholder of record.  The investor will receive the net asset value next determined after the Transfer Agent receives such sell order from the dealer or agent.  A Fund does not charge for this transaction.  Authorized Dealers may charge additional fees for shareholder transactions or for advisory services.

Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed letter of instruction accompanied by any outstanding share certificates in proper form for transfer.  When a Fund is requested to redeem shares for which it may not yet have received good payment (e.g., cash or certified check on a United States bank), it may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares (which will generally be within 15 calendar days).

Payment for shares redeemed may also be done through the Automated Clearing House (“ACH”) network.  Redemption proceeds are sent to your bank account with the same names as the account registration through an ACH transfer.

Additional Information on Purchases and Redemptions

Each Fund reserves the right to withdraw all or any part of the offering of its shares and to reject purchase orders.  Also, from time to time, a Fund may temporarily suspend the offering of its shares to new investors.  During the period of such suspension, persons who are already shareholders of the respective Fund normally will be permitted to continue to purchase additional shares and to have dividends reinvested.

In order to facilitate redemptions and to eliminate the need for safekeeping, the Transfer Agent will not issue certificates for shares of the Funds unless requested to do so.  A shareholder or broker may obtain a certificate by writing to the Transfer Agent at P.O. Box 759, Minot, North Dakota 58702.

Each Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed for trading (other than customary weekend and holiday closings), (b) when trading in the markets the respective Fund normally utilizes is restricted or an emergency exists as determined by the SEC so that disposal of the Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the Fund’s shareholders.  The New York Stock Exchange is currently closed on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas.  The amount received by a shareholder upon redemption may be more or less than the amount paid for such shares depending on the market value of the applicable Fund’s portfolio securities at the time.  When a Fund is requested to redeem shares for which it may not have yet received good payment (e.g., certified check on a United States bank), it may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares (which will generally be within 15 calendar days).

Each Fund reserves the right to redeem Fund accounts that are reduced to a value of less than $1,000, $10,000 for the All Season Fund, (for any reason other than fluctuation in the market value of the Fund’s portfolio securities).  Should a Fund elect to exercise this right, the investor will be notified before such redemption is processed that the value of the investor’s account is less than $1,000 ($10,000 for the All Season Fund) and that the investor will have sixty days to increase the account to at least the $1,000 ($10,000 for the All Season Fund) minimum amount before the account is redeemed.  Each Fund allocates net interest income to those shares for which the Fund has received payment.

For each Fund, with respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge.  TheDistributormay pay a commission of 0.75%, out of its own resources, to broker-dealers who initiate and are responsible for the purchase of Class A shares of $1 million dollars or more.

Systematic Withdrawal Plan

The owner of $5,000 or more of shares of a Fund (which may not be in certificated form) may provide for the payment from his or her account of any requested dollar amount to his or her designated payee monthly, quarterly, semiannually or annually.  Sufficient shares will be redeemed from the investor’s account for the designated amount so that the payee will receive it approximately the first or the 25th of each month.  Dividend distributions automatically will be reinvested under this program.  Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account.  The program may be terminated at any time by the investor.

It ordinarily will be disadvantageous to an investor to purchase shares (except through reinvestment of distributions) while participating in a systematic withdrawal program because he or she will be paying a sales charge to purchase shares at the same time that shares are being redeemed upon which such investor may already have paid a sales charge.  Each Fund reserves the right to amend or terminate the systematic withdrawal program at any time.  For additional information, see “Systematic Withdrawal” in the Funds’ Prospectus.

NET ASSET VALUE

For each Fund, net asset value ("NAV") per share is determined by dividing the total value of that Fund's assets, less any liabilities, by the number of shares of that Fund outstanding.

The net asset value per share of each Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Standard Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Investment Adviser or a Sub-Adviser using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

TAX INFORMATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning each Fund and the purchase, ownership, and disposition of Fund shares.  For investors in the Municipal Fund, this general discussion is qualified by the discussion under the heading “Municipal Fund” below. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances.  This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive.  Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAXATION OF THE FUNDS

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code.

Qualification as a Regulated Investment Company. To qualify to be taxed as a regulated investment company, each Fund must, among other things, (a)derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, or securities or foreign currencies, or other income (including, but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in qualified publicly traded partnership; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of its calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses, or one or more qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90$ of its net tax-exempt interest income each taxable year.

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and net capital gains. However, the Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to you.  In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as dividend income to the extent of the Fund’s available earnings and profits.

Excise Tax Distribution Requirements. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years.  To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS TO SHAREHOLDERS

A Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. A Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes.  If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividend income paid to individuals and, in the case of the Municipal Fund, exempt-interest dividends) will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% dividends-received deduction. This deduction generally is available to corporations for dividends paid by a Fund out of income earned on its investments in stock of U.S. corporations.  This deduction is subject to limitations, and the corporate alternative minimum tax may reduce its value.

Qualified Dividend Income for Individuals.For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividend income eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund’s investment in stocks of U.S. corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States, which satisfy certain other requirements.  Passive foreign investment companies are not treated as “qualified foreign corporations.”

Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, a Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates.  If 95% or more of the Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

U.S. Government Obligations.  The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund.  The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Distributions of Capital Gain.  A Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from long-term capital gain realized by a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Information on the Tax Character of Distributions.  The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year.  If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends, or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.  Taxable Distributions declared by a Fund in December but paid in January are taxable to you as if they were paid in December. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the particular Fund on the reinvestment date

Avoid Buying a Dividend. Distributions by a Fund reduce the net asset value of the Fund’s shares. Should a taxable distribution reduce the net asset value below a shareholder’s cost basis, the distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

SALE OF FUND SHARES

Upon the redemption, exchange, sale, or other disposition of Fund shares, or upon receipt of a distribution in complete liquidation of a Fund, a shareholder generally will realize a taxable capital gain or loss which may be eligible for reduced capital gains tax rates, generally depending upon the shareholder’s holding period for the shares.

Sales at a Loss Within Six Months of Purchase.Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash sales. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the same Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.

Deferral of basis.  In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:

·         In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and

·         You sell some or all of your original shares within 90 days of their purchase, and

·         You reinvest the sales proceeds in the Fund or in another Integrity fund, and the sales charge that would otherwise apply is reduced or eliminated;

THEN:  In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

INVESTMENTS IN FOREIGN SECURITIES

A Fund may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce the Fund's income dividends paid to you.

Pass-Through of Foreign Tax Credits.A Fund may be subject to certain taxes imposed by the countries in which it invests or operates.  If a Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, that Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund’s shareholders.  It is not likely that the Funds will be able to do so.  For any year for which a Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any.  No deduction for foreign taxes may be claimed by individuals who do not itemize deductions.  In any year in which it elects to “pass through” foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund’s taxable year of the amount of such taxes and the sources of its income.  Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualified dividend income.”

Effect of Foreign Debt Investments and Hedging on Distributions. Under the Code, gains or losses attributable to fluctuations in exchange rates, which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC securities. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described above) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that distributions from a PFIC are not eligible for the reduced rate of tax on “qualified dividend income.”

INVESTMENTS IN COMPLEX SECURITIES

A Fund may invest in complex securities that could affect whether gains and losses it recognizes are treated as ordinary income or capital gains, or could affect the amount, timing and/or tax character of income distributed to you.

Discount Securities.Investments by a Fund in securities that are issued at a discount generally will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which a Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. Generally, the gain realized on the disposition of any debt security acquired after April 30, 1993 having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.

Options. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option is added to the basis of the purchased security.

Section 1256 Contracts.  Any regulated futures contracts and certain options in which a Fund may invest are “section 1256 contracts”. Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked-to-market” (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

The tax treatment of options on ETF’s is not clear.  The Funds intend to treat options to buy and sell ETF’s the value of which are determined indirectly by reference to a broad based security index, as section 1256 contracts.  As such, any gain or loss generally will be considered 60% long term and 40% short-term capital gain.  If the Internal Revenue were to successfully challenge this treatment, among other things, some portion of capital gain distributions to shareholders might be taxable as ordinary income rather than as long-term capital gain.

Straddles.  Generally, the hedging transactions undertaken by a Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

Certain hedging activities may cause a dividend, that would otherwise be subject to the lower tax rate applicable to a “qualified dividend income,” to instead be taxed as the rate of tax applicable to ordinary income.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

The diversification requirements applicable to each Fund’s assets may limit the extent to which a Fund will be able to engage in transactions in options and other hedging transactions.

Constructive Sales.  Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract or forward contract transactions with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Short Sales.  Unless certain constructive sales rules (discussed more fully above) apply, a Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which a Fund held the security used to close the short sale. In addition, a Fund’s holding period of any security, which is substantially identical to that which is sold short, may be reduced or eliminated as a result of the short sale. Recent legislation, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by a Fund, thereby requiring current recognition of gain, as described more fully above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

Securities Lending Transactions. A Fund's entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of “qualified dividend income.” This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Each of these investments by a Fund in complex securities is subject to special tax rules that could affect the amount, timing and/or tax character of income realized by the Fund and distributed to you.

BACKUP WITHHOLDING

A Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all reportable payments, including dividends, capital gain distributions and redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

The United States imposes a withholding tax (at a 30% or lower treaty rate) on all Fund dividends of ordinary income. Capital gain dividends paid by a Fund from its net long-term capital gains and exempt-interest dividends are generally exempt from this withholding tax.  The American Jobs Creation Act of 2004 (2004 Tax Act) amends these withholding tax provisions to exempt most dividends paid by a Fund from short-term capital gains and U.S. source interest income to the extent such gains and income would be exempt if earned directly by the non-U.S. investor. Under 2004 Tax Act, ordinary dividends designated as short-term capital gain dividends and interest-related dividends designated as a payment out of qualified interest income will generally not be subject to a U.S. withholding tax, provided you certify you are a non-U.S. investor.  These exemptions from withholding are effective for distributions of income earned by a Fund in its fiscal years beginning after December 31, 2004 and ending before January 1, 2008.

The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in a Fund held by the estate of a non-U.S. decedent. The amount treated as exempt is based on the proportion of assets in the Fund at the end of the quarter immediately preceding the decedent’s death that would be exempt if held directly by the non-U.S. investor.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

OTHER TRANSACTIONS

The Integrity Funds is organized as a Delaware statutory trust and, under current law, neither The Integrity Funds nor any Fund is liable for any income or franchise tax in the State of Delaware, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code and to distribute all of its income and gains each year in accordance with various requirements.

Fund shareholders may be subject to additional state, local and foreign taxes on their Fund distributions. In many states, Fund distributions that are derived from interest on certain U.S. Government obligations may be exempt from taxation.

MUNICIPAL FUND

The Municipal Fund intends to invest in sufficient municipal securities so that it will qualify to pay “exempt-interest dividends” (as defined in the Code) to shareholders.  Dividends payable from net tax-exempt interest earned from municipal securities and designated by the Fund as an exempt-interest dividend in a written notice mailed to its shareholders no later than 60 days after the close of its taxable year, will qualify as exempt-interest dividends if, at the close of each quarter of the taxable year of the Fund, at least 50% of the value of the Fund’s total assets consists of tax-exempt municipal securities.  Insurance proceeds received by the Fund under any insurance policies which represent maturing interest on defaulted obligations held by the Fund will be excludable from federal gross income if and to the same extent as such interest would have been so excludable if paid by the issuer of the defaulted obligation, provided that at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the obligation, rather than the insurer, will pay debt service on the bonds.

Exempt-interest dividends distributed to shareholders generally are excluded from gross income for federal income tax purposes except in the case of certain substantial users of facilities financed with the proceeds of certain of the bonds owned by the Fund and related persons.  Such exempt-interest dividends may be taken into account in determining the alternative minimum tax, as discussed hereinafter.  The percentage of income that is tax-exempt is generally applied uniformly to all distributions made during each calendar year and thus is an annual average for the Fund rather than a day-by-day determination for each shareholder whether received in shares or in cash.

The market discount rules of the Code apply to tax-exempt municipal securities purchased after April 30, 1993.  In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor’s purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to a statutory de minimis rule.  Market discount is taxable as ordinary income.  Market discount that accretes while the Fund holds a municipal security is recognized as ordinary income by the Fund when principal payments are received on the municipal security or upon sale or at redemption (including early redemption), unless the Fund elects to include market discount in taxable income as it accrues.  Distributions to shareholders of the Fund, to the extent of any market discount that is included in the Fund’s taxable income, is taxable to shareholders as ordinary income.

For both individuals and corporations, interest paid on certain “private activity bonds” issued on or after August 8, 1986, will be treated as an item of tax preference and may, therefore, be subject to the alternative minimum tax.  To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends paid by the Fund will be treated as interest on private activity bonds to the extent of the proportionate amount of interest on such private activity bonds received by the Fund.  Such exempt-interest dividends constitute a tax preference item subject to both the individual and corporate alternative minimum tax.  The Fund will annually supply shareholders with a report indicating the percentage of Fund income attributable to bonds subject to the alternative minimum tax.

Exempt-interest dividends received by a shareholder which are not attributable to certain “private activity bonds” are not treated as a tax preference item.  However, for certain corporate shareholders such dividends will be included in the computation of an adjustment item used in determining such corporation’s alternative minimum tax.  The adjustment item is 75% of the excess of such corporate shareholder’s “adjusted current earnings” over its other alternative minimum taxable income with certain adjustments.  Although exempt-interest dividends received by a shareholder will not be included in the gross income of corporations for federal income tax purposes, “adjusted current earnings” include all tax-exempt interest, including exempt-interest dividends received from the Fund.  Corporate shareholders are advised to consult their tax advisers with respect to the tax consequences of the alternative minimum tax and the branch profits tax under Section 884 of the Code.

Under Section 86 of the Code, up to 85% of a social security recipient’s benefits may be included in gross income for a benefit recipient if the sum of his adjusted gross income, income from tax-exempt sources such as tax-exempt bonds and distributions made by a Fund, plus 50% of his social security benefits exceed certain base amounts.  Exempt interest dividends from the Fund are still excluded from gross income to the extent described above; they are however included in the calculation of whether a recipient’s income exceeds certain established amounts.

Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund, which distributes exempt-interest dividends during the year, is not deductible for federal income tax purposes.  Further, the Fund may not be an appropriate investment for persons who are “substantial users” of facilities financed by industrial development bonds held by the Fund or are “related persons” to such users; such persons should consult their tax advisers before investing in the Fund.

Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire substantially identical stock or securities.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  If a shareholder receives an exempt-interest dividend from the Fund and sells his or her share at a loss after holding it for six months or less, the loss will be disallowed to the extent of the amount of the exempt-interest dividend.  Any loss (to the extent not disallowed as described in the prior sentence) realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to such shares.

FINANCIAL STATEMENTS

The financial highlights tables for the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund reflect the financial performance of predecessor series of The Willamette Funds, a separate registered investment company, prior to the reorganization of these series into the Integrity Funds on September 19, 2003. The financial highlights tables for the Growth & Income Fund reflect the financial performance of predecessor series of The IPS Funds, a separate registered investment company, prior to the reorganization of these series into the Integrity Funds on April 22, 2005.  The financial statements of the Equity Fund, Value Fund, Small Cap Growth Fund, Health Sciences Fund, and Technology Fund for the period ended December 31, 2004, audited by Brady, Martz & Associates, P.C., appear in the annual report to shareholders of The Integrity Funds and are incorporated herein by reference. The financial statements of the IPS Funds for the year ended November 30, 2004, audited by Cohen McCurdy, Ltd., appear in the annual report to shareholders of the IPS Funds and are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statement of changes in net assets, financial highlights, notes and independent auditors' reports.  The All Season Fund commenced operations on August 1, 2005, so financial highlights are not available.

Appendix—Description of Commercial Paper and Bond Ratings

Description of Moody’s Investors Service, Inc. (“Moody’s”), Short-Term Debt Ratings

Prime-1.  Issuers (or supporting institutions) rated Prime-1 (“P-1”) have a superior ability for repayment of senior short-term debt obligations.  P-1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers (or supporting institutions) rated Prime-2 (“P-2”) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Description of Standard & Poor’s Ratings Group (“Standard & Poor’s”), Commercial Paper Ratings

A.  Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.  A-1.  This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.  A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high for issues designated A-1.

Description of Moody’s Long-Term Debt Ratings

Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds, because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities; A.  Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future; Baa.  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class; B.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa.  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca.  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings; C.  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:  Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporate Debt Ratings

AAA.  Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong; AA.  Debt Rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B, CCC, CC, C.  Debt Rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions; BB.  Debt rated BB has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure of adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating; B.  Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating; CCC.  Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC.  The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating; C.  The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; CI.  The rating CI is reserved for income bonds on which no interest is being paid; D.  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)	Declaration of Trust dated October 31, 1997. [1]
(b)	By-Laws of Registrant.[1]
(c)	Not applicable
(d)(1)(a)	Investment Advisory Agreement between Registrant and Integrity Money Management (“Integrity”) on behalf of the Integrity Equity Fund.[4]
(d)(1)(c)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity Value Fund.[4]
(d)(1)(d)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity Small Cap Growth Fund.[4]
(d)(1)(e)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity Health Sciences Fund.[4]
(d)(1)(f)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity Technology Fund.[4]
(d)(1)(g)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity High Income Fund.[5]
(d)(1)(h)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity Municipal Fund.[5]
(d)(1)(i)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity Growth & Income Fund.[7]
(d)(1)(j)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity All Season Fund.[8]
(d)(2)(a)	Sub-Investment Advisory Agreement between Ancora Advisers, LLC and Integrity on behalf of the Integrity Equity Fund.[3]
(d)(2)(b)	Sub-Investment Advisory Agreement between SMH Capital Advisors, Inc., and Integrity on behalf of the Integrity High Income Fund.[5]
(d)(2)(c)	Sub-Investment Advisory Agreement between IPS Advisors, Inc., and Integrity on behalf of the Integrity Growth & Income Fund.[8]
(d)(2)(d)	Sub-Investment Advisory Agreement between All Season Financial Advisors, Inc., and Integrity on behalf of the Integrity All Season Fund.[8]
(d)(2)(e)	Sub-Investment Advisory Agreement between SHM Capital Advisor, Inc., and Integrity on behalf of the Integrity All Season Fund.[8]
(e)(1)(a)	Distribution and Services Agreement between Registrant and Integrity Fund Distributors, Inc. (“IFD”), on behalf of the Integrity Equity Fund.[4]
(e)(1)(c)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity Value Fund.[4]
(e)(1)(d)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity Small Cap Growth Fund.[4]
(e)(1)(e)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity Health Sciences Fund.[4]
(e)(1)(f)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity Technology Fund.[4]
(e)(1)(g)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity High Income Fund.[5]
(e)(1)(h)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity Municipal Fund.[5]
(e)(1)(i)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity Growth & Income Fund.[7]
(e)(1)(j)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity All Season Fund.[8]
(f)	Not Applicable.
(g)	Custodian Agreement between Registrant and Wells Fargo Bank, NA, Trust & Custody Solutions on behalf of all Series.[3]
(h)(1)	Transfer Agency Agreement between Registrant and Integrity Fund Services, Inc., on behalf of all Series.[4]
(h)(2)	Administration and Accounting Services Agreement between Registrant and Integrity Fund Services, Inc., on behalf of all Series.[4]
(i)	Consent of Counsel.[8]
(j)(1)	Consent of Eldredge, Fox & Porretti, LLP.[3]
(j)(2)	Consent of Ernst & Young LLP.[4]
(j)(3)	Consent of Eldredge, Fox & Porretti, LLP.[4]
(j)(4)	Consent of Brady, Martz & Associates, PC. 8
(j)(5)	Consent of Cohen McCurdy, Ltd.8
(k)	Omitted Financial Statements.[2]
(l)	Not applicable
(m)(1)(a)	Shareholder Services Plan for the Integrity Equity Fund.[5]
(m)(1)(c)	Shareholder Services Plan for the Integrity Value Fund.[5]
(m)(1)(d)	Shareholder Services Plan for the Integrity Small Cap Growth Fund.[5]
(m)(1)(e)	Shareholder Services Plan for the Integrity Health Sciences Fund.[5]
(m)(1)(f)	Shareholder Services Plan for the Integrity Technology Fund.[5]
(m)(1)(g)	Shareholder Services Plan for the Integrity High Income Fund.[5]
(m)(1)(h)	Shareholder Services Plan for the Integrity Municipal Fund.[5]
(m)(1)(i)	Shareholder Services Plan for the Integrity Growth & Income Fund. [7]
(m)(1)(j)	Shareholder Services Plan for the Integrity All Season Fund. [8]
(m)(2)(a)	Form of Dealer Agreement.[4]
(n)(1)(a)	Rule 18f-3 Plan for the Integrity Equity Fund.[7]
(n)(1)(c)	Rule 18f-3 Plan for the Integrity Value Fund.[7]
(n)(1)(d)	Rule 18f-3 Plan for the Integrity Small Cap Growth Fund.[7]
(n)(1)(e)	Rule 18f-3 Plan for the Integrity Health Sciences Fund.[7]
(n)(1)(f)	Rule 18f-3 Plan for the Integrity Technology Fund.[7]
(n)(1)(g)	Rule 18f-3 Plan for the Integrity High Income Fund.[7]
(n)(1)(h)	Rule 18f-3 Plan for the Integrity Municipal Fund.[7]
(n)(1)(i)	Rule 18f-3 Plan for the Integrity Growth & Income Fund.[7]
(n)(1)(j)	Rule 18f-3 Plan for the Integrity All Season Fund.[8]
(p)(1)	Code of Ethics.[7]

________________________

1  Previously filed with and incorporated by reference to Post-Effective Amendment No. 6 filed on December 8, 1997.

2  Previously filed with and incorporated by reference to Post-Effective Amendment No. 9 filed on May 2, 2000.

3  Previously filed with and incorporated by reference to Post-Effective Amendment No. 16 filed on May 23, 2003.

4  Previously filed with and incorporated by reference to Post-Effective Amendment No. 21 filed on September 5, 2003.

5  Previously filed with and incorporated by reference to Post-Effective Amendment No. 23 filed on April 27, 2004.

6  Previously filed with and incorporated by reference to Post-Effective Amendment No. 25 filed on February 25, 2005.

7  Previously filed with and incorporated by reference to Post-Effective Amendment No. 26 filed on April 25, 2005.

8  Filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None

ITEM 25.  INDEMNIFICATION.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Declaration of Trust provides with regard to indemnification that:

A. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Trust) by reason of the fact that he/she is or was a Trustee, employee or officer of the Trust or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him/her in connection with such action, suit or proceeding if he/she acted in good faith and in a manner he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, or, with respect to any criminal action or proceedings, that he/she had reasonable cause to believe that his/her conduct was unlawful.

B. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that he/she is or was a Trustee, employee or officer of the Trust or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him/her in connection with the defense or settlement of such action or suit if he/she acted in good faith and in a manner he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, EXCEPT, however, that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his/her duty to the Trust unless and only to the extent that an appropriate court shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

C. To the extent that a Trustee, employee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections A or B above in defense of any claim, issue or matter therein, he/she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him/her in connection therewith.

D. Except as provided in subsection C above, any indemnification under subsection A or B of this Section (unless ordered by a court) shall be made by the Trust only as permitted under any applicable provisions of Title I of the Employee Retirement Income Security Act of 1974, as amended, and as authorized in the specific case upon a determination that indemnification of a Trustee, employee or officer is proper in the circumstances because he/she has met the applicable standard of conduct set forth in subsection A, B or H. Such determination shall be made (1) by the Trustees by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or, even if such a quorum is obtainable and such quorum so directs, by independent legal counsel in a written opinion.

E. Expenses (including attorneys' fees) incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding as authorized by the Trustees upon receipt of an undertaking by or on behalf of the Trustee, employee or officer to repay such amount unless it shall ultimately be determined that he/she is entitled to be indemnified by the Trust as authorized in this Section; provided that such an undertaking must be secured by a surety bond or other suitable insurance.

F. The indemnification provided by this Section shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any rule, agreement, vote of the Shareholders or disinterested Trustees or otherwise, both as to actions in his/her official capacity and as to actions in any capacity while holding such office, and shall continue as to a person who has ceased to be a Trustee, employee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

G. The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee, employee or officer of the Trust, or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against any liability asserted against him/her and incurred by him/her in any such capacity, or arising out of his/her status as such; provided, however, that the Trust shall not purchase or maintain any such insurance in contravention of any applicable provision of Title I of the Employee Retirement Income Security Act of 1974, as amended.

H. Anything to the contrary in the foregoing subsections A through G notwithstanding, no Trustee, employee or officer of the Trust shall be indemnified against any liability to the Trust or the Shareholders to which he/she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his/her office, and no Trustee, employee or officer of the Trust shall be indemnified in any other case in which the 1940 Act would restrict or prohibit such indemnification.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

The business of Integrity Money Management, Inc., is summarized under "Investment Adviser" in the Statement of Additional Information constituting Part B of this Registration Statement, which summary is incorporated herein by reference.

The information required by this item 26 with respect to each director, officer or partner of the Registrant’s adviser, Integrity Money Management, Inc., is incorporated by reference to Form ADV filed by Integrity Money Management, Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-51540).

The information required by this item 26 with respect to each director, officer or partner of the Registrant's sub-adviser, Ancora Advisers, LLC, is incorporated by reference to Form ADV filed by Ancora Advisers, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-61770).

The information required by this item 26 with respect to each director, officer or partner of the Registrant's sub-adviser, SMH Capital Advisors, Inc., is incorporated by reference to Form ADV filed by SMH Capital Advisors, Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-54089).

The information required by this item 26 with respect to each director, officer or partner of the Registrant's sub-adviser, IPS Advisors, Inc., is incorporated by reference to Form ADV filed by IPS Advisors, Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-47606).

The information required by this item 26 with respect to each director, officer or partner of the Registrant's sub-adviser, All Season Financial Advisors, Inc., is incorporated by reference to Form ADV filed by All Season Financial Advisors, Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-16626).

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a)  The principal underwriter of the Trust's shares, Integrity Funds Distributor, Inc., currently acts as a principal underwriter, depositor or investment adviser for the following other investment companies:

Integrity Managed Portfolios

ND Tax-Free Fund, Inc.

Montana Tax-Free Fund, Inc.

Integrity Fund of Funds, Inc.

Integrity Funds Distributor, Inc., is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.

(b)  Information with respect to each officer and director of Integrity Funds Distributor, Inc., is incorporated by reference to Schedule A of Form BD filed by it under The Securities and Exchange Act of 1934 (File No. 8- 042561).

(c)  Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant or Integrity Funds Distributor, Inc., each of which is located at 1 North Main Street, Minot, North Dakota 58703; Ancora Advisers, LLC, 2000 Auburn Drive, Suite 430, Beachwood, Ohio 44122, the sub-adviser to the Integrity Equity Fund; SMH Capital Advisors, Inc., 600 Travis, Houston, Texas 77002, the sub-adviser to the Integrity High Income Fund and the Integrity All Season Fund; IPS Advisory, Inc., 9111 Cross Park Drive, E-120, Knoxville, TN 37923, sub-adviser to the Integrity Growth & Income Fund; and All Season Financial Advisors, Inc., 731 Sherman Street, Denver, CO, 80203, sub-adviser to the Integrity All Season Fund. Records relating to the duties of the Registrant's custodian are maintained by Wells Fargo Bank, NA., 801 Nicollet Mall, Suite 700, Minneapolis, MN.

ITEM 29.  MANAGEMENT SERVICES.

Not Applicable.

ITEM 30.  UNDERTAKINGS.

Registrant undertakes to furnish each person, to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof, to which the prospectus relates upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 28 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minot and the State of North Dakota on the 29th day of July, 2005.

THE INTEGRITY FUNDS

By /s/ Robert E. Walstad
Robert E. Walstad
Trustee, and President

Pursuant to the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Lynn W. Aas Trustee
By /s/ Robert E. Walstad
Orlin W. Backes Trustee	Robert E. Walstad Attorney-in-Fact July 29, 2005

R. James Maxson Trustee

/s/ Robert E. Walstad
Robert E. Walstad Trustee, Chairman of the Board, President	July 29, 2005

An original power of attorney authorizing Robert E. Walstad to execute any amendment to this Registration Statement for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, has been executed and filed with the Securities and Exchange Commission with Post-Effective amendment No. 25 to the Registration Statement.

EXHIBITS

Index to Exhibits

(d)(1)(j)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity All Season Fund.
(d)(2)(c)	Sub-Investment Advisory Agreement between IPS Advisors, Inc., and Integrity on behalf of the Integrity Growth & Income Fund.
(d)(2)(d)	Sub-Investment Advisory Agreement between All Season Financial Advisors, Inc., and Integrity on behalf of the Integrity All Season Fund.
(d)(2)(e)	Sub-Investment Advisory Agreement between SHM Capital Advisor, Inc., and Integrity on behalf of the Integrity All Season Fund.
(e)(1)(j)	Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity All Season Fund.
(i)	Consent of Counsel.
(j)(5)	Consent of Cohen McCurdy, Ltd.
(j)(4)	Consent of Brady, Martz & Associates, PC.
(m)(1)(j)	Shareholder Services Plan for the Integrity All Season Fund.
(n)(1)(j)	Rule 18f-3 Plan for the Integrity All Season Fund.